UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—December 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Developed Markets Index Fund Investor Shares - VDVIX

Developed Markets Index Fund FTSE Developed Markets ETF Shares - VEA

Developed Markets Index Fund Admiral™ Shares - VTMGX

Developed Markets Index Fund Institutional Shares - VTMNX

Developed Markets Index Fund Institutional Plus Shares - VDIPX

Vanguard Developed Markets Index Fund

Investor Shares (VDVIX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.16%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the benchmark's 11 industry sectors posted positive returns for the 12 months. Financials, industrials, and technology contributed most to results. Each of the five regions represented within the portfolio also posted positive returns. The biggest contributor was Europe, followed by the Pacific region.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Investor Shares	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,800	$9,778	$9,971
2016	$9,766	$9,671	$9,919
2016	$10,391	$10,318	$10,607
2016	$10,236	$10,229	$10,472
2017	$11,030	$10,975	$11,299
2017	$11,729	$11,651	$11,944
2017	$12,383	$12,312	$12,663
2017	$12,929	$12,920	$13,342
2018	$12,776	$12,689	$13,190
2018	$12,569	$12,552	$12,850
2018	$12,706	$12,685	$12,915
2018	$11,046	$11,008	$11,392
2019	$12,168	$12,127	$12,555
2019	$12,567	$12,532	$12,914
2019	$12,439	$12,399	$12,700
2019	$13,472	$13,468	$13,876
2020	$10,228	$10,260	$10,545
2020	$12,015	$11,942	$12,342
2020	$12,687	$12,654	$13,169
2020	$14,834	$14,814	$15,436
2021	$15,431	$15,416	$16,025
2021	$16,302	$16,293	$16,934
2021	$16,041	$16,119	$16,510
2021	$16,518	$16,530	$16,801
2022	$15,514	$15,659	$15,910
2022	$13,332	$13,274	$13,671
2022	$11,930	$12,001	$12,350
2022	$13,975	$13,955	$14,096
2023	$15,055	$15,018	$15,001
2023	$15,514	$15,468	$15,381
2023	$14,786	$14,854	$14,869
2023	$16,436	$16,461	$16,321
2024	$17,275	$17,303	$17,031
2024	$17,153	$17,174	$17,177
2024	$18,429	$18,472	$18,618
2024	$16,922	$17,014	$17,224
2025	$18,067	$18,006	$18,007
2025	$20,423	$20,416	$20,245
2025	$21,613	$21,629	$21,677
2025	$22,838	$22,945	$22,727

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	34.96%	9.01%	8.61%
Spliced Developed ex US Index	34.86%	9.14%	8.66%
FTSE Global All Cap ex US Index	31.95%	8.04%	8.56%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$269,113
Number of Portfolio Holdings	3,886
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$14,151

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Asia	29.9%
Europe	52.4%
North America	11.1%
Oceania	6.1%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1397

Vanguard Developed Markets Index Fund

FTSE Developed Markets ETF Shares (VEA) NYSE Arca

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Developed Markets ETF Shares	$4	0.03%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the benchmark's 11 industry sectors posted positive returns for the 12 months. Financials, industrials, and technology contributed most to results. Each of the five regions represented within the portfolio also posted positive returns. The biggest contributor was Europe, followed by the Pacific region.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	FTSE Developed Markets ETF Shares Net Asset Value	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,801	$9,778	$9,971
2016	$9,777	$9,671	$9,919
2016	$10,401	$10,318	$10,607
2016	$10,251	$10,229	$10,472
2017	$11,051	$10,975	$11,299
2017	$11,757	$11,651	$11,944
2017	$12,409	$12,312	$12,663
2017	$12,961	$12,920	$13,342
2018	$12,814	$12,689	$13,190
2018	$12,612	$12,552	$12,850
2018	$12,749	$12,685	$12,915
2018	$11,085	$11,008	$11,392
2019	$12,213	$12,127	$12,555
2019	$12,616	$12,532	$12,914
2019	$12,490	$12,399	$12,700
2019	$13,532	$13,468	$13,876
2020	$10,283	$10,260	$10,545
2020	$12,078	$11,942	$12,342
2020	$12,762	$12,654	$13,169
2020	$14,925	$14,814	$15,436
2021	$15,523	$15,416	$16,025
2021	$16,407	$16,293	$16,934
2021	$16,157	$16,119	$16,510
2021	$16,640	$16,530	$16,801
2022	$15,636	$15,659	$15,910
2022	$13,435	$13,274	$13,671
2022	$12,028	$12,001	$12,350
2022	$14,087	$13,955	$14,096
2023	$15,181	$15,018	$15,001
2023	$15,656	$15,468	$15,381
2023	$14,922	$14,854	$14,869
2023	$16,589	$16,461	$16,321
2024	$17,445	$17,303	$17,031
2024	$17,320	$17,174	$17,177
2024	$18,613	$18,472	$18,618
2024	$17,099	$17,014	$17,224
2025	$18,264	$18,006	$18,007
2025	$20,657	$20,416	$20,245
2025	$21,859	$21,629	$21,677
2025	$23,109	$22,945	$22,727

Average Annual Total Returns

	1 Year	5 Years	10 Years
FTSE Developed Markets ETF Shares Net Asset Value	35.15%	9.14%	8.74%
FTSE Developed Markets ETF Shares Market Price	35.17%	9.21%	8.75%
Spliced Developed ex US Index	34.86%	9.14%	8.66%
FTSE Global All Cap ex US Index	31.95%	8.04%	8.56%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$269,113
Number of Portfolio Holdings	3,886
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$14,151

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Asia	29.9%
Europe	52.4%
North America	11.1%
Oceania	6.1%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR936

Vanguard Developed Markets Index Fund

Admiral™ Shares (VTMGX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.05%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the benchmark's 11 industry sectors posted positive returns for the 12 months. Financials, industrials, and technology contributed most to results. Each of the five regions represented within the portfolio also posted positive returns. The biggest contributor was Europe, followed by the Pacific region.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Admiral Shares	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,798	$9,778	$9,971
2016	$9,769	$9,671	$9,919
2016	$10,395	$10,318	$10,607
2016	$10,245	$10,229	$10,472
2017	$11,047	$10,975	$11,299
2017	$11,752	$11,651	$11,944
2017	$12,398	$12,312	$12,663
2017	$12,950	$12,920	$13,342
2018	$12,809	$12,689	$13,190
2018	$12,604	$12,552	$12,850
2018	$12,742	$12,685	$12,915
2018	$11,078	$11,008	$11,392
2019	$12,203	$12,127	$12,555
2019	$12,602	$12,532	$12,914
2019	$12,477	$12,399	$12,700
2019	$13,520	$13,468	$13,876
2020	$10,266	$10,260	$10,545
2020	$12,065	$11,942	$12,342
2020	$12,750	$12,654	$13,169
2020	$14,908	$14,814	$15,436
2021	$15,498	$15,416	$16,025
2021	$16,386	$16,293	$16,934
2021	$16,129	$16,119	$16,510
2021	$16,611	$16,530	$16,801
2022	$15,606	$15,659	$15,910
2022	$13,412	$13,274	$13,671
2022	$12,012	$12,001	$12,350
2022	$14,066	$13,955	$14,096
2023	$15,152	$15,018	$15,001
2023	$15,629	$15,468	$15,381
2023	$14,896	$14,854	$14,869
2023	$16,553	$16,461	$16,321
2024	$17,405	$17,303	$17,031
2024	$17,283	$17,174	$17,177
2024	$18,567	$18,472	$18,618
2024	$17,056	$17,014	$17,224
2025	$18,228	$18,006	$18,007
2025	$20,611	$20,416	$20,245
2025	$21,805	$21,629	$21,677
2025	$23,056	$22,945	$22,727

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	35.17%	9.11%	8.71%
Spliced Developed ex US Index	34.86%	9.14%	8.66%
FTSE Global All Cap ex US Index	31.95%	8.04%	8.56%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$269,113
Number of Portfolio Holdings	3,886
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$14,151

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Asia	29.9%
Europe	52.4%
North America	11.1%
Oceania	6.1%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR127

Vanguard Developed Markets Index Fund

Institutional Shares (VTMNX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.03%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the benchmark's 11 industry sectors posted positive returns for the 12 months. Financials, industrials, and technology contributed most to results. Each of the five regions represented within the portfolio also posted positive returns. The biggest contributor was Europe, followed by the Pacific region.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$4,899,504	$4,888,910	$4,985,415
2016	$4,889,298	$4,835,480	$4,959,672
2016	$5,197,542	$5,158,769	$5,303,457
2016	$5,122,807	$5,114,271	$5,235,936
2017	$5,523,140	$5,487,547	$5,649,589
2017	$5,875,704	$5,825,358	$5,972,033
2017	$6,202,477	$6,155,809	$6,331,677
2017	$6,478,524	$6,459,794	$6,671,064
2018	$6,408,281	$6,344,674	$6,594,773
2018	$6,306,569	$6,276,153	$6,424,848
2018	$6,375,441	$6,342,541	$6,457,457
2018	$5,539,920	$5,504,208	$5,696,178
2019	$6,107,512	$6,063,436	$6,277,732
2019	$6,307,076	$6,266,094	$6,456,826
2019	$6,245,148	$6,199,295	$6,350,132
2019	$6,766,715	$6,733,902	$6,938,213
2020	$5,140,876	$5,130,079	$5,272,530
2020	$6,040,264	$5,971,220	$6,171,243
2020	$6,377,794	$6,326,832	$6,584,723
2020	$7,461,779	$7,407,225	$7,718,215
2021	$7,762,174	$7,707,975	$8,012,695
2021	$8,201,569	$8,146,276	$8,466,997
2021	$8,073,931	$8,059,645	$8,254,939
2021	$8,315,330	$8,264,852	$8,400,428
2022	$7,813,437	$7,829,563	$7,955,043
2022	$6,716,474	$6,636,844	$6,835,282
2022	$6,011,678	$6,000,551	$6,174,813
2022	$7,039,503	$6,977,396	$7,047,818
2023	$7,588,113	$7,508,933	$7,500,490
2023	$7,826,855	$7,734,120	$7,690,315
2023	$7,461,098	$7,426,867	$7,434,319
2023	$8,295,275	$8,230,558	$8,160,691
2024	$8,721,916	$8,651,611	$8,515,341
2024	$8,656,520	$8,586,776	$8,588,656
2024	$9,304,546	$9,236,098	$9,309,181
2024	$8,544,008	$8,507,202	$8,611,858
2025	$9,130,747	$9,002,850	$9,003,490
2025	$10,323,499	$10,207,751	$10,122,550
2025	$10,927,087	$10,814,527	$10,838,288
2025	$11,548,064	$11,472,492	$11,363,427

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	35.16%	9.13%	8.73%
Spliced Developed ex US Index	34.86%	9.14%	8.66%
FTSE Global All Cap ex US Index	31.95%	8.04%	8.56%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$269,113
Number of Portfolio Holdings	3,886
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$14,151

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Asia	29.9%
Europe	52.4%
North America	11.1%
Oceania	6.1%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR137

Vanguard Developed Markets Index Fund

Institutional Plus Shares (VDIPX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the benchmark's 11 industry sectors posted positive returns for the 12 months. Financials, industrials, and technology contributed most to results. Each of the five regions represented within the portfolio also posted positive returns. The biggest contributor was Europe, followed by the Pacific region.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $100,000,000

	Institutional Plus Shares	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2015	$100,000,000	$100,000,000	$100,000,000
2016	$98,055,170	$97,778,197	$99,708,295
2016	$97,759,220	$96,709,592	$99,193,450
2016	$104,034,165	$103,175,381	$106,069,130
2016	$102,497,623	$102,285,423	$104,718,711
2017	$110,517,725	$109,750,944	$112,991,772
2017	$117,603,984	$116,507,161	$119,440,667
2017	$124,127,463	$123,116,175	$126,633,548
2017	$129,652,819	$129,195,877	$133,421,275
2018	$128,182,922	$126,893,489	$131,895,465
2018	$126,181,146	$125,523,055	$128,496,963
2018	$127,582,954	$126,850,811	$129,149,148
2018	$110,914,158	$110,084,164	$113,923,569
2019	$122,222,007	$121,268,718	$125,554,633
2019	$126,232,152	$125,321,885	$129,136,513
2019	$124,959,774	$123,985,893	$127,002,641
2019	$135,396,973	$134,678,049	$138,764,269
2020	$102,880,781	$102,601,577	$105,450,601
2020	$120,826,504	$119,424,405	$123,424,853
2020	$127,678,984	$126,536,642	$131,694,460
2020	$149,298,197	$148,144,505	$154,364,302
2021	$155,288,586	$154,159,507	$160,253,890
2021	$164,163,496	$162,925,523	$169,339,935
2021	$161,613,434	$161,192,898	$165,098,789
2021	$166,454,708	$165,297,043	$168,008,569
2022	$156,441,404	$156,591,255	$159,100,850
2022	$134,406,998	$132,736,885	$136,705,633
2022	$120,394,389	$120,011,019	$123,496,253
2022	$140,933,638	$139,547,928	$140,956,356
2023	$151,899,755	$150,178,663	$150,009,804
2023	$156,681,683	$154,682,393	$153,806,307
2023	$149,327,599	$148,537,335	$148,686,389
2023	$166,022,239	$164,611,168	$163,213,821
2024	$174,538,863	$173,032,211	$170,306,816
2024	$173,315,954	$171,735,522	$171,773,120
2024	$186,282,193	$184,721,957	$186,183,616
2024	$171,144,402	$170,144,038	$172,237,163
2025	$182,812,434	$180,057,007	$180,069,792
2025	$206,768,096	$204,155,025	$202,451,002
2025	$218,773,248	$216,290,547	$216,765,758
2025	$231,302,752	$229,449,836	$227,268,539

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Plus Shares	35.15%	9.15%	8.75%
Spliced Developed ex US Index	34.86%	9.14%	8.66%
FTSE Global All Cap ex US Index	31.95%	8.04%	8.56%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$269,113
Number of Portfolio Holdings	3,886
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$14,151

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Asia	29.9%
Europe	52.4%
North America	11.1%
Oceania	6.1%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1457

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
(a) Audit Fees.	$162,000	$163,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$162,000	$163,000

(e)            (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,947,067	$3,802,420
Tax Fees.	$1,575,446	$2,062,604
All Other Fees.	$25,000	$293,000
Total.	$5,547,513	$6,158,024

(h)           For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2025
Vanguard Developed Markets Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	74
Tax information	75

Developed Markets Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.1%)
Australia (5.9%)
	Commonwealth Bank of Australia	15,784,027	1,684,772
	BHP Group Ltd.	46,296,029	1,397,174
	Westpac Banking Corp.	32,296,860	828,786
	National Australia Bank Ltd.	28,878,483	811,969
	ANZ Group Holdings Ltd.	28,093,209	679,227
	Wesfarmers Ltd.	10,655,023	574,018
	CSL Ltd.	4,566,640	525,536
	Macquarie Group Ltd.	3,231,614	436,688
	Goodman Group	18,725,465	385,336
	Rio Tinto Ltd.	3,485,151	339,996
	Woodside Energy Group Ltd.	17,870,479	278,647
	Transurban Group	29,280,733	277,101
	Northern Star Resources Ltd.	13,034,780	229,381
	Woolworths Group Ltd.	11,478,224	224,571
	Fortescue Ltd.	14,945,595	218,542
	Aristocrat Leisure Ltd.	5,168,173	200,083
	Brambles Ltd.	12,924,262	197,357
	QBE Insurance Group Ltd.	14,257,233	188,758
	Coles Group Ltd.	12,627,521	180,488
	Evolution Mining Ltd.	18,964,982	158,713
	Scentre Group	49,176,704	137,468
	Santos Ltd.	30,631,527	125,809
	Origin Energy Ltd.	16,171,231	123,492
	Telstra Group Ltd.	37,694,111	122,301
	Suncorp Group Ltd.	10,227,950	120,067
	Insurance Australia Group Ltd.	21,351,731	113,318
	Computershare Ltd. (XASX)	4,973,223	112,711
*	Xero Ltd.	1,454,242	110,164
*	James Hardie Industries plc GDR	5,323,075	109,278
	Cochlear Ltd.	615,703	106,898
	South32 Ltd.	42,377,455	100,312
	Stockland	22,782,390	86,863
	Medibank Pvt Ltd.	26,009,164	83,005
*	PLS Group Ltd.	29,306,767	82,098
*	Light & Wonder Inc. GDR	783,298	82,054
	WiseTech Global Ltd.	1,755,953	79,834
	Sigma Healthcare Ltd.	40,533,189	79,348
	Pro Medicus Ltd.	501,370	73,633
	Charter Hall Group	4,428,347	72,029
	Lottery Corp. Ltd.	20,826,473	71,559
	Orica Ltd.	4,426,849	71,498
	APA Group	11,680,121	69,791
*	Lynas Rare Earths Ltd.	8,443,167	69,246
	CAR Group Ltd.	3,374,790	69,120
	ALS Ltd.	4,698,186	68,827
	Washington H Soul Pattinson & Co. Ltd.	2,720,384	67,311
	Sonic Healthcare Ltd.	4,418,110	66,523
	BlueScope Steel Ltd.	4,129,504	65,938
	JB Hi-Fi Ltd.	1,023,536	65,519
	GPT Group	18,114,101	65,366
	ASX Ltd.	1,834,365	62,813
	Vicinity Ltd.	36,210,618	61,649
*	Mineral Resources Ltd.	1,583,030	57,144
	SGH Ltd.	1,814,990	56,018
	REA Group Ltd.	446,784	54,465
	Technology One Ltd.	2,773,618	51,441
*	Sandfire Resources Ltd.	4,324,208	51,364
	Mirvac Group	37,184,862	50,686
	Qube Holdings Ltd.	15,831,851	50,227
*	NEXTDC Ltd.	6,002,496	49,977

Developed Markets Index Fund
		Shares	Market Value• ($000)
	SEEK Ltd.	3,218,794	49,428
	Ramelius Resources Ltd.	17,768,545	48,871
	Ampol Ltd.	2,257,131	47,972
	Qantas Airways Ltd.	6,924,612	47,840
*	Genesis Minerals Ltd.	9,997,788	47,825
	Perseus Mining Ltd.	12,703,190	47,756
	HUB24 Ltd.	731,226	46,783
	Dexus	9,965,099	45,962
[1]	a2 Milk Co. Ltd.	6,564,089	40,312
	Aurizon Holdings Ltd.	16,450,957	40,030
	Ramsay Health Care Ltd.	1,742,058	39,833
	Whitehaven Coal Ltd.	7,408,605	38,136
	Worley Ltd.	4,562,816	38,103
	Bendigo & Adelaide Bank Ltd.	5,313,438	37,224
	Cleanaway Waste Management Ltd.	21,151,957	36,467
	Westgold Resources Ltd.	8,514,783	36,164
*	Capricorn Metals Ltd.	3,732,239	35,313
	AGL Energy Ltd.	5,667,865	35,122
	Regis Resources Ltd.	7,014,394	34,984
	Steadfast Group Ltd.	9,931,140	34,883
*	Vault Minerals Ltd.	9,689,392	34,873
	Endeavour Group Ltd.	14,271,181	34,795
*	IGO Ltd.	6,357,642	34,648
	Downer EDI Ltd.	6,330,948	33,453
	Dyno Nobel Ltd.	15,623,392	33,394
	Ansell Ltd.	1,342,633	31,335
	Atlas Arteria Ltd.	9,584,565	31,174
	Challenger Ltd.	4,795,129	30,025
	Ventia Services Group Pty Ltd.	7,457,886	29,571
	AMP Ltd.	23,890,011	28,984
	Eagers Automotive Ltd.	1,617,186	26,531
	Bank of Queensland Ltd.	6,081,871	26,455
	Treasury Wine Estates Ltd.	7,508,955	26,202
*	Zip Co. Ltd.	11,877,533	25,782
*	Paladin Energy Ltd.	3,981,340	25,235
*	Liontown Ltd.	23,303,501	24,403
	AUB Group Ltd.	1,096,034	22,493
	Harvey Norman Holdings Ltd.	4,830,295	22,304
	Metcash Ltd.	10,125,748	22,266
	Lendlease Corp. Ltd.	6,350,683	21,943
	Chorus Ltd.	4,041,777	21,819
[1]	Reece Ltd.	2,428,676	21,618
	National Storage REIT	11,487,296	20,876
	nib holdings Ltd.	4,560,007	20,837
*	Emerald Resources NL	4,767,915	19,833
	Netwealth Group Ltd.	1,138,245	19,403
*	Greatland Resources Ltd.	2,814,072	19,372
	Reliance Worldwide Corp. Ltd.	7,337,836	18,838
[1]	Breville Group Ltd.	953,663	18,671
	Codan Ltd.	965,457	18,254
	Sims Ltd.	1,521,477	18,154
*,1	Telix Pharmaceuticals Ltd.	2,362,558	17,661
	Charter Hall Long Wale REIT	6,499,383	17,651
	Pinnacle Investment Management Group Ltd.	1,522,901	17,320
	Region Group	10,958,911	17,145
*	Resolute Mining Ltd.	19,772,109	16,014
	Orora Ltd.	10,870,177	15,993
*	Mesoblast Ltd.	8,731,242	15,781
	Super Retail Group Ltd.	1,474,212	15,737
[1]	Flight Centre Travel Group Ltd.	1,567,028	15,657
	Monadelphous Group Ltd.	879,598	15,530
	Iluka Resources Ltd.	4,032,310	15,501
	HomeCo Daily Needs REIT	16,694,492	15,174
*	Bellevue Gold Ltd.	13,507,227	15,118
*,1	DroneShield Ltd.	7,354,507	15,008
	ARB Corp. Ltd.	700,138	14,636
*	Insignia Financial Ltd.	4,819,432	14,624
	Champion Iron Ltd.	3,616,612	14,567
	Charter Hall Retail REIT	5,351,624	14,515
*	Austal Ltd.	3,231,639	14,406

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Perenti Ltd.	7,713,501	14,317
*,1	Southern Cross Gold Consolidated Ltd. GDR	1,839,837	14,148
	Tabcorp Holdings Ltd.	21,497,325	14,130
	BWP Property Group Ltd.	5,379,620	14,116
	NRW Holdings Ltd.	4,029,471	13,801
[2]	Viva Energy Group Ltd.	10,090,208	13,768
	Ingenia Communities Group	3,805,587	13,081
	Centuria Industrial REIT	5,920,462	13,057
	Perpetual Ltd.	1,039,084	12,891
*	Neuren Pharmaceuticals Ltd.	1,028,464	12,704
*	Tuas Ltd.	2,667,397	12,559
	Generation Development Group Ltd.	3,167,198	12,406
*	Megaport Ltd.	1,514,071	12,235
*,1	Silex Systems Ltd.	2,136,193	12,162
[1]	Yancoal Australia Ltd.	3,578,184	11,798
*	Judo Capital Holdings Ltd.	9,921,468	11,369
	Lovisa Holdings Ltd.	581,229	11,319
	Nick Scali Ltd.	719,336	11,284
	New Hope Corp. Ltd.	4,195,167	11,254
*	PEXA Group Ltd.	1,252,184	11,209
*	Ora Banda Mining Ltd.	11,033,168	11,153
	Beach Energy Ltd.	13,822,096	10,820
	Deterra Royalties Ltd.	3,998,685	10,811
	Imdex Ltd.	4,609,368	10,536
*	Deep Yellow Ltd.	8,405,314	10,245
	Magellan Financial Group Ltd.	1,540,888	10,228
*	Catalyst Metals Ltd.	2,091,688	10,172
*	WEB Travel Group Ltd.	3,178,749	10,111
	SRG Global Ltd.	5,032,708	10,055
	Nickel Industries Ltd.	18,003,193	9,982
	Waypoint REIT Ltd.	5,869,632	9,968
	Bega Cheese Ltd.	2,442,913	9,858
[1,3]	Corporate Travel Management Ltd.	1,110,057	9,524
	IRESS Ltd.	1,676,035	9,467
	TPG Telecom Ltd.	3,750,651	9,464
*,1	IperionX Ltd.	2,533,663	9,430
[1]	IDP Education Ltd.	2,449,748	9,414
*	Pantoro Gold Ltd.	2,882,882	9,309
*	SiteMinder Ltd.	2,292,618	9,260
	GrainCorp Ltd. Class A	1,924,394	9,205
	EVT Ltd.	1,093,994	9,137
*	Predictive Discovery Ltd.	18,539,205	9,000
	Helia Group Ltd.	2,410,220	8,835
[1]	Domino's Pizza Enterprises Ltd.	624,670	8,735
	Arena REIT	3,665,547	8,692
*,1	Vulcan Energy Resources Ltd.	2,935,384	8,621
	Nine Entertainment Co. Holdings Ltd.	11,669,550	8,620
	Centuria Capital Group	6,377,357	8,561
	GQG Partners Inc. GDR	7,203,782	8,367
*	Temple & Webster Group Ltd.	917,456	8,342
*	Alkane Resources Ltd.	9,309,213	8,292
	Data#3 Ltd.	1,351,695	8,095
	Elders Ltd.	1,767,822	8,062
	Service Stream Ltd.	5,384,343	8,040
	Premier Investments Ltd.	866,096	7,946
	Regis Healthcare Ltd.	1,692,942	7,845
*,1	Elevra Lithium Ltd.	1,445,036	7,722
*	Superloop Ltd.	4,463,025	7,709
[1]	Guzman y Gomez Ltd.	517,204	7,448
	DigiCo Infrastructure REIT	4,065,865	7,447
	SmartGroup Corp. Ltd.	1,171,965	7,126
	Amotiv Ltd.	1,194,512	7,124
	Aussie Broadband Ltd.	2,092,198	7,026
*	Develop Global Ltd.	2,269,019	7,010
	Collins Foods Ltd.	1,010,091	6,985
	Karoon Energy Ltd.	6,690,528	6,870
[1]	HMC Capital Ltd.	2,478,327	6,511
	Charter Hall Social Infrastructure REIT	3,136,431	6,439
	McMillan Shakespeare Ltd.	563,808	6,407
*,1	Nanosonics Ltd.	2,393,135	6,339

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Weebit Nano Ltd.	1,868,857	6,277
*,1	Catapult Sports Ltd.	2,256,683	6,249
*	Gemlife Communities Group	1,814,899	6,148
	Hansen Technologies Ltd.	1,745,537	6,143
*,1	Clarity Pharmaceuticals Ltd.	2,717,050	6,095
	Dicker Data Ltd.	839,461	5,750
	Credit Corp. Group Ltd.	608,622	5,691
	Inghams Group Ltd.	3,413,825	5,663
	Integral Diagnostics Ltd.	3,269,952	5,533
*	Macquarie Technology Group Ltd.	119,312	5,284
	Dexus Industria REIT	2,940,386	5,273
	IPH Ltd.	2,216,995	5,195
*	Virgin Australia Holdings Ltd.	2,224,863	5,190
	Ridley Corp. Ltd.	2,794,283	4,941
	Kelsian Group Ltd.	1,737,167	4,918
[1]	Maas Group Holdings Ltd.	1,349,416	4,893
*	Nufarm Ltd.	3,038,928	4,751
	Bravura Solutions Ltd.	2,740,492	4,687
	Rural Funds Trust	3,548,968	4,660
*,1	PolyNovo Ltd.	5,696,583	4,658
	Cromwell Property Group	14,937,648	4,579
*	Amplitude Energy Ltd.	2,328,292	4,537
*,1	Arafura Rare Earths Ltd.	25,228,239	4,501
*	Gentrack Group Ltd.	913,156	4,494
	MyState Ltd.	1,460,763	4,459
*	Chalice Mining Ltd.	3,063,609	4,430
	Regal Partners Ltd.	2,056,814	4,396
	Stanmore Resources Ltd.	2,841,350	4,387
*	Select Harvests Ltd.	1,300,555	4,331
[1]	Supply Network Ltd.	199,566	4,310
	oOh!media Ltd.	4,957,382	4,298
*	Core Lithium Ltd.	23,425,344	4,284
	Navigator Global Investments Ltd. (XASX)	2,156,261	4,256
*	St. Barbara Ltd.	11,039,431	4,241
[1]	PWR Holdings Ltd.	785,448	4,110
	Bapcor Ltd.	2,911,976	4,014
	EQT Holdings Ltd.	248,957	3,954
	Growthpoint Properties Australia Ltd.	2,374,821	3,862
*	Alpha HPA Ltd.	7,446,591	3,840
*,3	Opthea Ltd.	10,480,176	3,777
	Abacus Storage King	3,727,758	3,775
*,1	Boss Energy Ltd.	3,825,660	3,709
	Jumbo Interactive Ltd.	481,616	3,693
	Myer Holdings Ltd.	11,133,188	3,525
	Vulcan Steel Ltd.	760,574	3,515
	Centuria Office REIT	4,372,037	3,352
	GWA Group Ltd.	1,934,668	3,276
	Redox Ltd.	1,604,675	3,254
[1]	Clinuvel Pharmaceuticals Ltd.	385,068	3,193
	Australian Clinical Labs Ltd.	1,725,261	3,161
	Cedar Woods Properties Ltd.	550,216	3,143
	Healius Ltd.	5,212,034	3,140
	Abacus Group	3,892,306	3,140
*,1	Lifestyle Communities Ltd.	915,033	3,067
	Fleetpartners Group Ltd.	1,603,510	3,027
	G8 Education Ltd.	6,567,862	3,020
*,1	Fineos Corp. Ltd. GDR	1,498,279	2,997
*	Tyro Payments Ltd.	4,355,072	2,909
	Australian Ethical Investment Ltd.	822,130	2,766
*,1	Star Entertainment Group Ltd.	21,817,238	2,613
	Australian Finance Group Ltd.	1,721,208	2,501
*	Nuix Ltd.	1,977,277	2,354
*,1	29Metals Ltd.	6,048,450	2,316
*	Omni Bridgeway Ltd.	2,373,054	2,308
	Accent Group Ltd.	3,637,331	2,290
[1]	L1 Group Ltd.	3,166,746	2,252
*	Emeco Holdings Ltd.	2,672,763	2,200
	Praemium Ltd.	4,126,932	2,184
*,1	Wildcat Resources Ltd.	8,796,562	2,142
*,1	ioneer Ltd.	17,428,213	2,141

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Aurelia Metals Ltd.	11,550,676	1,919
*	HealthCo REIT	3,964,054	1,913
*,1	BrainChip Holdings Ltd.	16,247,756	1,892
	GDI Property Group Partnership	4,462,328	1,891
*	Baby Bunting Group Ltd.	1,085,195	1,851
*,1	Audinate Group Ltd.	658,245	1,780
*,1	EML Payments Ltd.	2,836,137	1,745
*,1	Novonix Ltd.	6,124,812	1,712
*	Mayne Pharma Group Ltd.	794,498	1,647
	Kogan.com Ltd.	670,367	1,639
	Solvar Ltd.	1,401,581	1,628
*,1	Strike Energy Ltd.	23,048,884	1,614
*,1	Syrah Resources Ltd.	7,061,462	1,575
*	Coast Entertainment Holdings Ltd.	3,744,126	1,377
	Webjet Group Ltd.	2,283,016	1,336
*	Australian Agricultural Co. Ltd.	1,269,730	1,224
*,3	AVZ Minerals Ltd.	17,339,815	1,157
	Humm Group Ltd.	2,011,425	936
*	Carnarvon Energy Ltd.	14,751,459	848
*	OFX Group Ltd.	2,009,346	648
*,3	Leo Lithium Ltd.	7,547,085	167
*,3	Firefinch Ltd.	8,031,301	108
*,3	ESG Minerals	467,233	—
			15,941,496
Austria (0.3%)
	Erste Group Bank AG	2,654,725	318,326
[2]	BAWAG Group AG	739,060	111,313
	OMV AG	1,345,024	74,847
	Raiffeisen Bank International AG	1,201,055	53,515
	voestalpine AG	1,128,559	49,702
	ANDRITZ AG	612,588	47,769
	Verbund AG	625,387	45,410
	Wienerberger AG	1,002,582	35,775
	Vienna Insurance Group AG Wiener Versicherung Gruppe	329,533	25,953
	UNIQA Insurance Group AG	1,033,382	18,676
	DO & Co. AG	72,142	17,532
	Strabag SE	181,645	17,261
[1]	Oesterreichische Post AG	301,113	10,983
	EVN AG	333,114	10,582
*,1	AT&S Austria Technologie & Systemtechnik AG	234,444	8,777
[1]	CA Immobilien Anlagen AG	282,025	7,429
	Telekom Austria AG	697,564	7,369
	Porr AG	155,653	5,854
*,1	CPI Europe AG	309,125	5,694
	Palfinger AG	139,049	5,410
*,1	Lenzing AG	171,793	4,699
[1]	SBO AG	99,717	3,184
[1]	Agrana Beteiligungs AG	107,217	1,372
			887,432
Belgium (1.0%)
	Anheuser-Busch InBev SA NV	8,988,853	576,913
*	Argenx SE	576,092	485,958
	UCB SA	1,129,271	314,645
	KBC Group NV	2,138,971	278,571
	Ageas SA	1,667,014	116,792
	Groupe Bruxelles Lambert NV	729,218	64,845
	Ackermans & van Haaren NV	199,186	54,083
	Elia Group SA	415,574	53,477
	Syensqo SA	663,237	53,124
	Warehouses De Pauw CVA	1,742,264	45,183
	Financiere de Tubize SA	181,903	44,392
	Sofina SA	144,269	41,719
	Umicore SA	1,955,669	40,881
	Aedifica SA	448,347	35,489
	Lotus Bakeries NV	3,835	35,300
	D'ieteren Group	194,111	34,963
	Cofinimmo SA	358,575	33,285
	KBC Ancora	357,901	30,745
	Solvay SA	682,564	21,718

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Azelis Group NV	1,674,562	18,295
	Montea NV	196,422	16,867
	VGP NV	127,278	14,684
	Fagron	586,512	14,634
	Melexis NV	192,644	12,931
	Bekaert SA	286,582	12,688
	Xior Student Housing NV	366,334	12,439
	Gimv NV	220,785	11,556
	Shurgard Self Storage Ltd. (XBRU)	300,065	10,312
	Deme Group NV	61,881	10,105
[1]	CMB Tech NV	1,054,340	10,002
	Proximus SADP	1,160,746	9,640
	Colruyt Group NV	253,420	9,383
	Retail Estates NV	106,086	7,940
	Barco NV	570,480	7,908
[1]	Tessenderlo Group SA	182,662	5,604
	Kinepolis Group NV	127,328	4,476
*,1	Ontex Group NV	540,672	3,104
*	Vastned NV	73,981	2,700
*	bpost SA	931,616	2,228
			2,559,579
Canada (11.1%)
	Royal Bank of Canada	13,378,226	2,280,697
*	Shopify Inc. Class A	11,211,394	1,805,193
	Toronto-Dominion Bank	16,034,450	1,511,214
	Enbridge Inc.	20,580,790	984,843
	Brookfield Corp.	19,970,592	916,940
	Bank of Montreal	6,792,410	882,115
	Bank of Nova Scotia	11,778,105	868,673
	Canadian Imperial Bank of Commerce	8,865,932	803,751
	Agnico Eagle Mines Ltd.	4,707,369	798,286
	Barrick Mining Corp. (XTSE)	16,001,439	697,043
	Canadian Natural Resources Ltd.	19,283,270	653,149
	Canadian Pacific Kansas City Ltd.	8,514,933	626,887
	Manulife Financial Corp.	16,096,523	584,497
	TC Energy Corp.	9,800,265	539,655
	Canadian National Railway Co.	5,269,293	521,152
	Suncor Energy Inc.	11,516,514	511,155
	Wheaton Precious Metals Corp.	4,282,752	503,490
	National Bank of Canada	3,696,460	464,862
	Constellation Software Inc.	186,839	449,405
	Waste Connections Inc.	2,413,854	423,346
	Alimentation Couche-Tard Inc.	7,287,506	397,997
	Fairfax Financial Holdings Ltd.	207,551	395,563
	Cameco Corp.	4,094,643	374,933
	Franco-Nevada Corp.	1,805,051	374,161
	Dollarama Inc.	2,501,263	373,836
	Intact Financial Corp.	1,681,273	349,998
	Sun Life Financial Inc.	5,318,594	332,008
	Kinross Gold Corp.	11,420,277	321,670
*	Celestica Inc.	1,081,616	319,950
	Nutrien Ltd.	4,602,411	284,082
	Power Corp. of Canada	5,087,675	270,406
	Fortis Inc. (XTSE)	4,772,658	248,134
	Loblaw Cos. Ltd.	5,258,177	237,711
	WSP Global Inc.	1,228,045	222,355
	Cenovus Energy Inc.	13,037,682	220,564
	Teck Resources Ltd. Class B	4,533,303	217,029
	Pembina Pipeline Corp.	5,475,993	208,619
	Restaurant Brands International Inc.	3,051,845	208,252
	Pan American Silver Corp.	3,911,704	202,803
	Brookfield Asset Management Ltd. Class A (XTSE)	3,604,632	188,826
	RB Global Inc.	1,751,012	180,274
*	First Quantum Minerals Ltd.	6,435,000	172,531
	CGI Inc.	1,854,689	171,314
	Thomson Reuters Corp.	1,296,118	171,044
	Tourmaline Oil Corp.	3,468,181	155,576
	Alamos Gold Inc. Class A	3,938,161	152,069
*	Bombardier Inc. Class B	820,442	139,575

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Lundin Mining Corp.	6,463,579	138,921
	Emera Inc.	2,818,186	138,882
	Magna International Inc.	2,508,340	133,718
	Metro Inc.	1,835,102	132,082
	Great-West Lifeco Inc.	2,579,187	127,198
	Imperial Oil Ltd.	1,428,759	123,436
[2]	Hydro One Ltd.	3,000,426	119,444
	iA Financial Corp. Inc.	870,438	112,775
	GFL Environmental Inc.	2,499,126	107,354
	Gildan Activewear Inc.	1,706,821	106,683
	ARC Resources Ltd.	5,517,861	103,519
	George Weston Ltd.	1,485,003	102,448
	Stantec Inc.	1,075,251	101,466
	AtkinsRealis Group Inc.	1,565,565	101,059
	Element Fleet Management Corp.	3,798,270	99,761
	TMX Group Ltd.	2,600,431	98,955
*	Equinox Gold Corp.	6,976,205	98,044
	Whitecap Resources Inc.	11,392,956	95,457
	Toromont Industries Ltd.	768,058	92,919
*	CAE Inc.	3,013,846	91,653
*	IAMGOLD Corp.	5,278,481	87,106
	AltaGas Ltd.	2,799,801	85,368
*	Ivanhoe Mines Ltd. Class A	7,389,133	84,037
	Lundin Gold Inc.	932,207	77,440
	TFI International Inc.	736,930	76,171
*	Aritzia Inc.	890,528	76,138
	Open Text Corp.	2,313,422	75,341
	First Majestic Silver Corp.	4,313,943	71,975
	Hudbay Minerals Inc.	3,575,190	70,980
*	Descartes Systems Group Inc.	804,462	70,573
	BCE Inc.	2,937,499	70,069
	Saputo Inc.	2,323,002	69,916
*	Eldorado Gold Corp.	1,896,110	68,147
	Finning International Inc.	1,251,719	67,823
	TELUS Corp.	4,802,003	63,290
	OR Royalties Inc.	1,777,963	62,981
	Capital Power Corp.	1,469,360	62,680
	OceanaGold Corp.	2,193,320	62,162
*	Capstone Copper Corp.	6,127,074	61,514
	Colliers International Group Inc.	411,492	60,482
	FirstService Corp.	385,519	59,953
	Canadian Tire Corp. Ltd. Class A	464,301	58,840
	Keyera Corp.	1,809,258	58,000
	South Bow Corp.	1,954,753	53,763
	B2Gold Corp.	11,909,896	53,625
*	NexGen Energy Ltd.	5,635,508	51,857
	Brookfield Infrastructure Corp. Class A	1,124,613	51,054
	Definity Financial Corp.	911,626	50,431
	Brookfield Renewable Corp.	1,281,518	49,158
	Algonquin Power & Utilities Corp.	7,285,676	44,801
	Onex Corp.	541,967	44,604
	PrairieSky Royalty Ltd.	2,188,720	43,103
	Torex Gold Resources Inc.	879,541	41,999
	Chartwell Retirement Residences	2,861,363	41,903
*	SSR Mining Inc.	1,907,999	41,828
	DPM Metals Inc.	1,321,761	40,850
*	New Gold Inc.	4,669,880	40,692
	Boyd Group Inc.	254,711	40,572
	Canadian Apartment Properties REIT	1,481,643	39,800
	RioCan REIT	2,807,815	38,254
	IGM Financial Inc.	751,288	33,833
	Granite REIT	567,308	33,773
*	Kinaxis Inc.	260,875	32,897
	Stella-Jones Inc.	527,389	32,710
*	G Mining Ventures Corp.	1,076,706	32,547
	Northland Power Inc.	2,472,638	32,157
	TransAlta Corp.	2,539,637	32,121
	West Fraser Timber Co. Ltd.	491,076	30,043
*	Shopify Inc. Class A (XTSE)	186,358	29,998
	Atco Ltd. Class I	699,354	28,727

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Premium Brands Holdings Corp.	382,650	28,355
	Gibson Energy Inc.	1,547,051	28,314
	Choice Properties REIT	2,600,593	28,061
	First Capital REIT	1,996,535	27,492
	Centerra Gold Inc.	1,882,867	27,107
*	Novagold Resources Inc.	2,841,042	26,495
	Methanex Corp.	632,746	25,097
*	Orla Mining Ltd.	1,842,229	24,777
	Dream Industrial REIT	2,700,124	24,748
*	K92 Mining Inc.	1,446,973	23,920
*	Galaxy Digital Inc. Class A	1,052,079	23,555
	Topaz Energy Corp.	1,170,331	23,482
	SmartCentres REIT	1,222,854	22,942
	BRP Inc.	314,886	22,265
	Linamar Corp.	368,042	22,245
*	ATS Corp.	778,399	21,443
*	BlackBerry Ltd.	5,466,329	20,630
	Baytex Energy Corp.	6,365,879	20,593
	Peyto Exploration & Development Corp.	1,205,896	19,953
*	Air Canada	1,389,978	19,535
*	Discovery Silver Corp.	3,108,029	18,976
	Quebecor Inc. Class B	493,753	18,598
*	Fortuna Mining Corp.	1,864,878	18,274
	H&R REIT	2,436,456	18,160
	Boralex Inc. Class A	966,541	17,837
	Boardwalk REIT	377,101	17,716
	Tamarack Valley Energy Ltd.	2,982,250	17,339
	Russel Metals Inc.	530,482	16,928
*	Endeavour Silver Corp.	1,776,028	16,705
*	Bausch Health Cos. Inc.	2,399,154	16,658
	Secure Waste Infrastructure Corp.	1,320,079	16,610
	North West Co. Inc.	459,069	16,359
*	ERO Copper Corp.	576,512	16,310
*	Seabridge Gold Inc.	537,951	15,948
*	NGEx Minerals Ltd.	826,730	15,420
*	Wesdome Gold Mines Ltd.	921,646	15,270
*	Athabasca Oil Corp.	2,959,262	15,157
*	NuVista Energy Ltd.	1,102,248	14,552
*	Denison Mines Corp.	5,454,380	14,465
*	MDA Space Ltd.	741,470	14,391
*	Skeena Resources Ltd.	597,906	14,201
*	Lightspeed Commerce Inc.	1,153,350	13,915
	Sprott Inc.	131,951	12,924
	Maple Leaf Foods Inc.	708,218	12,864
	Triple Flag Precious Metals Corp.	384,659	12,782
	Primaris REIT	1,120,746	12,730
	EQB Inc.	167,069	12,646
*	Allied Gold Corp.	549,245	12,585
*	Perpetua Resources Corp.	516,148	12,496
	Paramount Resources Ltd. Class A	696,235	12,271
	Parex Resources Inc.	897,779	12,068
	Vermilion Energy Inc.	1,439,188	11,974
	TerraVest Industries Inc.	96,666	11,586
	Allied Properties REIT	1,184,207	11,535
	Transcontinental Inc. Class A	693,288	11,476
	Freehold Royalties Ltd.	1,018,397	11,271
	Keyera Corp. Subscription Receipts	348,521	10,792
	Altus Group Ltd.	253,694	10,482
	Superior Plus Corp.	2,023,550	10,379
	Exchange Income Corp.	155,785	9,302
	Richelieu Hardware Ltd.	312,476	9,006
	Birchcliff Energy Ltd.	1,647,883	8,968
*	Trisura Group Ltd.	284,471	8,854
	Killam Apartment REIT	731,094	8,736
	Labrador Iron Ore Royalty Corp.	394,849	8,593
*	Advantage Energy Ltd.	998,444	8,540
	Sienna Senior Living Inc.	568,929	8,468
	Pet Valu Holdings Ltd.	416,157	8,456
	Winpak Ltd.	249,492	8,109
	InterRent REIT	837,138	8,045

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	International Petroleum Corp.	432,133	7,817
	Brookfield Wealth Solutions Ltd.	162,094	7,463
	Crombie REIT	669,540	7,449
	goeasy Ltd.	75,838	7,254
*	NFI Group Inc.	580,077	6,559
	Enghouse Systems Ltd.	415,690	6,166
	Westshore Terminals Investment Corp.	303,433	5,757
	CT REIT	466,915	5,535
	Brookfield Business Corp. Class A	142,437	5,090
	Strathcona Resources Ltd.	237,664	4,905
	Cogeco Communications Inc.	94,027	4,554
	Cargojet Inc.	70,739	4,326
*	Canfor Corp.	505,264	4,318
	Leon's Furniture Ltd.	130,368	2,659
*	IAMGOLD Corp. (XTSE)	137,879	2,274
	Canada Packers Inc.	138,855	1,628
*	Bombardier Inc. Class A	8,005	1,358
	GFL Environmental Inc. (XTSE)	2,338	100
			29,855,441
Denmark (1.6%)
	Novo Nordisk A/S Class B	30,108,494	1,527,056
	DSV A/S	1,800,732	453,526
	Danske Bank A/S	5,923,053	295,775
	Vestas Wind Systems A/S	9,504,189	257,062
	Novonesis (Novozymes) B Class B	3,283,325	210,069
*	Genmab A/S	582,318	180,509
	Carlsberg A/S Class B	852,782	111,615
	Coloplast A/S Class B	1,266,369	108,572
*,2	Orsted A/S	4,350,875	83,055
[1]	AP Moller - Maersk A/S Class B	36,009	82,625
	Pandora A/S	708,601	78,361
	Tryg A/S	2,842,341	74,331
*	NKT A/S	508,217	63,465
[1]	AP Moller - Maersk A/S Class A	26,098	59,862
	Jyske Bank A/S (Registered)	409,800	56,085
	Ringkjoebing Landbobank A/S	231,301	55,768
*	Zealand Pharma A/S	666,377	48,414
	ISS A/S	1,334,831	45,477
*	ALK-Abello A/S	1,246,912	44,624
	Sydbank A/S	495,671	44,272
	Royal Unibrew A/S	464,388	41,905
	FLSmidth & Co. A/S	444,196	30,892
	ROCKWOOL A/S Class B	763,294	26,818
*	Demant A/S	764,834	25,771
	Per Aarsleff Holding A/S	163,359	22,380
*	Bavarian Nordic A/S	731,864	21,828
*,1,2	Netcompany Group A/S	390,133	21,825
	Alm Brand A/S	7,151,013	21,247
*,1	GN Store Nord A/S	1,235,326	20,532
	Ambu A/S Class B	1,284,252	17,697
	Chemometec A/S	158,413	16,954
	H Lundbeck A/S	2,375,719	16,051
	Schouw & Co. A/S	111,480	11,521
[1]	TORM plc Class A	538,289	10,721
	D/S Norden A/S	188,296	7,437
	UIE plc	117,387	7,140
[2]	Scandinavian Tobacco Group A/S	468,565	7,031
[1]	Gubra A/S	59,637	4,797
*	Dfds A/S	302,805	4,527
*,1	NTG Nordic Transport Group A/S	149,229	4,432
	H Lundbeck A/S Class A	581,437	3,292
			4,225,321
Finland (1.0%)
	Nordea Bank Abp (XHEL)	30,686,407	577,342
	Nokia OYJ	47,369,915	305,397
	Sampo OYJ Class A (XHEL)	21,568,074	260,948
	Kone OYJ Class B	2,946,016	208,704
	Wartsila OYJ Abp	4,289,638	151,873
	UPM-Kymmene OYJ	4,897,476	141,583

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Metso OYJ	6,510,570	113,278
	Neste OYJ	3,865,439	87,448
	Fortum OYJ	3,973,559	84,382
	Orion OYJ Class B	989,510	73,825
	Stora Enso OYJ Class R	5,513,425	68,839
	Konecranes OYJ	609,580	66,752
	Elisa OYJ	1,319,508	58,475
	Kesko OYJ Class B	2,483,832	56,046
	Valmet OYJ	1,333,458	44,068
	Mandatum OYJ	4,032,487	32,476
	Huhtamaki OYJ	824,077	28,693
	Kemira OYJ	1,042,816	23,930
	Sampo OYJ Class A	1,720,480	20,864
	TietoEVRY OYJ (XHEL)	950,187	20,321
	Hiab OYJ	342,560	19,800
	Outokumpu OYJ	3,458,291	17,989
*	Kojamo OYJ	1,438,424	17,258
	Kalmar OYJ Class B	338,950	16,047
[1]	Nokian Renkaat OYJ	1,129,678	12,504
[2]	Terveystalo OYJ	677,823	7,780
	Sanoma OYJ	586,151	6,523
*	QT Group OYJ	160,400	6,152
[1]	Metsa Board OYJ Class B	1,392,405	5,061
	Revenio Group OYJ	186,348	4,880
*	YIT OYJ	1,251,898	4,580
[1]	Tokmanni Group Corp.	433,599	3,923
*	Citycon OYJ	696,324	3,259
	Finnair OYJ	841,718	3,090
			2,554,090
France (7.9%)
	LVMH Moet Hennessy Louis Vuitton SE	2,409,949	1,816,465
	Schneider Electric SE	5,121,235	1,401,043
	Airbus SE	5,521,720	1,282,275
	Safran SA	3,284,975	1,144,212
	TotalEnergies SE	17,334,617	1,130,182
	Sanofi SA	10,137,434	980,849
	BNP Paribas SA	9,355,267	885,073
	EssilorLuxottica SA	2,723,175	861,062
	Hermes International SCA	321,590	798,459
	AXA SA	15,758,025	756,086
	Vinci SA	4,715,352	663,370
*	Air Liquide SA Loyalty Shares	3,013,048	566,314
*	L'Oreal SA Loyalty Shares	1,309,688	562,270
	Danone SA	5,984,262	539,774
	Societe Generale SA	6,663,958	536,475
	Cie de Saint-Gobain SA	4,268,554	434,077
	Air Liquide SA (XPAR)	2,038,416	383,128
	Legrand SA	2,381,230	354,000
	L'Oreal SA (XPAR)	773,086	331,898
	Orange SA	19,691,973	328,591
	Capgemini SE	1,455,443	241,674
*	Engie SA Loyalty Shares	8,828,767	231,926
	Kering SA	661,782	231,252
	Thales SA	842,901	227,386
	Publicis Groupe SA	2,152,877	223,571
	Cie Generale des Etablissements Michelin SCA	6,250,694	207,187
	Veolia Environnement SA	5,689,561	197,982
	Credit Agricole SA	8,755,690	180,261
	Dassault Systemes SE	6,247,090	174,533
	Engie SA (XPAR)	6,111,869	160,555
	STMicroelectronics NV	6,078,171	158,854
	Pernod Ricard SA	1,804,143	154,482
[2]	Euronext NV	838,908	126,019
*	Unibail-Rodamco-Westfield	1,148,195	124,863
	Accor SA	2,082,475	117,402
	Bureau Veritas SA	3,272,969	104,122
	Eiffage SA	715,246	102,480
*	Alstom SA	3,185,745	93,986
	Bouygues SA	1,773,526	92,197

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Carrefour SA	5,310,771	88,613
	Rexel SA	2,105,472	82,581
	SPIE SA	1,369,328	78,944
	Eurofins Scientific SE	1,074,432	78,571
	Klepierre SA	1,963,432	77,684
	Renault SA	1,757,528	72,748
	Sartorius Stedim Biotech	262,594	64,499
	Gaztransport Et Technigaz SA	347,252	63,716
	SCOR SE	1,640,178	55,213
	Technip Energies NV	1,410,399	53,711
	BioMerieux	413,592	53,517
	Dassault Aviation SA	166,500	53,381
	Getlink SE	2,883,340	53,224
	Nexans SA	354,610	52,128
	Edenred SE	2,265,555	50,082
	Elis SA	1,701,953	48,294
	Aeroports de Paris SA	368,020	48,025
	Ipsen SA	330,000	46,045
	Gecina SA	483,023	45,874
[2]	Amundi SA	549,770	45,438
[2]	Ayvens SA	3,345,292	44,777
*	Air Liquide SA	198,803	37,366
	Teleperformance SE	509,347	36,861
	Bollore SE	6,520,069	36,643
*	Air Liquide SA (XETR)	194,525	36,562
*	L 'Oreal Prime De Fidelite	81,137	34,833
	Covivio SA	509,656	33,831
	Arkema SA	539,218	32,862
*	Engie SA	1,202,971	31,601
	FDJ UNITED	1,057,825	29,281
	Vallourec SACA	1,531,647	28,133
	Valeo SE	1,976,116	26,818
	Rubis SCA	673,207	25,277
*	Forvia SE	1,512,243	23,997
	Sopra Steria Group	128,494	23,264
	Alten SA	274,068	23,149
	SES SA	3,419,328	22,114
	Wendel SE	228,223	21,980
*	Sodexo SA ACT Loyalty Shares	405,960	20,800
	VusionGroup	79,959	19,097
	Exosens SAS	319,237	18,146
	Coface SA	960,443	17,664
*	Vivendi SE	6,282,711	17,424
	Virbac SACA	39,122	16,404
	Trigano SA	77,955	15,995
*	Eurazeo SE Prime DE Fidelite	254,640	15,862
*,1	Air France-KLM	1,116,139	15,084
*	ID Logistics Group SACA	28,520	13,740
*	Engie SA Prime de fidelite 2026	522,401	13,723
	IPSOS SA	327,151	13,128
	Vicat SACA	146,641	13,050
	Sodexo SA (XPAR)	250,090	12,814
*	Emeis SA	752,893	12,617
	JCDecaux SE	666,363	12,073
	ARGAN SA	153,624	11,890
*	Carmila SA	589,928	11,769
	Pluxee NV	731,483	11,472
	Mercialys SA	877,996	11,367
	ICADE	425,200	10,960
	Societe BIC SA	180,648	10,915
*	Clariane SE	2,342,977	10,791
	Opmobility	492,351	9,192
[1]	Remy Cointreau SA	207,507	8,889
*,1	Exail Technologies SA	89,763	8,560
	Imerys SA	300,707	8,436
	Television Francaise 1 SA	845,693	8,259
	Altarea SCA	59,339	7,625
*	Viridien	63,422	7,291
*	SEB SA Loyalty Shares	126,015	7,263
	Antin Infrastructure Partners SA	538,685	7,143

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Derichebourg SA	853,889	6,789
*	Ubisoft Entertainment SA	886,473	6,631
	Metropole Television SA	460,738	6,579
*	SOITEC	238,113	6,434
	Interparfums SA	217,280	6,420
	Eurazeo SE (XPAR)	97,042	6,045
	LISI SA (XPAR)	93,975	5,852
	Mersen SA	202,971	5,661
	SEB SA (XPAR)	97,444	5,616
[1]	Eramet SA	76,761	5,168
*	Nexity SA	464,149	4,877
*	Lisi SA Prime de fidelite	77,336	4,816
	Stef SA	30,245	4,665
[1]	Wavestone	67,352	4,393
	Planisware SA	157,447	4,350
	Peugeot Invest SA	46,267	4,112
*,1,2	Worldline SA	2,169,239	3,957
*,2	Elior Group SA	1,222,879	3,928
*,1	Eutelsat Communications SACA	1,938,323	3,865
[1,2]	Verallia SA	139,069	3,747
	Quadient SA	204,407	3,467
	Beneteau SACA	342,858	3,329
	GL Events SACA	94,973	3,324
	Etablissements Maurel et Prom SA	497,052	3,210
*,1	Voltalia SA (Registered)	348,403	3,182
	Fnac Darty SA	88,287	2,997
*,1,2	X-Fab Silicon Foundries SE	456,212	2,758
	Equasens	45,136	2,376
	Manitou BF SA	96,129	2,171
	Lagardere SA	97,505	2,165
*	Sodexo Inc. (Prime Fidelite 2026)	39,000	1,998
*	Sodexo Prime De Fidelite 2027	37,444	1,918
*,1	OVH Groupe SA	223,340	1,908
*	Sodexo Prime De Fidelite	36,283	1,859
*	SEB SA	25,252	1,455
	North Atlantic Energies	20,976	1,067
*,1,2	Aramis Group SAS	144,063	782
*	Lisi SA	3,652	227
*	Lisi SA PF	3,517	219
			21,211,732
Germany (7.1%)
	SAP SE	9,714,095	2,360,219
	Siemens AG (Registered)	6,937,648	1,943,071
	Allianz SE (Registered)	3,648,880	1,687,159
	Deutsche Telekom AG (Registered)	32,805,627	1,067,858
*	Siemens Energy AG	7,017,884	984,529
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,235,258	812,906
	Rheinmetall AG	426,004	777,199
	Deutsche Bank AG (Registered)	16,735,445	644,969
	Infineon Technologies AG	12,288,852	536,174
	Mercedes-Benz Group AG	7,137,377	494,778
	Deutsche Post AG	8,733,685	476,210
	Deutsche Boerse AG	1,737,706	456,706
	BASF SE	8,438,653	444,030
	Bayer AG (Registered)	9,290,206	402,970
	E.ON SE	20,957,594	396,830
	RWE AG	6,287,735	333,167
	adidas AG	1,574,833	311,637
	Heidelberg Materials AG	1,189,752	308,451
	Bayerische Motoren Werke AG (XETR)	2,744,145	297,562
	Commerzbank AG	6,363,028	268,549
	Fresenius SE & Co. KGaA	3,891,328	222,941
	MTU Aero Engines AG	508,417	210,753
	Daimler Truck Holding AG	4,796,365	207,743
	Vonovia SE	6,722,556	193,471
	Hannover Rueck SE	568,414	176,880
	Merck KGaA	1,220,424	174,183
[2]	Siemens Healthineers AG	2,798,632	146,698
	Beiersdorf AG	982,043	107,845

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Symrise AG	1,254,928	101,676
	Fresenius Medical Care AG	1,982,675	94,704
	GEA Group AG	1,360,364	91,936
	QIAGEN NV	2,016,186	91,690
	Continental AG	1,021,927	81,103
	Talanx AG	568,015	75,455
	Knorr-Bremse AG	626,064	69,457
	Henkel AG & Co. KGaA (XTER)	905,132	68,886
	Brenntag SE	1,163,405	67,529
[2]	Scout24 SE	666,579	66,951
*,2	Zalando SE	2,211,466	65,254
	Nemetschek SE	535,174	57,901
*,2	Delivery Hero SE	2,108,650	55,584
	Deutsche Lufthansa AG (Registered)	5,656,227	55,566
	HOCHTIEF AG	141,674	55,463
	KION Group AG	664,397	52,499
	LEG Immobilien SE (XETR)	713,964	52,074
	thyssenkrupp AG	4,632,997	49,807
	CTS Eventim AG & Co. KGaA	541,299	49,552
	Hensoldt AG	570,983	48,904
	RENK Group AG	728,558	45,405
*	TUI AG	4,229,913	44,208
	Bilfinger SE	337,523	42,231
*	Nordex SE	1,181,413	40,044
	Bechtle AG	774,398	39,443
	Freenet AG	1,121,219	38,623
	Rational AG	48,185	37,203
	Evonik Industries AG	2,353,423	36,728
[1]	Aurubis AG	247,595	35,840
*	Auto1 Group SE	1,106,378	35,080
	Volkswagen AG	276,136	33,723
	flatexDEGIRO AG	758,974	32,516
*	Fraport AG Frankfurt Airport Services Worldwide	343,671	28,103
	TAG Immobilien AG	1,703,418	26,382
*	Aumovio SE	510,444	25,630
	Puma SE	975,431	25,316
[1]	K&S AG (Registered)	1,675,362	24,389
	United Internet AG (Registered)	715,979	23,108
	AIXTRON SE	1,071,541	21,514
[1]	Traton SE	586,357	20,799
*	Aroundtown SA	6,685,237	20,697
	Krones AG	127,053	20,128
[2]	DWS Group GmbH & Co. KGaA	294,727	19,371
	Schaeffler AG	1,857,900	18,088
*	Tkms AG& Co. KGaA	230,831	17,931
	LANXESS AG	782,867	16,042
[1]	Carl Zeiss Meditec AG (Bearer)	338,307	15,723
	HUGO BOSS AG	345,841	14,573
*	IONOS Group SE	456,450	14,235
[1]	RTL Group SA	350,348	14,104
[1]	Wacker Chemie AG	163,824	13,232
	Stroeer SE & Co. KGaA	294,474	12,736
[2]	Befesa SA	352,654	12,187
	Deutz AG	1,219,366	12,036
	Duerr AG	453,479	11,894
*,2	Covestro AG (XTER)	163,229	11,568
	Atoss Software SE	83,558	11,290
	Deutsche Wohnen SE	464,384	11,262
	Fielmann Group AG	213,914	10,918
*,1,2	Redcare Pharmacy NV	143,763	10,878
	Jenoptik AG	473,543	10,752
	Sixt SE (XETR)	120,688	9,969
*,2	TeamViewer SE	1,405,123	9,893
[1]	Gerresheimer AG	305,432	9,840
	AlzChem Group AG	54,326	9,813
*	HelloFresh SE	1,359,959	9,756
[1]	Kontron AG	357,049	9,478
	Salzgitter AG	200,094	9,359
	Hornbach Holding AG & Co. KGaA	93,993	9,210
*,1	Evotec SE	1,362,402	8,618

Developed Markets Index Fund
		Shares	Market Value• ($000)
	FUCHS SE	233,533	8,190
	Vossloh AG	89,079	7,950
	KWS Saat SE & Co. KGaA	95,032	7,639
	Wacker Neuson SE	261,498	7,498
	Grand City Properties SA	649,624	7,490
	Eckert & Ziegler SE	402,902	7,161
	CANCOM SE	229,833	7,154
	1&1 AG	240,073	6,950
	Elmos Semiconductor SE	56,469	6,371
[1]	Dermapharm Holding SE	133,764	6,169
	Indus Holding AG	186,735	6,158
[2]	Deutsche Pfandbriefbank AG	1,214,458	5,978
*	CECONOMY AG	1,122,350	5,903
[1]	Schott Pharma AG & Co. KGaA	322,071	5,659
[1]	Suedzucker AG	526,406	5,649
*,1	Hypoport SE	37,649	5,621
	Pfeiffer Vacuum Technology AG	30,154	5,606
[1]	Siltronic AG	98,861	5,597
[1]	Nagarro SE	59,683	5,312
	Kloeckner & Co. SE	545,170	5,155
*	SMA Solar Technology AG	126,299	4,968
	Stabilus SE	206,160	4,909
	Norma Group SE	280,263	4,765
*	Douglas AG	324,206	4,736
	Adtran Networks SE	178,403	4,566
	Springer Nature AG & Co. KGaA	196,481	4,390
[1]	GRENKE AG	230,005	4,188
*,1	Verbio SE	168,775	4,172
[1]	PNE AG	330,480	3,918
[1]	GFT Technologies SE	159,481	3,522
	PATRIZIA SE	356,045	3,389
[1]	Secunet Security Networks AG	15,552	3,365
[1]	Adesso SE	31,739	3,301
	Wuestenrot & Wuerttembergische AG	188,107	3,204
[1]	Deutsche Beteiligungs AG	102,123	3,010
[1]	ProSiebenSat.1 Media SE	513,461	2,923
[1]	Energiekontor AG	62,282	2,594
	Deutsche EuroShop AG	100,793	2,226
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	207,801	2,147
*,1	CECONOMY AG (XETR)	361,315	1,864
*	SGL Carbon SE	503,135	1,832
	Takkt AG	196,877	854
			19,043,398
Hong Kong (1.7%)
	AIA Group Ltd.	99,268,556	1,021,781
	Hong Kong Exchanges & Clearing Ltd.	11,280,499	590,211
	BOC Hong Kong Holdings Ltd.	33,970,439	172,400
	CK Hutchison Holdings Ltd.	25,208,514	171,379
	Sun Hung Kai Properties Ltd.	13,132,003	159,899
	Techtronic Industries Co. Ltd.	13,466,712	154,909
	CLP Holdings Ltd.	15,069,721	134,797
	Hang Seng Bank Ltd.	6,501,415	128,257
	Jardine Matheson Holdings Ltd.	1,727,624	117,902
	Link REIT	24,417,037	109,023
	Galaxy Entertainment Group Ltd.	20,435,879	100,766
	Hong Kong & China Gas Co. Ltd.	102,725,076	92,604
	Power Assets Holdings Ltd.	12,893,073	91,389
	Lenovo Group Ltd.	72,986,312	86,795
	CK Asset Holdings Ltd.	16,911,801	85,521
[2]	WH Group Ltd.	73,825,917	82,243
	Hongkong Land Holdings Ltd.	9,631,808	66,909
	Shenzhou International Group Holdings Ltd.	7,501,429	59,110
	MTR Corp. Ltd.	15,011,836	57,494
	Sands China Ltd.	21,267,438	53,645
	Wharf Real Estate Investment Co. Ltd.	14,611,940	46,182
	Henderson Land Development Co. Ltd.	12,447,969	45,078
	Sino Land Co. Ltd.	34,083,785	44,849
	SITC International Holdings Co. Ltd.	12,354,736	44,210
	CK Infrastructure Holdings Ltd.	5,821,559	43,139

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	MMG Ltd.	37,289,214	42,132
	AAC Technologies Holdings Inc.	6,995,331	35,069
[2]	Samsonite Group SA	12,487,199	31,891
	ASMPT Ltd.	2,981,501	29,696
	PRADA SpA	4,834,849	28,009
[1]	Chow Tai Fook Jewellery Group Ltd.	16,067,239	25,670
	Wharf Holdings Ltd.	9,032,898	25,231
	PCCW Ltd.	36,310,641	25,207
	Swire Properties Ltd.	9,249,200	24,977
	Swire Pacific Ltd. Class A	2,856,394	23,026
[1]	Orient Overseas International Ltd.	1,238,527	19,970
	Hang Lung Properties Ltd.	17,005,093	18,830
	Cathay Pacific Airways Ltd.	11,738,453	18,754
[2]	BOC Aviation Ltd.	1,943,767	18,201
	First Pacific Co. Ltd.	21,940,433	16,796
[1]	Xinyi Glass Holdings Ltd.	15,395,536	16,372
	United Laboratories International Holdings Ltd.	10,613,064	15,824
[1,2]	Budweiser Brewing Co. APAC Ltd.	15,964,763	15,576
	Yue Yuen Industrial Holdings Ltd.	7,329,366	15,029
	Bank of East Asia Ltd.	8,721,504	14,917
	Hang Lung Group Ltd.	7,587,993	14,861
	Kerry Properties Ltd.	5,436,279	14,170
	Hysan Development Co. Ltd.	5,660,079	13,752
	Johnson Electric Holdings Ltd.	3,477,627	13,302
	Swire Pacific Ltd. Class B	8,889,458	13,254
	MGM China Holdings Ltd.	7,722,809	13,014
*,1	HUTCHMED China Ltd.	4,794,545	12,710
[1]	CGN Mining Co. Ltd.	31,225,000	12,373
	Pacific Basin Shipping Ltd.	40,947,261	12,278
*,1	New World Development Co. Ltd.	13,013,367	12,188
	VTech Holdings Ltd.	1,513,819	11,940
[1]	Time Interconnect Technology Ltd.	5,187,965	11,336
	DFI Retail Group Holdings Ltd. (Registered)	2,836,805	11,197
	Wynn Macau Ltd.	14,164,716	10,828
	Stella International Holdings Ltd.	5,382,448	10,351
*,1	OSL Group Ltd.	4,600,500	10,045
*,1,2	FIT Hon Teng Ltd.	15,774,481	10,005
	CTF Services Ltd.	10,144,703	9,738
	Fortune REIT	14,654,182	9,214
	Luk Fook Holdings International Ltd.	2,996,653	9,048
*,1	Duality Biotherapeutics Inc.	233,300	8,931
*,2	HBM Holdings Ltd.	5,626,000	8,789
*,1	Vobile Group Ltd.	16,176,230	8,554
*,1	Cowell e Holdings Inc.	2,396,722	8,475
*,1	Bright Smart Securities & Commodities Group Ltd.	7,830,000	8,130
	Man Wah Holdings Ltd.	13,438,703	7,903
	Nexteer Automotive Group Ltd.	9,424,777	7,764
*,1	SJM Holdings Ltd.	24,474,247	7,587
	Dah Sing Financial Holdings Ltd.	1,664,507	7,563
[1]	Guotai Junan International Holdings Ltd.	22,760,503	7,465
[1]	United Energy Group Ltd.	121,171,098	6,838
	Shangri-La Asia Ltd.	10,852,314	6,624
*,1	Realord Group Holdings Ltd.	3,839,595	6,615
[1]	SY Holdings Group Ltd.	4,541,500	6,341
	NagaCorp Ltd.	10,121,386	6,066
*,1	Mongolian Mining Corp.	4,452,000	6,028
	VSTECS Holdings Ltd.	5,520,750	5,539
	Champion REIT	16,207,036	5,316
	Chow Sang Sang Holdings International Ltd.	3,200,991	5,030
	Vitasoy International Holdings Ltd.	6,031,174	4,851
*,1	Deep Source Holdings Ltd.	52,078,893	4,684
	CITIC Telecom International Holdings Ltd.	14,618,932	4,640
[1]	Huabao International Holdings Ltd.	8,759,172	4,492
*	Melco International Development Ltd.	8,015,440	4,485
	Dah Sing Banking Group Ltd.	3,266,423	4,483
*,1	Envision Greenwise Holdings Ltd.	10,172,702	4,192
*,3	Jinchuan Group International Resources Co. Ltd.	42,917,802	3,529
	SUNeVision Holdings Ltd.	5,813,962	3,438
	IGG Inc.	6,720,344	3,296
*,1	Super Hi International Holding Ltd.	1,948,000	3,180

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Value Partners Group Ltd.	9,906,044	3,090
*,1	China Travel International Investment Hong Kong Ltd.	17,750,609	2,945
	Sunlight REIT	8,924,663	2,696
	Prosperity REIT	13,581,872	2,496
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,196,616	2,388
	HKBN Ltd.	2,967,000	2,346
	KLN Logistics Group Ltd.	2,547,505	2,323
[1]	LK Technology Holdings Ltd.	4,707,966	2,004
	Truly International Holdings Ltd.	13,238,294	1,843
	Cafe de Coral Holdings Ltd.	2,838,597	1,794
	Giordano International Ltd.	9,757,774	1,792
	Hutchison Telecommunications Hong Kong Holdings Ltd.	10,268,014	1,531
	CITIC Resources Holdings Ltd.	28,363,284	1,459
	Texhong International Group Ltd.	2,413,858	1,425
	SmarTone Telecommunications Holdings Ltd.	2,351,157	1,420
*,1	Television Broadcasts Ltd.	3,591,505	1,415
*	Asia Cement China Holdings Corp.	4,191,294	1,268
*	Far East Consortium International Ltd.	12,281,871	1,135
	Singamas Container Holdings Ltd.	11,497,574	1,020
*	Shun Tak Holdings Ltd.	11,737,763	982
	C-Mer Medical Holdings Ltd.	4,287,601	948
*,2	IMAX China Holding Inc.	830,321	872
			4,677,293
Ireland (0.3%)
	AIB Group plc	20,215,793	216,114
	Bank of Ireland Group plc	9,096,042	173,965
	Kerry Group plc Class A	1,530,948	139,902
	Kingspan Group plc	1,450,622	124,999
	Ryanair Holdings plc	1,508,066	51,994
	Glanbia plc (XDUB)	1,715,656	29,385
	Cairn Homes plc (XDUB)	5,523,450	13,437
*,3	Irish Bank Resolution Corp. Ltd.	257,065	—
			749,796
Israel (1.0%)
*	Teva Pharmaceutical Industries Ltd.	10,793,880	340,247
	Bank Leumi Le-Israel BM	14,182,143	312,542
	Bank Hapoalim BM	12,489,863	282,484
	Elbit Systems Ltd.	246,389	141,458
	Israel Discount Bank Ltd. Class A	11,633,234	123,540
*	Tower Semiconductor Ltd.	1,055,513	123,437
	Mizrahi Tefahot Bank Ltd.	1,442,483	100,782
*	Nova Ltd.	276,912	92,570
	Phoenix Financial Ltd.	2,164,549	89,524
*	Nice Ltd.	584,000	66,014
	Bezeq The Israeli Telecommunication Corp. Ltd.	26,133,712	58,338
*	Enlight Renewable Energy Ltd.	1,223,125	55,604
	Next Vision Stabilized Systems Ltd.	669,594	44,136
	Clal Insurance Enterprises Holdings Ltd.	644,456	41,585
	Harel Insurance Investments & Financial Services Ltd.	1,046,064	40,792
	ICL Group Ltd.	6,833,402	39,294
	Azrieli Group Ltd.	343,988	39,000
	First International Bank of Israel Ltd.	491,912	38,685
	Big Shopping Centers Ltd.	151,004	36,328
*	OPC Energy Ltd.	1,412,200	33,051
	Melisron Ltd.	228,018	29,622
*	Camtek Ltd.	266,607	28,622
	Mivne Real Estate KD Ltd.	5,443,604	26,672
	Menora Mivtachim Holdings Ltd.	202,918	25,417
*	Migdal Insurance & Financial Holdings Ltd.	5,174,805	25,112
	Tel Aviv Stock Exchange Ltd.	801,209	23,877
	Shufersal Ltd.	1,876,019	23,410
	Delek Group Ltd.	85,584	22,842
	Paz Retail & Energy Ltd.	95,529	21,423
*	Shikun & Binui Ltd.	3,241,553	18,744
	Alony Hetz Properties & Investments Ltd.	1,508,673	18,576
	Strauss Group Ltd.	524,666	18,294
	Mega Or Holdings Ltd.	212,618	18,035
	Amot Investments Ltd.	2,285,634	17,949
	Reit 1 Ltd.	1,876,936	16,044

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Bet Shemesh Engines Holdings 1997 Ltd.	64,781	15,241
	Formula Systems 1985 Ltd.	90,095	15,217
	Partner Communications Co. Ltd.	1,243,257	15,026
*	El Al Israel Airlines	2,827,165	14,516
*	Fattal Holdings 1998 Ltd.	66,913	13,696
	Matrix IT Ltd.	312,020	13,680
	Shapir Engineering & Industry Ltd.	1,389,894	13,670
	FIBI Holdings Ltd.	160,145	13,372
	Electra Ltd.	380,995	13,031
	Hilan Ltd.	154,050	12,766
	Energix-Renewable Energies Ltd.	2,478,453	12,544
	Kenon Holdings Ltd.	183,991	12,128
	Cellcom Israel Ltd.	1,010,568	11,902
	Meitav Investment House Ltd.	325,077	11,811
	One Software Technologies Ltd.	417,653	11,557
	YH Dimri Construction & Development Ltd.	92,786	10,926
*	Equital Ltd.	214,073	10,904
*	Airport City Ltd.	533,147	10,439
	Israel Corp. Ltd.	35,035	10,118
	Ashtrom Group Ltd.	441,972	9,738
	Aura Investments Ltd.	1,409,208	9,012
	Israel Canada T.R Ltd.	1,678,448	8,695
*	OY Nofar Energy Ltd.	238,388	8,395
	Isracard Ltd.	1,711,742	8,391
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	75,912	8,381
	Sella Capital Real Estate Ltd.	2,092,685	7,757
	Fox Wizel Ltd.	74,173	7,297
	Summit Real Estate Holdings Ltd.	361,570	7,034
	Danel Adir Yeoshua Ltd.	45,515	6,740
*	Nayax Ltd.	132,738	6,709
	Inrom Construction Industries Ltd.	960,962	6,637
	Oil Refineries Ltd.	20,963,022	6,521
	IDI Insurance Co. Ltd.	78,239	5,936
	Delta Galil Ltd.	99,065	5,412
*	Priortech Ltd.	76,392	5,216
	Elco Ltd.	88,109	5,077
	Gav-Yam Lands Corp. Ltd.	407,571	4,934
*	Perion Network Ltd.	432,863	4,108
	Delek Automotive Systems Ltd.	436,389	3,330
	G City Ltd.	1,002,203	2,518
*	Orion Retail Properties Ltd.	121,159	106
			2,814,538
Italy (2.8%)
	UniCredit SpA	14,449,013	1,196,764
	Intesa Sanpaolo SpA	145,078,049	1,002,504
	Enel SpA	73,324,548	762,380
	Ferrari NV	1,126,006	418,440
	Generali	9,148,927	382,319
	Eni SpA	18,951,114	359,240
	Prysmian SpA	2,703,936	269,737
	Stellantis NV	20,275,420	222,030
	Leonardo SpA	3,796,417	217,157
	Banco BPM SpA	13,899,674	211,065
	Banca Monte dei Paschi di Siena SpA	19,654,672	209,267
	BPER Banca SpA	13,241,143	178,921
	FinecoBank Banca Fineco SpA	5,784,273	149,868
	Terna - Rete Elettrica Nazionale	13,250,541	140,968
	Moncler SpA	2,122,091	135,644
	Snam SpA	19,409,490	128,974
[2]	Poste Italiane SpA	4,290,766	107,715
	Unipol Assicurazioni SpA	3,554,844	85,287
	Italgas SpA	5,816,892	64,879
	Tenaris SA	3,275,356	63,201
*	Telecom Italia SpA (MTAA)	103,692,449	62,294
	Lottomatica Group SpA	2,333,756	61,161
	Recordati Industria Chimica e Farmaceutica SpA	1,022,609	58,052
	Buzzi SpA	774,071	46,793
	Banca Mediolanum SpA	2,020,123	45,870
	Azimut Holding SpA	1,021,158	42,539

Developed Markets Index Fund
		Shares	Market Value• ($000)
	A2A SpA	14,814,570	40,086
	Iveco Group NV	1,809,321	39,622
	Interpump Group SpA	715,925	38,944
	Brunello Cucinelli SpA	321,054	36,824
	Banca Generali SpA	526,539	35,148
	Hera SpA	7,372,429	34,764
[1]	Saipem SpA	12,187,801	34,504
[1]	Davide Campari-Milano NV	5,290,617	34,179
	Reply SpA	212,114	28,401
	De' Longhi SpA	653,991	27,840
[2]	Infrastrutture Wireless Italiane SpA	2,967,881	27,465
[2]	Pirelli & C SpA	3,531,232	24,114
[1,2]	Nexi SpA	4,800,618	23,662
	Mediobanca Banca di Credito Finanziario SpA	1,050,405	21,807
	Maire SpA	1,326,548	20,150
	SOL SpA	345,645	19,848
*	Technoprobe SpA	1,363,911	19,408
[2]	Technogym SpA	1,015,679	19,168
*,2	BFF Bank SpA	1,687,442	18,701
	Amplifon SpA	1,161,134	18,616
[1]	Webuild SpA (MTAA)	4,472,957	17,815
	Iren SpA	5,868,661	17,577
*	Fincantieri SpA	878,465	17,070
	DiaSorin SpA	206,114	16,542
	Banca Popolare di Sondrio SpA	813,959	15,823
	Brembo NV	1,327,153	14,580
[2]	Enav SpA	2,357,267	13,027
[1]	ERG SpA	482,234	12,408
	Tamburi Investment Partners SpA	1,146,958	12,341
[2]	Carel Industries SpA	426,585	12,257
	Credito Emiliano SpA	665,590	11,891
	MFE-MediaForEurope NV Class A	2,969,712	10,723
	ACEA SpA	395,857	10,256
	Banca IFIS SpA	291,330	8,652
	Cementir Holding NV	378,708	8,309
	Sesa SpA	66,808	6,983
	El.En. SpA	425,284	6,917
	Danieli & C Officine Meccaniche SpA (MTAA)	110,797	6,527
	Intercos SpA	489,272	6,373
[2]	RAI Way SpA	909,050	5,959
*	Salvatore Ferragamo SpA	595,738	5,699
	Italmobiliare SpA	163,547	5,242
	Moltiply Group SpA	129,272	5,238
[1]	Sanlorenzo SpA	125,771	4,450
[1]	Piaggio & C SpA	1,581,657	3,362
*,1	Juventus Football Club SpA	913,924	3,088
	Ariston Holding NV	586,890	3,051
	Tinexta SpA	171,686	3,005
[1]	MARR SpA	275,832	2,911
	Arnoldo Mondadori Editore SpA	1,121,287	2,784
*,2	GVS SpA	594,887	2,701
[1]	Zignago Vetro SpA	289,094	2,629
	MFE-MediaForEurope NV Class B	379,309	1,824
[2]	Anima Holding SpA	237,091	1,688
	Rizzoli Corriere Della Sera Mediagroup SpA	1,459,624	1,682
	Alerion Cleanpower SpA	54,063	1,165
			7,468,869
Japan (20.5%)
	Toyota Motor Corp.	100,403,878	2,156,383
	Mitsubishi UFJ Financial Group Inc.	103,821,678	1,647,761
	Sony Group Corp.	56,801,040	1,457,002
	Hitachi Ltd.	41,544,285	1,302,894
	Sumitomo Mitsui Financial Group Inc.	34,906,894	1,122,655
	SoftBank Group Corp.	37,005,624	1,038,130
	Tokyo Electron Ltd.	4,190,181	933,267
	Advantest Corp.	6,920,184	875,042
	Mizuho Financial Group Inc.	23,066,678	841,808
	ITOCHU Corp.	60,127,695	759,822
	Mitsubishi Heavy Industries Ltd.	30,276,490	739,123

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Recruit Holdings Co. Ltd.	12,653,307	711,009
	Mitsui & Co. Ltd.	23,927,730	710,590
	Mitsubishi Corp.	30,982,054	708,643
	Tokio Marine Holdings Inc.	17,400,461	643,227
	Nintendo Co. Ltd.	9,509,290	642,015
	Keyence Corp.	1,770,145	640,305
	Fast Retailing Co. Ltd.	1,671,232	605,969
	Mitsubishi Electric Corp.	18,650,314	543,784
	Shin-Etsu Chemical Co. Ltd.	17,502,520	543,648
	Hoya Corp.	3,186,928	483,360
	Takeda Pharmaceutical Co. Ltd.	14,922,532	463,572
	KDDI Corp.	26,110,326	451,910
	Fujitsu Ltd.	16,213,990	445,608
	NEC Corp.	11,689,310	395,513
	Marubeni Corp.	13,897,903	387,056
	Japan Tobacco Inc.	10,358,596	372,312
	Daiichi Sankyo Co. Ltd.	17,405,609	369,600
	Softbank Corp.	267,831,710	367,722
	Aeon Co. Ltd.	23,240,082	367,126
	Honda Motor Co. Ltd.	35,271,630	346,179
	FANUC Corp.	8,753,490	340,648
	Sumitomo Corp.	9,658,778	334,314
	Daikin Industries Ltd.	2,594,265	331,785
	Murata Manufacturing Co. Ltd.	15,482,615	319,994
	Chugai Pharmaceutical Co. Ltd.	6,046,252	317,196
	ORIX Corp.	10,567,488	309,070
	Seven & i Holdings Co. Ltd.	20,222,654	290,539
	Sumitomo Electric Industries Ltd.	7,119,339	286,747
	Fujikura Ltd.	2,554,166	283,245
	Mitsui Fudosan Co. Ltd.	24,672,695	280,387
	Sompo Holdings Inc.	8,194,163	278,128
	Panasonic Holdings Corp.	21,250,104	275,487
	Komatsu Ltd.	8,614,643	273,364
	Dai-ichi Life Holdings Inc.	32,629,200	271,167
	MS&AD Insurance Group Holdings Inc.	11,520,292	270,462
	NTT Inc.	260,746,075	263,221
	East Japan Railway Co.	9,877,021	260,327
	TDK Corp.	17,893,350	253,151
	Disco Corp.	825,069	251,367
	Mitsubishi Estate Co. Ltd.	10,294,116	250,097
	Suzuki Motor Corp.	16,575,636	247,896
	Bridgestone Corp.	10,587,160	238,203
	FUJIFILM Holdings Corp.	11,214,046	237,944
	Japan Post Bank Co. Ltd.	16,896,929	237,859
	Otsuka Holdings Co. Ltd.	4,154,201	234,958
	Canon Inc.	7,907,147	233,961
	Denso Corp.	16,831,460	232,478
	Nomura Holdings Inc.	27,599,224	229,914
	Astellas Pharma Inc.	16,909,138	225,052
	Central Japan Railway Co.	7,976,230	220,941
	Toyota Tsusho Corp.	6,513,539	219,631
*	Renesas Electronics Corp.	15,346,087	210,193
	Resona Holdings Inc.	21,036,317	200,218
	Terumo Corp.	13,566,572	197,192
	Nippon Steel Corp.	47,057,505	192,562
	Ajinomoto Co. Inc.	9,026,202	190,814
	Oriental Land Co. Ltd.	9,964,490	184,343
	Sumitomo Mitsui Trust Group Inc.	6,026,260	183,649
	Daiwa House Industry Co. Ltd.	5,440,919	180,741
	SMC Corp.	522,012	180,617
	Toyota Industries Corp.	1,584,043	179,577
	Kyocera Corp.	12,431,912	174,279
	ENEOS Holdings Inc.	24,625,224	174,226
	Kao Corp.	4,307,443	171,917
	Inpex Corp.	8,402,463	168,054
	Japan Post Holdings Co. Ltd.	15,735,630	166,033
	Sumitomo Realty & Development Co. Ltd.	6,148,176	154,356
	Nitto Denko Corp.	6,365,120	151,552
	Asics Corp.	6,293,460	151,084
	IHI Corp.	8,583,130	150,896

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Nomura Research Institute Ltd.	3,925,037	149,366
	Kajima Corp.	3,923,269	146,289
	Asahi Group Holdings Ltd.	13,920,545	145,912
	Kansai Electric Power Co. Inc.	9,191,999	144,357
	Lasertec Corp.	732,661	139,603
	Bandai Namco Holdings Inc.	5,237,346	139,398
	Secom Co. Ltd.	3,777,204	134,220
	Taisei Corp.	1,381,961	130,970
	Shionogi & Co. Ltd.	7,120,691	128,883
	Obayashi Corp.	6,140,634	128,511
	Olympus Corp.	10,013,277	126,961
	Kubota Corp.	8,948,850	126,811
	Sekisui House Ltd.	5,672,182	126,565
	Tokyo Gas Co. Ltd.	3,132,778	124,197
	Konami Group Corp.	903,947	122,762
	Nippon Yusen KK	3,785,499	122,618
	NIDEC Corp.	8,820,252	119,761
	Subaru Corp.	5,443,979	117,216
	Osaka Gas Co. Ltd.	3,354,876	116,571
	Kirin Holdings Co. Ltd.	7,514,800	112,489
	SBI Holdings Inc.	5,142,612	110,823
	Daiwa Securities Group Inc.	12,394,116	108,619
	Pan Pacific International Holdings Corp.	18,101,690	107,830
	Chubu Electric Power Co. Inc.	6,932,381	106,804
	Asahi Kasei Corp.	11,781,508	104,723
*	Kioxia Holdings Corp.	1,569,300	104,445
	Japan Exchange Group Inc.	9,660,704	103,114
	Ebara Corp.	4,350,000	102,528
	Daifuku Co. Ltd.	3,240,463	101,996
	Ibiden Co. Ltd.	2,329,766	100,627
	T&D Holdings Inc.	4,351,334	100,442
	Fuji Electric Co. Ltd.	1,309,611	99,314
	Kawasaki Heavy Industries Ltd.	1,460,607	96,862
	Obic Co. Ltd.	3,082,305	96,749
	Sumitomo Metal Mining Co. Ltd.	2,312,495	92,600
	Nexon Co. Ltd.	3,691,615	90,173
	Mitsui OSK Lines Ltd.	2,995,110	90,046
	Aisin Corp.	4,741,541	88,839
	Toray Industries Inc.	13,422,007	87,509
*	Rakuten Group Inc.	13,474,610	86,345
	Yokohama Financial Group Inc.	10,049,535	83,080
	West Japan Railway Co.	4,120,910	82,110
	SCREEN Holdings Co. Ltd.	827,444	80,597
	Shimizu Corp.	4,692,731	80,122
	Ryohin Keikaku Co. Ltd.	4,527,462	79,943
	Niterra Co. Ltd.	1,771,676	78,057
	Isuzu Motors Ltd.	4,997,055	77,990
	Shimano Inc.	719,562	75,245
	Mitsubishi Chemical Group Corp.	12,818,994	75,038
	Yokogawa Electric Corp.	2,326,189	74,602
	Capcom Co. Ltd.	3,193,834	74,190
	Eisai Co. Ltd.	2,496,462	74,122
	Yaskawa Electric Corp.	2,410,509	73,283
	JFE Holdings Inc.	5,660,111	72,160
	Minebea Mitsumi Inc.	3,552,298	71,478
	Resonac Holdings Corp.	1,691,368	70,522
	Makita Corp.	2,286,737	69,309
	Chiba Bank Ltd.	6,160,414	68,752
	Nippon Building Fund Inc.	74,649	68,038
	Nitori Holdings Co. Ltd.	3,860,285	67,378
	Shizuoka Financial Group Inc.	4,327,463	67,191
	TOPPAN Holdings Inc.	2,245,672	66,756
	TIS Inc.	1,969,903	66,180
	LY Corp.	24,336,710	64,759
	Mitsubishi HC Capital Inc. (XTKS)	7,732,541	64,685
	Dai Nippon Printing Co. Ltd.	3,730,558	64,218
	Unicharm Corp.	11,184,686	63,899
	Yamaha Motor Co. Ltd.	8,543,709	63,363
	JX Advanced Metals Corp.	5,051,064	63,144
	Kikkoman Corp.	6,939,100	63,011

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Shimadzu Corp.	2,353,954	62,666
	Sekisui Chemical Co. Ltd.	3,627,235	61,000
	AGC Inc.	1,838,373	60,967
	Kokusai Electric Corp.	1,742,600	60,942
	Nippon Paint Holdings Co. Ltd.	8,947,381	59,909
	Sojitz Corp.	1,922,222	59,781
*	Tokyo Electric Power Co. Holdings Inc.	14,151,757	59,507
*	Sony Financial Group Inc.	54,433,840	57,997
	Toyo Suisan Kaisha Ltd.	834,637	57,257
	Mitsui Kinzoku Co. Ltd.	506,520	57,129
[1]	Sanrio Co. Ltd.	1,794,166	56,140
	Mebuki Financial Group Inc.	8,410,931	55,772
	MatsukiyoCocokara & Co.	3,219,673	55,721
	Idemitsu Kosan Co. Ltd.	7,344,225	55,605
	Shiseido Co. Ltd.	3,764,502	54,784
	Fukuoka Financial Group Inc.	1,682,242	54,413
	BayCurrent Inc.	1,307,176	54,200
	Hankyu Hanshin Holdings Inc.	2,136,341	53,731
	Nippon Sanso Holdings Corp.	1,786,101	53,358
	NGK Insulators Ltd.	2,470,287	53,011
	Japan Real Estate Investment Corp.	63,022	52,655
	M3 Inc.	3,864,907	51,994
	Tokyu Corp.	4,443,757	51,932
	MEIJI Holdings Co. Ltd.	2,325,674	51,689
	Daito Trust Construction Co. Ltd.	2,691,050	51,243
	Kyoto Financial Group Inc.	2,337,360	51,191
	Ono Pharmaceutical Co. Ltd.	3,687,706	51,091
	Japan Post Insurance Co. Ltd.	1,677,222	50,440
*	Nissan Motor Co. Ltd.	20,249,238	50,318
	Toho Co. Ltd.	986,671	50,299
	Tokyu Fudosan Holdings Corp.	5,494,997	50,197
	Japan Metropolitan Fund Investment	63,293	50,077
	Food & Life Cos. Ltd.	992,389	50,062
	Zensho Holdings Co. Ltd.	869,056	49,800
	Trend Micro Inc.	1,196,092	49,676
	Hulic Co. Ltd.	4,380,702	47,930
	Sanwa Holdings Corp.	1,822,031	47,442
	Kawasaki Kisen Kaisha Ltd.	3,393,614	47,240
	Sumitomo Forestry Co. Ltd.	4,600,663	46,831
	Kyushu Electric Power Co. Inc.	4,317,589	46,321
	Square Enix Holdings Co. Ltd.	2,530,442	46,158
	Yokohama Rubber Co. Ltd.	1,196,419	46,042
	Hikari Tsushin Inc.	164,279	46,031
	Kinden Corp.	1,056,472	45,827
	Rohm Co. Ltd.	3,214,780	45,667
	Ricoh Co. Ltd.	5,183,306	45,608
	Omron Corp.	1,798,925	45,513
	Nippon Express Holdings Inc.	2,126,291	45,508
	Haseko Corp.	2,282,062	45,340
[1]	Tsuruha Holdings Inc.	2,450,591	44,974
	Skylark Holdings Co. Ltd.	2,079,278	44,698
	Brother Industries Ltd.	2,198,980	43,931
	Otsuka Corp.	2,130,678	43,904
	Isetan Mitsukoshi Holdings Ltd.	2,967,740	43,107
	Mazda Motor Corp.	5,560,428	42,939
	Nomura Real Estate Master Fund Inc.	38,757	42,808
	Sysmex Corp.	4,300,070	42,228
	Mitsui Chemicals Inc.	3,284,368	41,998
	Kobe Steel Ltd.	3,163,354	41,800
	Seibu Holdings Inc.	1,511,952	41,543
	Kurita Water Industries Ltd.	1,016,484	41,302
	Tokyo Tatemono Co. Ltd.	1,814,532	41,135
	Furukawa Electric Co. Ltd.	643,237	41,014
	Azbil Corp.	4,508,232	40,999
[1]	Dentsu Group Inc.	1,929,092	40,942
	Oji Holdings Corp.	7,380,381	40,520
	Hachijuni Bank Ltd.	3,729,249	40,384
	Nissan Chemical Corp.	1,175,102	40,380
	Nippon Prologis REIT Inc.	67,853	40,189
	MISUMI Group Inc.	2,564,550	40,020

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Sumitomo Chemical Co. Ltd.	13,994,411	39,847
	Tosoh Corp.	2,626,211	39,465
	GLP J-Reit	41,250	39,208
	KDX Realty Investment Corp.	34,832	39,094
	Open House Group Co. Ltd.	662,137	38,867
	USS Co. Ltd.	3,515,962	38,474
	TOTO Ltd.	1,390,425	38,418
	NOF Corp.	1,950,303	37,590
	NH Foods Ltd.	899,122	37,544
	MonotaRO Co. Ltd.	2,334,215	37,168
*	Rakuten Bank Ltd.	839,000	37,041
	Sapporo Holdings Ltd.	3,420,995	36,773
	Horiba Ltd.	359,835	36,730
	Asahi Intecc Co. Ltd.	1,947,795	36,512
	Iyogin Holdings Inc.	2,206,960	35,962
	Kyowa Kirin Co. Ltd.	2,214,701	35,645
	Suntory Beverage & Food Ltd.	1,181,217	35,523
	Daiwa House REIT Investment Corp.	38,821	35,480
	Tokyo Ohka Kogyo Co. Ltd.	948,747	35,166
	Yamato Holdings Co. Ltd.	2,494,381	35,120
	Gunma Bank Ltd.	3,176,297	35,094
	Yakult Honsha Co. Ltd.	2,225,250	34,780
	Kyushu Railway Co.	1,332,777	34,666
	Kintetsu Group Holdings Co. Ltd.	1,760,610	34,492
	Nissin Foods Holdings Co. Ltd.	1,854,737	34,476
	Odakyu Electric Railway Co. Ltd.	3,127,681	34,077
	Amada Co. Ltd.	2,853,757	33,762
	SG Holdings Co. Ltd.	3,670,971	33,581
	Hoshizaki Corp.	1,004,825	33,470
	United Urban Investment Corp.	28,683	33,452
	Orix JREIT Inc.	49,134	33,305
	CyberAgent Inc.	3,902,737	33,255
	Modec Inc.	432,617	32,842
	Tohoku Electric Power Co. Inc.	4,454,058	32,826
	McDonald's Holdings Co. Japan Ltd.	802,000	32,679
	Seiko Epson Corp.	2,566,685	32,531
	Keisei Electric Railway Co. Ltd.	3,946,574	32,398
	Rohto Pharmaceutical Co. Ltd.	1,921,914	32,218
	ZOZO Inc.	3,810,087	31,421
	Mitsui E&S Co. Ltd.	879,769	31,407
	Lixil Corp.	2,590,368	31,329
	Persol Holdings Co. Ltd.	16,825,070	31,227
	Electric Power Development Co. Ltd.	1,540,623	31,154
	Medipal Holdings Corp.	1,756,656	31,098
	77 Bank Ltd.	643,844	31,004
	Nikon Corp.	2,767,298	30,895
	Kandenko Co. Ltd.	961,572	30,884
	Santen Pharmaceutical Co. Ltd.	2,976,902	30,878
	Marui Group Co. Ltd.	1,490,128	30,613
	J Front Retailing Co. Ltd.	2,182,508	30,596
	Tobu Railway Co. Ltd.	1,801,827	30,356
	Toyo Tire Corp.	1,090,667	30,269
	Nomura Real Estate Holdings Inc.	4,888,085	30,176
	COMSYS Holdings Corp.	1,036,144	30,161
	Kobe Bussan Co. Ltd.	1,244,974	29,967
	Hokuhoku Financial Group Inc.	1,020,495	29,883
	SUMCO Corp.	3,252,821	29,758
	EXEO Group Inc.	1,785,288	29,641
	Japan Steel Works Ltd.	599,173	29,509
	Credit Saison Co. Ltd.	1,088,953	29,212
	Shimamura Co. Ltd.	445,596	29,034
	Mitsubishi Materials Corp.	1,223,511	28,716
	Mitsubishi Gas Chemical Co. Inc.	1,580,110	28,701
	Hirose Electric Co. Ltd.	259,304	28,696
	Hitachi Construction Machinery Co. Ltd.	963,818	28,490
	Sumitomo Heavy Industries Ltd.	1,073,908	28,480
	Hamamatsu Photonics KK	2,665,294	28,350
	Invincible Investment Corp.	68,876	28,282
	Cosmo Energy Holdings Co. Ltd.	1,059,846	28,269
	ANA Holdings Inc.	1,480,788	28,123

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Kuraray Co. Ltd.	2,753,070	27,928
[1]	Tokyo Metro Co. Ltd.	2,742,200	27,878
	Sankyo Co. Ltd.	1,683,770	27,329
	Nisshin Seifun Group Inc.	2,227,219	27,285
	Takasago Thermal Engineering Co. Ltd.	958,702	27,158
	Advance Residence Investment Corp.	24,670	26,988
	Takashimaya Co. Ltd.	2,515,174	26,382
	Keio Corp.	1,019,627	26,373
	Sumitomo Rubber Industries Ltd.	1,705,658	26,367
	Taiyo Yuden Co. Ltd.	1,164,148	26,300
	Kewpie Corp.	951,771	26,292
	Oracle Corp. Japan	312,570	26,271
	Kamigumi Co. Ltd.	810,505	26,210
	GMO Payment Gateway Inc.	421,350	26,132
	NSK Ltd.	4,176,379	26,059
	Taiheiyo Cement Corp.	1,048,103	26,037
	Toyo Seikan Group Holdings Ltd.	1,065,942	26,027
*,1	Metaplanet Inc.	10,140,400	25,892
	Yamazaki Baking Co. Ltd.	1,233,055	25,872
	THK Co. Ltd.	1,003,386	25,686
	Tokyo Seimitsu Co. Ltd.	361,499	25,628
	Dexerials Corp.	1,516,741	25,541
	Japan Airlines Co. Ltd.	1,371,948	25,444
	Penta-Ocean Construction Co. Ltd.	2,522,651	25,443
	Hirogin Holdings Inc.	2,506,992	25,347
	Yamaha Corp.	3,623,754	25,273
	Air Water Inc.	1,748,395	25,214
	Zenkoku Hosho Co. Ltd.	1,262,686	25,171
	Alfresa Holdings Corp.	1,607,640	24,999
	Dowa Holdings Co. Ltd.	523,747	24,868
	Koito Manufacturing Co. Ltd.	1,680,174	24,825
	BIPROGY Inc.	718,578	24,822
	JGC Holdings Corp.	2,044,157	24,797
	Nippon Electric Glass Co. Ltd.	629,770	24,760
	Nifco Inc.	790,467	24,482
	Rinnai Corp.	967,481	24,479
	INFRONEER Holdings Inc.	1,782,091	24,351
	Lion Corp.	2,304,554	24,242
	Nishi-Nippon Financial Holdings Inc.	1,176,327	24,131
	Nabtesco Corp.	1,001,122	23,981
	Japan Hotel REIT Investment Corp.	45,450	23,720
*	Sumitomo Pharma Co. Ltd.	1,604,601	23,698
	Kansai Paint Co. Ltd.	1,498,973	23,679
	ALSOK Co. Ltd.	3,005,935	23,614
	JTEKT Corp.	2,108,831	23,371
	Toyoda Gosei Co. Ltd.	926,774	23,365
	Socionext Inc.	1,657,090	23,217
	Daishi Hokuetsu Financial Group Inc.	2,220,252	23,073
	NHK Spring Co. Ltd.	1,431,638	23,067
	Iida Group Holdings Co. Ltd.	1,422,638	22,865
	Kyushu Financial Group Inc.	3,513,028	22,816
	Japan Prime Realty Investment Corp.	33,655	22,708
	Yamaguchi Financial Group Inc.	1,667,710	22,639
	Kraftia Corp.	459,101	22,579
	Chugin Financial Group Inc.	1,427,782	22,546
	Sugi Holdings Co. Ltd.	946,040	22,240
	Coca-Cola Bottlers Japan Holdings Inc.	1,096,220	22,149
	Sankyu Inc.	407,906	22,046
	Taiyo Holdings Co. Ltd.	721,718	21,944
	Sega Sammy Holdings Inc.	1,402,319	21,893
	Industrial & Infrastructure Fund Investment Corp.	22,205	21,828
	Yamato Kogyo Co. Ltd.	317,454	21,670
	Mitsui Fudosan Logistics Park Inc.	27,831	21,650
	Ulvac Inc.	470,638	21,317
	Suzuken Co. Ltd.	540,356	21,147
	Maruwa Co. Ltd.	77,629	21,097
	GS Yuasa Corp.	871,495	20,898
*	Mercari Inc.	1,034,530	20,829
	Sekisui House REIT Inc.	36,266	20,817
	Mitsubishi Logistics Corp.	2,718,880	20,771

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Nagase & Co. Ltd.	852,389	20,754
	DMG Mori Co. Ltd.	1,228,681	20,705
	Toho Gas Co. Ltd.	689,353	20,545
	Nichirei Corp.	1,727,380	20,536
	Nikkon Holdings Co. Ltd.	935,656	20,378
	Nichias Corp.	469,774	20,300
	Daicel Corp.	2,240,799	20,061
	Macnica Holdings Inc.	1,302,899	19,972
	Keikyu Corp.	2,025,264	19,808
	ADEKA Corp.	798,440	19,800
	Resorttrust Inc.	1,579,940	19,768
	Nagoya Railroad Co. Ltd.	1,838,332	19,744
	Organo Corp.	236,088	19,546
	Konica Minolta Inc.	4,445,737	19,340
	Canon Marketing Japan Inc.	437,438	19,247
	Nissui Corp.	2,633,801	19,210
	Internet Initiative Japan Inc.	1,079,224	19,091
	Nippon Shinyaku Co. Ltd.	529,112	19,066
	Kadokawa Corp.	939,744	19,028
	Chugoku Electric Power Co. Inc.	2,980,781	18,963
	Nippon Gas Co. Ltd.	999,011	18,946
	Nankai Electric Railway Co. Ltd.	996,365	18,916
	Alps Alpine Co. Ltd.	1,475,337	18,832
	Iwatani Corp.	1,790,028	18,814
	UACJ Corp.	1,381,592	18,714
	Mitsui Fudosan Accommodations Fund Inc.	21,766	18,662
	Kokuyo Co. Ltd.	3,288,316	18,372
	Keihan Holdings Co. Ltd.	849,629	18,327
	Cosmos Pharmaceutical Corp.	360,908	18,275
	Japan Airport Terminal Co. Ltd.	647,596	18,166
	Kanematsu Corp.	1,558,412	17,932
	DIC Corp.	765,047	17,859
	Activia Properties Inc.	19,798	17,780
	Miura Co. Ltd.	912,864	17,730
	Nitto Boseki Co. Ltd.	272,323	17,702
	Fuji Corp.	757,300	17,645
	Sundrug Co. Ltd.	637,837	17,552
	SWCC Corp.	265,751	17,526
	Stanley Electric Co. Ltd.	889,001	17,501
	Kakaku.com Inc.	1,160,606	17,109
	Shiga Bank Ltd.	372,911	17,087
	Tokyo Century Corp.	1,316,696	17,072
	Yamada Holdings Co. Ltd.	5,153,200	17,069
	North Pacific Bank Ltd.	3,148,742	17,033
	Ezaki Glico Co. Ltd.	491,116	16,981
	Anritsu Corp.	1,181,428	16,933
	Tokuyama Corp.	641,429	16,880
	Mirait One Corp.	753,572	16,871
[1]	NS Solutions Corp.	597,480	16,848
	Hazama Ando Corp.	1,390,501	16,804
	Sumitomo Bakelite Co. Ltd.	501,854	16,605
	SKY Perfect JSAT Holdings Inc.	1,294,076	16,539
	Tsumura & Co.	635,542	16,506
	Kobayashi Pharmaceutical Co. Ltd.	475,404	16,483
	Citizen Watch Co. Ltd.	2,022,217	16,453
	Nihon Kohden Corp.	1,525,606	16,417
	Zeon Corp.	1,431,841	16,387
	Park24 Co. Ltd.	1,220,642	16,279
	MEITEC Group Holdings Inc.	718,749	16,272
	Amano Corp.	602,548	16,244
	Toda Corp.	1,999,510	16,180
	Rengo Co. Ltd.	2,084,670	16,175
	Sanki Engineering Co. Ltd.	439,466	16,097
	Japan Logistics Fund Inc.	24,065	15,989
	Senko Group Holdings Co. Ltd.	1,274,865	15,895
	Hakuhodo DY Holdings Inc.	2,129,929	15,880
	Mitsui-Soko Holdings Co. Ltd.	665,901	15,830
	Takara Holdings Inc.	1,545,996	15,827
	Casio Computer Co. Ltd.	1,950,166	15,810
	LaSalle Logiport REIT	15,522	15,713

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Inaba Denki Sangyo Co. Ltd.	959,216	15,649
	Shikoku Electric Power Co. Inc.	1,575,623	15,621
	Mabuchi Motor Co. Ltd.	1,696,136	15,599
	Daiwabo Holdings Co. Ltd.	787,131	15,512
	Morinaga Milk Industry Co. Ltd.	650,250	15,459
	Maruichi Steel Tube Ltd.	1,665,281	15,419
	Hyakugo Bank Ltd.	2,098,474	15,355
	Teijin Ltd.	1,748,866	15,153
	Koei Tecmo Holdings Co. Ltd.	1,242,548	15,089
	Fuyo General Lease Co. Ltd.	548,845	15,051
	UBE Corp.	915,974	15,042
	Sawai Group Holdings Co. Ltd.	985,103	14,824
	Japan Elevator Service Holdings Co. Ltd.	1,332,014	14,762
	Toho Holdings Co. Ltd.	494,535	14,730
	Max Co. Ltd.	332,884	14,729
	Aozora Bank Ltd.	915,500	14,643
	Seino Holdings Co. Ltd.	967,790	14,553
	ABC-Mart Inc.	851,055	14,422
	Goldwin Inc.	900,278	14,414
	Sotetsu Holdings Inc.	795,925	14,314
	Nippon Shokubai Co. Ltd.	1,111,092	14,234
*	Visional Inc.	222,427	14,217
	Mitsubishi Motors Corp.	5,966,447	14,185
	Nippon Kayaku Co. Ltd.	1,312,198	14,090
	ARE Holdings Inc.	691,426	14,090
	OBIC Business Consultants Co. Ltd.	258,856	13,972
	Calbee Inc.	731,021	13,943
	AEON REIT Investment Corp.	15,925	13,942
	Hanwa Co. Ltd.	302,322	13,852
	Denka Co. Ltd.	786,397	13,831
	Frontier Real Estate Investment Corp.	23,251	13,795
	Jeol Ltd.	428,036	13,757
	Takeuchi Manufacturing Co. Ltd.	318,298	13,705
	NSD Co. Ltd.	619,205	13,694
	Shibaura Mechatronics Corp.	113,300	13,691
	Nipro Corp.	1,450,033	13,688
	Kagome Co. Ltd.	790,346	13,598
	Hisamitsu Pharmaceutical Co. Inc.	484,563	13,585
	GMO internet group Inc.	543,456	13,584
	Makino Milling Machine Co. Ltd.	191,033	13,457
	Tomy Co. Ltd.	761,804	13,421
	Japan Petroleum Exploration Co. Ltd.	1,331,125	13,381
	Micronics Japan Co. Ltd.	295,705	13,306
	Juroku Financial Group Inc.	287,994	13,245
	Daido Steel Co. Ltd.	1,294,955	13,240
	SHO-BOND Holdings Co. Ltd.	1,563,736	13,233
	Dai-Dan Co. Ltd.	830,976	13,149
	Daiwa Securities Living Investments Corp.	18,067	13,144
	Harmonic Drive Systems Inc.	544,408	13,144
	Rorze Corp.	910,720	13,055
*,1	Money Forward Inc.	438,423	13,043
	Suruga Bank Ltd.	1,194,704	13,029
	Tokyo Kiraboshi Financial Group Inc.	234,140	13,010
	Comforia Residential REIT Inc.	6,098	12,967
	Hulic REIT Inc.	11,478	12,913
	Tsubakimoto Chain Co.	870,358	12,852
	San-In Godo Bank Ltd.	1,346,812	12,802
	Kaneka Corp.	453,544	12,721
	Mori Hills REIT Investment Corp.	13,260	12,607
	Hokkaido Electric Power Co. Inc.	1,878,536	12,599
	Nihon M&A Center Holdings Inc.	2,712,984	12,457
	NOK Corp.	693,818	12,451
	Kusuri no Aoki Holdings Co. Ltd.	416,006	12,431
	Nojima Corp.	1,633,552	12,409
	Meidensha Corp.	345,039	12,288
	Meiko Electronics Co. Ltd.	179,605	12,284
[1]	Ferrotec Corp.	381,742	12,258
	Osaka Soda Co. Ltd.	883,365	12,242
	Wacoal Holdings Corp.	433,471	12,231
	Blue Zones Holdings Co. Ltd.	224,578	12,225

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Seiko Group Corp.	259,365	12,066
	K's Holdings Corp.	1,159,243	11,971
	Nishi-Nippon Railroad Co. Ltd.	668,960	11,926
	Furuno Electric Co. Ltd.	232,338	11,797
	Toyota Boshoku Corp.	731,195	11,765
	Yoshinoya Holdings Co. Ltd.	594,851	11,639
	Daihen Corp.	180,234	11,501
	Yonex Co. Ltd.	542,959	11,501
	Glory Ltd.	452,572	11,459
*	Sharp Corp.	2,328,894	11,456
	Kumagai Gumi Co. Ltd.	1,157,000	11,429
	Toridoll Holdings Corp.	422,476	11,425
	Daiwa Office Investment Corp.	4,774	11,402
	H.U. Group Holdings Inc.	527,853	11,400
	Kyoritsu Maintenance Co. Ltd.	639,288	11,396
	Nippon Television Holdings Inc.	468,000	11,383
	PAL GROUP Holdings Co. Ltd.	877,560	11,371
	Round One Corp.	1,590,141	11,354
	Acom Co. Ltd.	3,581,125	11,314
	Sumitomo Warehouse Co. Ltd.	498,458	11,309
	Okumura Corp.	285,677	11,305
	Sinfonia Technology Co. Ltd.	193,575	11,221
	Tokai Carbon Co. Ltd.	1,803,514	11,162
	Mori Trust REIT Inc.	22,323	11,124
	Dentsu Soken Inc.	635,070	11,101
	Keiyo Bank Ltd.	1,042,678	11,093
	Morinaga & Co. Ltd.	653,904	11,081
	Nisshinbo Holdings Inc.	1,318,091	11,057
	Mizuho Leasing Co. Ltd.	1,225,200	11,050
	Pigeon Corp.	1,073,882	11,040
	Namura Shipbuilding Co. Ltd.	488,300	11,022
	Kotobuki Spirits Co. Ltd.	940,445	11,014
	Ship Healthcare Holdings Inc.	656,845	11,006
	TBS Holdings Inc.	297,062	10,963
	Senshu Ikeda Holdings Inc.	2,167,968	10,955
	Aica Kogyo Co. Ltd.	482,375	10,842
*	SHIFT Inc.	1,723,390	10,770
	AEON Financial Service Co. Ltd.	969,049	10,745
	Bank of Nagoya Ltd.	386,932	10,738
	Kiyo Bank Ltd.	513,627	10,716
	NTN Corp.	4,555,839	10,705
	Ain Holdings Inc.	251,065	10,699
	NTT UD REIT Investment Corp.	11,942	10,688
	House Foods Group Inc.	580,848	10,675
	Create Restaurants Holdings Inc.	2,146,636	10,631
	Mitsubishi Estate Logistics REIT Investment Corp.	12,458	10,567
	Chugoku Marine Paints Ltd.	375,274	10,565
	CKD Corp.	537,452	10,511
	Mizuno Corp.	531,883	10,509
	JVCKenwood Corp.	1,364,773	10,509
	Hokuriku Electric Power Co.	1,676,613	10,477
	Ogaki Kyoritsu Bank Ltd.	347,340	10,406
	Rakus Co. Ltd.	1,562,730	10,374
	Kose Corp.	309,346	10,356
	Lintec Corp.	365,312	10,307
	Ushio Inc.	642,880	10,288
	Inabata & Co. Ltd.	428,135	10,242
	Pacific Industrial Co. Ltd.	493,941	10,184
	Toei Animation Co. Ltd.	586,400	10,157
	Tokai Tokyo Financial Holdings Inc.	2,308,004	10,128
	Toa Corp.	558,764	10,112
	Tokyu REIT Inc.	7,655	10,110
	Starts Corp. Inc.	330,337	10,106
	OKUMA Corp.	435,402	10,089
	H2O Retailing Corp.	766,350	10,075
	Seven Bank Ltd.	5,152,423	10,029
	Nanto Bank Ltd.	263,331	10,005
	Aichi Financial Group Inc.	339,885	9,992
	Maruha Nichiro Corp.	1,214,364	9,974
	Nishimatsu Construction Co. Ltd.	272,898	9,965

Developed Markets Index Fund
		Shares	Market Value• ($000)
	DTS Corp.	1,260,308	9,908
	Aiful Corp.	2,773,047	9,901
	Okamura Corp.	674,739	9,872
	Japan Excellent Inc.	10,337	9,832
	Oki Electric Industry Co. Ltd.	770,897	9,806
	EDION Corp.	723,268	9,789
	Ito En Ltd.	496,712	9,745
	Tokai Rika Co. Ltd.	488,341	9,740
	Yodoko Ltd.	1,119,955	9,733
	Heiwa Real Estate REIT Inc.	9,659	9,689
	DCM Holdings Co. Ltd.	929,839	9,652
*	PeptiDream Inc.	914,343	9,648
	Nippon Soda Co. Ltd.	416,950	9,645
	Nippn Corp.	633,719	9,633
	Pilot Corp.	308,924	9,630
	Seria Co. Ltd.	433,452	9,600
	NIPPON REIT Investment Corp.	15,189	9,576
	Fuji Oil Co. Ltd.	410,865	9,573
	Katitas Co. Ltd.	470,763	9,573
	Duskin Co. Ltd.	351,494	9,549
	DeNA Co. Ltd.	588,205	9,479
[1]	Colowide Co. Ltd.	840,344	9,431
	Kanadevia Corp.	1,554,045	9,416
	TKC Corp.	340,812	9,386
	Takuma Co. Ltd.	591,639	9,349
	Saizeriya Co. Ltd.	266,427	9,303
	Seiren Co. Ltd.	476,569	9,297
	Taikisha Ltd.	439,448	9,266
	C Uyemura & Co. Ltd.	98,500	9,224
	Star Asia Investment Corp.	23,400	9,210
[1]	Fuji Media Holdings Inc.	389,333	9,182
	Japan Securities Finance Co. Ltd.	708,738	9,162
	Relo Group Inc.	835,281	9,140
	OSG Corp.	621,589	9,074
	Hyakujushi Bank Ltd.	213,198	9,066
	Megmilk Snow Brand Co. Ltd.	439,294	9,065
	CCI Group Inc.	1,751,830	9,048
	Itoham Yonekyu Holdings Inc.	252,802	9,033
	Toagosei Co. Ltd.	859,896	9,025
	Nippon Light Metal Holdings Co. Ltd.	551,798	8,980
	Kaga Electronics Co. Ltd.	361,214	8,946
	Sangetsu Corp.	445,241	8,849
	Kissei Pharmaceutical Co. Ltd.	298,158	8,842
	Toei Co. Ltd.	253,130	8,831
	Bic Camera Inc.	821,659	8,817
	Musashino Bank Ltd.	281,663	8,751
	KYB Corp.	306,432	8,744
	As One Corp.	566,806	8,688
	Awa Bank Ltd.	310,399	8,683
	Simplex Holdings Inc.	1,291,820	8,677
	Hoshino Resorts REIT Inc.	5,204	8,670
	Arcs Co. Ltd.	399,768	8,640
	Raito Kogyo Co. Ltd.	398,505	8,610
	Valor Holdings Co. Ltd.	394,935	8,497
	Noritake Co. Ltd.	231,296	8,444
	KOMEDA Holdings Co. Ltd.	430,506	8,345
	Daiseki Co. Ltd.	383,839	8,326
	Takara Standard Co. Ltd.	445,537	8,307
	Fukuoka REIT Corp.	6,899	8,285
	Daiei Kankyo Co. Ltd.	332,300	8,246
	Exedy Corp.	229,760	8,240
	Okasan Securities Group Inc.	1,711,948	8,236
	Monogatari Corp.	292,362	8,224
	Nisshin Oillio Group Ltd.	245,273	8,220
	Anycolor Inc.	265,900	8,203
	Kato Sangyo Co. Ltd.	199,421	8,175
	Workman Co. Ltd.	194,500	8,153
	Chudenko Corp.	281,646	8,104
	Sakata Seed Corp.	295,193	8,053
	Nihon Parkerizing Co. Ltd.	870,226	7,919

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Sansan Inc.	710,195	7,857
	PALTAC Corp.	254,019	7,830
	Rigaku Holdings Corp.	995,500	7,788
	Leopalace21 Corp.	1,847,640	7,762
	Tamron Co. Ltd.	1,173,628	7,756
	Takasago International Corp.	820,555	7,732
	Global One Real Estate Investment Corp.	8,765	7,706
[1]	Towa Corp.	561,845	7,704
	TOMONY Holdings Inc.	1,529,304	7,655
	TOKAI Holdings Corp.	1,107,287	7,643
	Nextage Co. Ltd.	432,483	7,641
	Monex Group Inc.	1,641,141	7,616
	Nippon Paper Industries Co. Ltd.	1,025,847	7,613
	Kureha Corp.	290,112	7,558
	Gunze Ltd.	275,312	7,531
	Systena Corp.	2,288,898	7,525
	Tsugami Corp.	408,907	7,514
	Fujimi Inc.	494,905	7,507
	Fuso Chemical Co. Ltd.	182,474	7,438
	Tocalo Co. Ltd.	518,003	7,364
	Izumi Co. Ltd.	384,381	7,360
	Kaken Pharmaceutical Co. Ltd.	286,606	7,352
	Nakanishi Inc.	580,602	7,352
[1]	Shochiku Co. Ltd.	96,714	7,335
	FCC Co. Ltd.	307,147	7,302
	JAFCO Group Co. Ltd.	473,213	7,281
*	Chiyoda Corp.	1,539,564	7,217
	Kurabo Industries Ltd.	133,138	7,211
	Kanamoto Co. Ltd.	287,837	7,200
	TS Tech Co. Ltd.	610,090	7,180
	Pola Orbis Holdings Inc.	859,187	7,140
	Sumitomo Osaka Cement Co. Ltd.	293,762	7,138
	Iino Kaiun Kaisha Ltd.	784,379	7,108
	Kitz Corp.	633,561	7,060
	San-A Co. Ltd.	372,870	7,053
	Hosiden Corp.	443,090	7,039
	Hogy Medical Co. Ltd.	164,508	7,026
	Nittetsu Mining Co. Ltd.	488,580	6,980
	Riken Keiki Co. Ltd.	340,918	6,970
	U-Next Holdings Co. Ltd.	542,532	6,927
	Fuji Seal International Inc.	344,730	6,917
	Toho Bank Ltd.	1,999,582	6,908
	Tadano Ltd.	1,013,367	6,880
	Japan Aviation Electronics Industry Ltd.	426,266	6,865
	Daiichikosho Co. Ltd.	632,786	6,808
	Okinawa Cellular Telephone Co.	376,326	6,803
	FP Corp.	404,938	6,794
	Maruzen Showa Unyu Co. Ltd.	129,446	6,784
	Bunka Shutter Co. Ltd.	518,478	6,783
	Hankyu Hanshin REIT Inc.	6,370	6,755
	Sanyo Denki Co. Ltd.	251,788	6,748
	Ai Holdings Corp.	372,382	6,722
	Toyo Ink SC Holdings Co. Ltd.	305,315	6,714
	Justsystems Corp.	207,460	6,707
	Nomura Co. Ltd.	781,757	6,645
	MOS Food Services Inc.	244,769	6,639
	YAMABIKO Corp.	348,154	6,614
	Ryoyo Ryosan Holdings Inc.	332,385	6,583
	Musashi Seimitsu Industry Co. Ltd.	403,267	6,574
	Fukuda Denshi Co. Ltd.	136,082	6,570
	Jaccs Co. Ltd.	236,623	6,555
*	Hino Motors Ltd.	2,654,507	6,554
	Itoki Corp.	420,400	6,546
	Sakata INX Corp.	427,048	6,463
	Tokyu Construction Co. Ltd.	772,566	6,458
	Yamanashi Chuo Bank Ltd.	249,027	6,419
	Financial Partners Group Co. Ltd.	522,708	6,395
	Trusco Nakayama Corp.	415,484	6,385
	San-Ai Obbli Co. Ltd.	469,687	6,344
	Toyobo Co. Ltd.	784,115	6,309

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Japan Material Co. Ltd.	637,388	6,300
	Autobacs Seven Co. Ltd.	596,863	6,284
	Fujita Kanko Inc.	369,135	6,210
	Miyazaki Bank Ltd.	148,429	6,188
	Heiwa Corp.	475,218	6,165
	Nippon Densetsu Kogyo Co. Ltd.	290,455	6,152
	Noritsu Koki Co. Ltd.	517,637	6,145
	Sun Corp.	106,200	6,103
	Yellow Hat Ltd.	582,766	6,102
	Morita Holdings Corp.	346,146	6,101
	First Bank of Toyama Ltd.	525,107	6,095
	Aoyama Trading Co. Ltd.	374,972	6,072
	Argo Graphics Inc.	583,004	6,035
	Nippon Seiki Co. Ltd.	432,550	6,028
	Yamaichi Electronics Co. Ltd.	161,412	6,020
	Yurtec Corp.	342,257	6,019
	Open Up Group Inc.	510,846	6,014
	Mani Inc.	648,592	6,012
	Nitto Kogyo Corp.	228,601	6,011
	Fukuyama Transporting Co. Ltd.	212,731	6,002
[1]	Kasumigaseki Capital Co. Ltd.	128,200	6,000
	Mitsuboshi Belting Ltd.	238,961	5,990
	Joyful Honda Co. Ltd.	438,649	5,965
	Mandom Corp.	342,941	5,947
	Totetsu Kogyo Co. Ltd.	204,339	5,929
	Menicon Co. Ltd.	579,177	5,912
	Konoike Transport Co. Ltd.	280,860	5,893
	CRE Logistics REIT Inc.	5,477	5,887
	Mitsubishi Pencil Co. Ltd.	424,076	5,883
	Kyokuto Kaihatsu Kogyo Co. Ltd.	294,267	5,878
	Hamakyorex Co. Ltd.	519,036	5,876
	Tosei Corp.	533,204	5,844
	Ohsho Food Service Corp.	284,264	5,828
	Maxell Ltd.	379,991	5,826
	MCJ Co. Ltd.	563,326	5,799
[1]	Hokuetsu Corp.	1,007,654	5,758
	Yokogawa Bridge Holdings Corp.	296,371	5,725
	ARCLANDS Corp.	461,913	5,701
	Life Corp.	348,104	5,689
	Topre Corp.	375,408	5,684
	Oita Bank Ltd.	137,222	5,671
	World Co. Ltd.	284,747	5,622
*	GungHo Online Entertainment Inc.	349,918	5,620
	Uchida Yoko Co. Ltd.	82,065	5,612
	Galilei Co. Ltd.	229,986	5,590
	Matsui Securities Co. Ltd.	1,024,172	5,590
	JMDC Inc.	219,900	5,583
	San ju San Financial Group Inc.	198,247	5,573
	Shibaura Machine Co. Ltd.	203,548	5,569
	Shinmaywa Industries Ltd.	454,911	5,564
	Ariake Japan Co. Ltd.	164,430	5,557
	Wacom Co. Ltd.	1,070,335	5,548
	Totech Corp.	237,200	5,536
	Nichicon Corp.	521,815	5,463
	Heiwado Co. Ltd.	296,292	5,459
	Komeri Co. Ltd.	249,703	5,458
	Daio Paper Corp.	912,327	5,429
	JCU Corp.	173,136	5,429
	Techno Ryowa Ltd.	128,202	5,429
	Taihei Dengyo Kaisha Ltd.	392,520	5,425
	Kurimoto Ltd.	507,320	5,412
	Japan Wool Textile Co. Ltd.	474,527	5,382
	Furukawa Co. Ltd.	218,916	5,378
	Mixi Inc.	308,883	5,371
	Belc Co. Ltd.	111,402	5,363
	Ichigo Office REIT Investment Corp.	8,624	5,351
	Heiwa Real Estate Co. Ltd.	373,410	5,324
	Optex Group Co. Ltd.	322,687	5,272
	Fujibo Holdings Inc.	99,348	5,255
	Mirai Corp.	16,333	5,246

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Towa Pharmaceutical Co. Ltd.	225,462	5,236
	Create SD Holdings Co. Ltd.	245,004	5,222
	Npr Riken Corp.	225,926	5,216
	Onward Holdings Co. Ltd.	1,111,370	5,213
	Raksul Inc.	460,292	5,179
	SMS Co. Ltd.	599,989	5,167
	TechMatrix Corp.	345,558	5,146
	Transcosmos Inc.	207,061	5,129
[1]	Infomart Corp.	1,888,612	5,108
	Megachips Corp.	101,022	5,106
	PILLAR Corp.	166,349	5,093
	Itochu Enex Co. Ltd.	420,374	5,091
	Funai Soken Holdings Inc.	694,864	5,084
	Happinet Corp.	269,840	5,070
[1]	Nomura Micro Science Co. Ltd.	265,500	5,066
	Okinawa Financial Group Inc.	166,198	5,049
	UT Group Co. Ltd.	3,977,490	5,040
	JBCC Holdings Inc.	493,200	5,028
[1]	Royal Holdings Co. Ltd.	594,760	4,998
	Nohmi Bosai Ltd.	202,881	4,992
	Central Glass Co. Ltd.	223,890	4,990
	METAWATER Co. Ltd.	232,535	4,989
	Nishio Holdings Co. Ltd.	164,785	4,982
	Hiday Hidaka Corp.	225,885	4,976
	Nikkiso Co. Ltd.	485,286	4,929
	T Hasegawa Co. Ltd.	272,326	4,910
	Genky DrugStores Co. Ltd.	155,320	4,910
	Shoei Co. Ltd.	432,272	4,909
	Shikoku Kasei Holdings Corp.	279,515	4,908
	Shibuya Corp.	221,621	4,879
	Maeda Kosen Co. Ltd.	384,954	4,875
	SOSiLA Logistics REIT Inc.	6,041	4,863
	Central Automotive Products Ltd.	402,341	4,841
	Aichi Steel Corp.	259,340	4,839
	Idec Corp.	258,971	4,831
	Nichiha Corp.	230,143	4,801
[1]	Ise Chemicals Corp.	160,000	4,797
	Nihon Dengi Co. Ltd.	94,946	4,797
	Chiba Kogyo Bank Ltd.	443,600	4,791
	Ichigo Inc.	1,712,016	4,788
	Eizo Corp.	334,454	4,784
	Tokyotokeiba Co. Ltd.	131,582	4,772
	Ricoh Leasing Co. Ltd.	127,253	4,745
	DKS Co. Ltd.	90,042	4,730
	JAC Recruitment Co. Ltd.	695,756	4,728
	Japan Lifeline Co. Ltd.	469,719	4,718
	Arata Corp.	239,086	4,697
	Matsuda Sangyo Co. Ltd.	139,537	4,697
	IDOM Inc.	572,195	4,687
	Tsurumi Manufacturing Co. Ltd.	340,494	4,667
[1]	Tokyo Keiki Inc.	136,295	4,655
	Japan Pulp & Paper Co. Ltd.	825,430	4,641
	Noevir Holdings Co. Ltd.	158,384	4,632
	MIRARTH Real Estate Investment Corp.	7,756	4,630
	Yuasa Trading Co. Ltd.	135,511	4,618
	Axial Retailing Inc.	625,576	4,608
	Ishihara Sangyo Kaisha Ltd.	262,497	4,601
	Union Tool Co.	84,341	4,596
	KH Neochem Co. Ltd.	290,145	4,590
	Hosokawa Micron Corp.	127,486	4,588
	WingArc1st Inc.	197,348	4,585
	Toenec Corp.	370,615	4,578
	MEC Co. Ltd.	139,594	4,547
	Mochida Pharmaceutical Co. Ltd.	201,262	4,543
	Future Corp.	354,776	4,488
	Mitsuuroko Group Holdings Co. Ltd.	316,014	4,448
	Fuji Kyuko Co. Ltd.	335,858	4,443
	Lifedrink Co. Inc.	401,096	4,443
*	Sanken Electric Co. Ltd.	120,338	4,434
	Elecom Co. Ltd.	402,148	4,431

Developed Markets Index Fund
		Shares	Market Value• ($000)
	BML Inc.	179,530	4,421
	Tri Chemical Laboratories Inc.	256,359	4,420
	ASAHI YUKIZAI Corp.	127,687	4,416
	Shin Nippon Air Technologies Co. Ltd.	219,006	4,403
	TOA ROAD Corp.	400,760	4,382
	Asahi Kogyosha Co. Ltd.	198,200	4,378
[1]	Krosaki Harima Corp.	165,260	4,373
	Tokyo Steel Manufacturing Co. Ltd.	463,715	4,372
	Mitsui High-Tec Inc.	899,975	4,363
	Shin-Etsu Polymer Co. Ltd.	340,325	4,358
	Nishimatsuya Chain Co. Ltd.	333,375	4,355
[1]	Dip Corp.	308,389	4,352
	Appier Group Inc.	634,100	4,342
	Token Corp.	46,356	4,341
	Bank of Iwate Ltd.	130,573	4,329
	Zuken Inc.	138,566	4,329
	Nitta Corp.	159,700	4,299
	Asanuma Corp.	657,900	4,295
	Takamatsu Construction Group Co. Ltd.	166,182	4,267
	Wakita & Co. Ltd.	346,068	4,263
	& ST HD Co. Ltd.	231,397	4,251
	Aisan Industry Co. Ltd.	297,083	4,249
	Earth Corp.	133,635	4,240
	TPR Co. Ltd.	513,750	4,236
	Hochiki Corp.	148,376	4,207
	Sinko Industries Ltd.	461,814	4,174
	Nishikawa Rubber Co. Ltd.	203,067	4,171
	Doutor Nichires Holdings Co. Ltd.	250,776	4,160
	United Super Markets Holdings Inc.	720,148	4,150
	Nippon Signal Co. Ltd.	494,741	4,136
	Matsuya Co. Ltd.	350,647	4,135
	Nachi-Fujikoshi Corp.	147,826	4,106
	Okamoto Industries Inc.	117,578	4,106
	Yahagi Construction Co. Ltd.	275,829	4,105
	Komori Corp.	403,950	4,092
	Zacros Corp.	553,680	4,088
	Tsukishima Holdings Co. Ltd.	226,706	4,086
	Eiken Chemical Co. Ltd.	265,334	4,083
	Doshisha Co. Ltd.	193,036	4,074
	Toyo Tanso Co. Ltd.	132,078	4,070
	Bank of the Ryukyus Ltd.	343,205	4,058
	JINS Holdings Inc.	114,834	4,053
	Tanseisha Co. Ltd.	402,279	4,040
	Mitani Sekisan Co. Ltd.	77,037	4,029
	Milbon Co. Ltd.	259,219	4,023
	Senshu Electric Co. Ltd.	116,918	4,016
[1]	Kura Sushi Inc.	193,930	4,015
	Akita Bank Ltd.	156,425	4,014
[1]	S&B Foods Inc.	155,600	4,000
	Premium Group Co. Ltd.	322,200	3,997
	ESPEC Corp.	186,272	3,989
	Prestige International Inc.	856,611	3,981
	Eagle Industry Co. Ltd.	217,549	3,968
	Tochigi Bank Ltd.	854,033	3,960
	Showa Sangyo Co. Ltd.	205,757	3,959
	Kisoji Co. Ltd.	243,219	3,953
	Tachi-S Co. Ltd.	296,832	3,950
	Yamazen Corp.	416,244	3,950
	HI-LEX Corp.	197,691	3,950
	Shikoku Bank Ltd.	350,042	3,933
	Valqua Ltd.	151,073	3,914
	Canon Electronics Inc.	168,303	3,912
	Riken Vitamin Co. Ltd.	206,218	3,902
	Star Micronics Co. Ltd.	279,020	3,898
	Saibu Gas Holdings Co. Ltd.	270,637	3,896
	Hioki EE Corp.	99,812	3,893
	Digital Arts Inc.	97,485	3,892
	NS United Kaiun Kaisha Ltd.	99,927	3,892
	Toshiba TEC Corp.	220,688	3,872
	Orient Corp.	569,069	3,868

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Fuji Co. Ltd.	283,518	3,866
	HIS Co. Ltd.	457,944	3,853
	Kohnan Shoji Co. Ltd.	150,347	3,853
	Hibiya Engineering Ltd.	125,852	3,836
	TV Asahi Holdings Corp.	180,203	3,835
*,1	Atom Corp.	1,083,340	3,823
	Konishi Co. Ltd.	449,488	3,820
	Daiichi Jitsugyo Co. Ltd.	196,769	3,810
	Nippon Ceramic Co. Ltd.	158,315	3,808
[1]	Imperial Hotel Ltd.	495,400	3,807
	Sun Frontier Fudousan Co. Ltd.	247,457	3,789
	TRE Holdings Corp.	367,781	3,784
	Alconix Corp.	235,629	3,781
	Teikoku Sen-I Co. Ltd.	179,431	3,780
	Nissan Shatai Co. Ltd.	583,041	3,772
	Kyorin Pharmaceutical Co. Ltd.	383,606	3,765
	Ryobi Ltd.	214,211	3,751
	Noritz Corp.	293,990	3,738
	ZERIA Pharmaceutical Co. Ltd.	278,718	3,731
	Anicom Holdings Inc.	577,380	3,712
	Meisei Industrial Co. Ltd.	342,423	3,705
	One REIT Inc.	6,381	3,699
	AOKI Holdings Inc.	319,725	3,697
[1]	Sakura Internet Inc.	208,200	3,695
	Seika Corp.	242,592	3,680
	Riken Technos Corp.	373,919	3,672
	Cybozu Inc.	203,432	3,651
*,1	Nxera Pharma Co. Ltd.	693,000	3,645
	Enplas Corp.	61,190	3,643
[1]	Ichibanya Co. Ltd.	624,530	3,640
	Nagawa Co. Ltd.	88,053	3,630
	Vision Inc.	439,407	3,629
	Prima Meat Packers Ltd.	212,779	3,619
	Tsuburaya Fields Holdings Inc.	306,258	3,617
	Marusan Securities Co. Ltd.	557,919	3,615
	Sato Corp.	235,758	3,614
[1]	Koshidaka Holdings Co. Ltd.	459,116	3,585
	Bank of Saga Ltd.	138,657	3,581
	Keihanshin Building Co. Ltd.	290,212	3,574
	eGuarantee Inc.	308,375	3,543
	Denyo Co. Ltd.	154,417	3,535
	Arisawa Manufacturing Co. Ltd.	321,100	3,531
	CTI Engineering Co. Ltd.	185,100	3,516
	Furuya Metal Co. Ltd.	156,500	3,509
	Restar Corp.	196,527	3,507
	Optorun Co. Ltd.	287,505	3,505
	SBS Holdings Inc.	145,393	3,503
*,1	PKSHA Technology Inc.	156,366	3,502
	Kameda Seika Co. Ltd.	139,530	3,470
	Press Kogyo Co. Ltd.	668,639	3,468
	Sakai Moving Service Co. Ltd.	189,312	3,462
	Computer Engineering & Consulting Ltd.	221,104	3,459
	Futaba Industrial Co. Ltd.	517,028	3,458
	Nichireki Group Co. Ltd.	219,102	3,416
	Kawada Technologies Inc.	122,301	3,414
	Hirata Corp.	227,022	3,412
	Sala Corp.	468,092	3,389
	Shinagawa Refra Co. Ltd.	250,544	3,383
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	127,440	3,380
	Shinnihon Corp.	259,848	3,379
	Sanyo Chemical Industries Ltd.	101,120	3,371
	Plus Alpha Consulting Co. Ltd.	220,053	3,370
	Ringer Hut Co. Ltd.	230,141	3,363
	Nippon Yakin Kogyo Co. Ltd.	116,437	3,361
	Kamei Corp.	173,792	3,357
	Katakura Industries Co. Ltd.	181,710	3,352
	Anest Iwata Corp.	320,965	3,348
[1]	Osaka Organic Chemical Industry Ltd.	130,562	3,345
	Ki-Star Real Estate Co. Ltd.	79,471	3,338
	Itochu-Shokuhin Co. Ltd.	46,513	3,329

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Tokyo Electron Device Ltd.	152,867	3,321
[1]	OSAKA Titanium Technologies Co. Ltd.	272,880	3,289
	Iriso Electronics Co. Ltd.	160,033	3,285
	Tokai Corp.	204,568	3,284
	Procrea Holdings Inc.	235,636	3,278
	Aida Engineering Ltd.	427,940	3,267
	Sagami Holdings Corp.	268,767	3,256
	Nippon Kanzai Holdings Co. Ltd.	182,541	3,245
*	Nippon Sheet Glass Co. Ltd.	858,743	3,236
	JCR Pharmaceuticals Co. Ltd.	715,249	3,234
	Starzen Co. Ltd.	403,080	3,229
	m-up Holdings Inc.	557,600	3,226
	United Arrows Ltd.	205,336	3,222
	Kumiai Chemical Industry Co. Ltd.	711,916	3,201
	Yamagata Bank Ltd.	257,206	3,173
	Kanto Denka Kogyo Co. Ltd.	446,472	3,155
	Matsuyafoods Holdings Co. Ltd.	76,183	3,155
	Joshin Denki Co. Ltd.	181,408	3,143
	Yamae Group Holdings Co. Ltd.	193,300	3,127
	Hokkaido Gas Co. Ltd.	642,530	3,118
	RS Technologies Co. Ltd.	129,130	3,106
	Pack Corp.	376,101	3,101
	Japan Transcity Corp.	427,688	3,101
	A&D HOLON Holdings Co. Ltd.	237,800	3,101
	RYODEN Corp.	133,876	3,084
	Mitsui DM Sugar Co. Ltd.	144,784	3,080
	Fukui Bank Ltd.	185,895	3,074
	Nippon Carbon Co. Ltd.	108,488	3,058
	Kyokuyo Co. Ltd.	98,016	3,050
	Yokorei Co. Ltd.	377,068	3,043
	Japan Investment Adviser Co. Ltd.	233,700	3,043
	Bando Chemical Industries Ltd.	232,285	3,038
	Shizuoka Gas Co. Ltd.	394,472	3,027
	Zojirushi Corp.	300,353	3,000
	Nissei ASB Machine Co. Ltd.	74,620	2,990
	Weathernews Inc.	118,568	2,983
	M&A Capital Partners Co. Ltd.	138,570	2,979
	Roland Corp.	130,518	2,976
	Raiznext Corp.	191,100	2,971
	VT Holdings Co. Ltd.	867,477	2,970
	Cresco Ltd.	266,837	2,968
	Shibusawa Logistics Corp.	364,420	2,964
*,1	Medley Inc.	197,000	2,962
	SRA Holdings	88,123	2,956
	K&O Energy Group Inc.	120,752	2,945
[1]	Shoei Foods Corp.	112,264	2,911
	Sumitomo Seika Chemicals Co. Ltd.	84,378	2,909
	AZ-COM MARUWA Holdings Inc.	460,682	2,901
	Okinawa Electric Power Co. Inc.	406,263	2,896
	Murakami Corp.	63,114	2,888
	Digital Garage Inc.	166,752	2,874
	Nissha Co. Ltd.	359,132	2,867
	Sekisui Jushi Corp.	210,323	2,863
	Topy Industries Ltd.	144,651	2,862
	Mitsubishi Research Institute Inc.	89,479	2,849
	Oiles Corp.	189,266	2,843
[1]	Tama Home Co. Ltd.	124,233	2,840
	Belluna Co. Ltd.	445,388	2,833
	Sintokogio Ltd.	408,446	2,833
	Tachibana Eletech Co. Ltd.	144,106	2,828
	S Foods Inc.	162,788	2,827
	Altech Corp.	163,200	2,820
	Mitsubishi Logisnext Co. Ltd.	286,113	2,808
	Nippon Parking Development Co. Ltd.	1,686,231	2,788
	Hakuto Co. Ltd.	111,557	2,787
	Goldcrest Co. Ltd.	131,653	2,779
	Koa Corp.	317,907	2,777
	TSI Holdings Co. Ltd.	415,349	2,771
	SIGMAXYZ Holdings Inc.	523,884	2,763
	Halows Co. Ltd.	93,394	2,752

Developed Markets Index Fund
		Shares	Market Value• ($000)
	BrainPad Inc.	160,230	2,744
	Santec Holdings Corp.	46,893	2,741
	Yokowo Co. Ltd.	189,524	2,730
	Tekken Corp.	93,688	2,716
	Tokushu Tokai Paper Co. Ltd.	264,618	2,669
	ASKUL Corp.	297,202	2,657
	Bell System24 Holdings Inc.	289,103	2,656
	Starts Proceed Investment Corp.	2,064	2,655
	Oyo Corp.	147,903	2,650
	Marudai Food Co. Ltd.	188,743	2,649
	Unipres Corp.	321,605	2,637
	Solasto Corp.	487,242	2,637
	Nippon Thompson Co. Ltd.	504,092	2,632
	ES-Con Japan Ltd.	343,651	2,605
	Broadleaf Co. Ltd.	552,028	2,605
	Sakai Chemical Industry Co. Ltd.	127,992	2,602
	Qol Holdings Co. Ltd.	190,071	2,597
	Ehime Bank Ltd.	272,570	2,595
	Strike Co. Ltd.	99,206	2,586
	Seikitokyu Kogyo Co. Ltd.	245,700	2,586
	Hokuto Corp.	200,012	2,585
	Tosei REIT Investment Corp.	2,757	2,570
	Chofu Seisakusho Co. Ltd.	198,962	2,562
[1]	Toho Titanium Co. Ltd.	303,344	2,562
	Chuo Spring Co. Ltd.	113,780	2,557
	Fukuda Corp.	53,135	2,551
	Geo Holdings Corp.	211,448	2,531
[1]	DyDo Group Holdings Inc.	156,298	2,526
	Chori Co. Ltd.	96,572	2,524
	JM Holdings Co. Ltd.	234,438	2,517
	Vital KSK Holdings Inc.	287,615	2,515
*,1	euglena Co. Ltd.	986,125	2,515
	Tamura Corp.	647,961	2,512
	Stella Chemifa Corp.	89,495	2,506
	Yondenko Corp.	251,500	2,500
	Shofu Inc.	214,164	2,494
[1]	KeePer Technical Laboratory Co. Ltd.	110,733	2,489
	Siix Corp.	297,474	2,487
	Aeon Hokkaido Corp.	426,122	2,487
	GLOBERIDE Inc.	179,031	2,485
	Kyoei Steel Ltd.	158,832	2,483
	Mitsuba Corp.	369,525	2,469
[1]	Kappa Create Co. Ltd.	250,039	2,465
	Daido Metal Co. Ltd.	393,356	2,461
	Kyokuto Securities Co. Ltd.	224,759	2,430
	Takaoka Toko Co. Ltd.	97,840	2,427
	Teikoku Electric Manufacturing Co. Ltd.	122,768	2,409
	Riso Kagaku Corp.	301,756	2,407
	Tomoku Co. Ltd.	106,505	2,402
	Godo Steel Ltd.	95,151	2,396
	Sodick Co. Ltd.	389,687	2,393
	ESCON Japan REIT Investment Corp.	2,910	2,391
	en Japan Inc.	242,404	2,389
	Toyo Corp.	213,349	2,388
	G-Tekt Corp.	190,101	2,385
	Miyaji Engineering Group Inc.	197,680	2,375
	Hoosiers Holdings Co. Ltd.	281,837	2,367
[1]	Toyo Gosei Co. Ltd.	52,394	2,359
	J-Oil Mills Inc.	184,419	2,355
	Torishima Pump Manufacturing Co. Ltd.	182,594	2,355
	CAC Holdings Corp.	178,960	2,350
	Chubu Shiryo Co. Ltd.	211,910	2,341
	Mirarth Holdings Inc.	947,545	2,338
	Insource Co. Ltd.	425,780	2,331
	SRE Holdings Corp.	109,464	2,331
	Cawachi Ltd.	121,031	2,321
	MARUKA FURUSATO Corp.	160,479	2,311
	Aiphone Co. Ltd.	122,745	2,309
[1]	Okura Industrial Co. Ltd.	74,297	2,309
[1]	Fujio Food Group Inc.	318,905	2,309

Developed Markets Index Fund
		Shares	Market Value• ($000)
	ASKA Pharmaceutical Holdings Co. Ltd.	177,205	2,306
	Mars Group Holdings Corp.	112,496	2,298
	St. Marc Holdings Co. Ltd.	133,069	2,288
	Sankei Real Estate Inc.	3,452	2,287
	Aichi Corp.	260,284	2,278
	Pasona Group Inc.	176,392	2,275
	TDC Soft Inc.	260,025	2,266
	Oriental Shiraishi Corp.	855,476	2,263
[1]	Kanro Inc.	213,800	2,258
	Samty Residential Investment Corp.	3,020	2,245
*,1	Remixpoint Inc.	1,403,438	2,243
	Daiwa Industries Ltd.	219,718	2,236
	Nichiden Corp.	137,383	2,236
	Health Care & Medical Investment Corp.	2,973	2,233
[1]	Fixstars Corp.	219,650	2,200
	Airman Corp.	188,600	2,197
	Nagaileben Co. Ltd.	189,781	2,181
	Osaki Electric Co. Ltd.	273,930	2,175
	NEC Capital Solutions Ltd.	84,430	2,174
	KPP Group Holdings Co. Ltd.	413,800	2,172
	Pacific Metals Co. Ltd.	149,658	2,168
[1]	Oisix ra daichi Inc.	227,159	2,167
	Towa Bank Ltd.	314,177	2,157
	Retail Partners Co. Ltd.	251,535	2,156
	Nihon Nohyaku Co. Ltd.	331,563	2,147
	JP-Holdings Inc.	466,003	2,138
	France Bed Holdings Co. Ltd.	253,275	2,133
	Takara Bio Inc.	416,423	2,111
	Zenrin Co. Ltd.	313,363	2,109
	Maxvalu Tokai Co. Ltd.	88,965	2,105
	Septeni Holdings Co. Ltd.	674,700	2,104
	Fudo Tetra Corp.	123,907	2,099
[1]	Key Coffee Inc.	164,519	2,094
	Avex Inc.	257,891	2,090
	Sanshin Electronics Co. Ltd.	103,311	2,063
	Asahi Diamond Industrial Co. Ltd.	385,774	2,048
	Comture Corp.	187,449	2,045
	Warabeya Nichiyo Holdings Co. Ltd.	97,196	2,036
	Giken Ltd.	163,289	2,033
	Nippon Beet Sugar Manufacturing Co. Ltd.	82,970	2,026
[1]	BRONCO BILLY Co. Ltd.	83,362	2,013
	Toyo Kanetsu KK	126,942	2,012
	Iseki & Co. Ltd.	169,229	2,009
	Shin Nippon Biomedical Laboratories Ltd.	187,921	2,007
	Miroku Jyoho Service Co. Ltd.	157,748	2,004
[1]	Osaka Steel Co. Ltd.	112,826	2,000
	Nippon Denko Co. Ltd.	873,427	1,997
	Sanyo Electric Railway Co. Ltd.	149,720	1,993
*	Nippon Chemi-Con Corp.	215,272	1,990
	Neturen Co. Ltd.	243,419	1,982
	Curves Holdings Co. Ltd.	386,245	1,979
	Avant Group Corp.	176,500	1,973
	GMO Financial Holdings Inc.	353,600	1,968
	Chubu Steel Plate Co. Ltd.	138,000	1,965
	Wellneo Sugar Co. Ltd.	108,947	1,964
	CMK Corp.	583,939	1,961
	TOC Co. Ltd.	362,012	1,958
	Shinsho Corp.	121,416	1,958
	Sumida Corp.	266,273	1,948
[1]	Change Holdings Inc.	305,289	1,928
	Mie Kotsu Group Holdings Inc.	558,537	1,926
	Obara Group Inc.	78,392	1,917
	Software Service Inc.	22,100	1,913
	West Holdings Corp.	195,800	1,906
	Kojima Co. Ltd.	249,855	1,900
	Shinwa Co. Ltd.	95,812	1,899
	Kyosan Electric Manufacturing Co. Ltd.	487,304	1,899
	Genki Global Dining Concepts Corp.	95,640	1,898
	Koatsu Gas Kogyo Co. Ltd.	282,589	1,889
	Daito Pharmaceutical Co. Ltd.	217,800	1,884

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Ministop Co. Ltd.	136,483	1,878
	Okabe Co. Ltd.	303,587	1,869
	Yondoshi Holdings Inc.	163,459	1,865
	Toa Corp. (XTKS)	181,291	1,858
	Hisaka Works Ltd.	188,959	1,855
[1]	Tohokushinsha Film Corp.	454,000	1,847
	Nihon Tokushu Toryo Co. Ltd.	123,720	1,845
	FIDEA Holdings Co. Ltd.	151,155	1,835
	Gakken Holdings Co. Ltd.	256,474	1,833
	Sinanen Holdings Co. Ltd.	45,126	1,815
	Istyle Inc.	601,967	1,808
	Daiki Aluminium Industry Co. Ltd.	234,580	1,805
*	Net Protections Holdings Inc.	537,300	1,797
[1]	Rock Field Co. Ltd.	208,405	1,791
	Gift Holdings Inc.	83,600	1,791
	JSB Co. Ltd.	78,400	1,786
	Vector Inc.	233,290	1,785
	Fukui Computer Holdings Inc.	88,944	1,782
[1]	Alpen Co. Ltd.	120,891	1,774
	Kyodo Printing Co. Ltd.	175,884	1,773
	Fujicco Co. Ltd.	174,244	1,759
	Daikokutenbussan Co. Ltd.	48,068	1,755
[1]	Kosaido Holdings Co. Ltd.	606,800	1,755
	Dai Nippon Toryo Co. Ltd.	203,805	1,752
*	RENOVA Inc.	400,079	1,746
	Transaction Co. Ltd.	248,800	1,745
	J Trust Co. Ltd.	571,885	1,743
	Hodogaya Chemical Co. Ltd.	121,836	1,743
	Nittoku Co. Ltd.	111,500	1,728
[1]	Taki Chemical Co. Ltd.	70,367	1,719
*	baudroie Inc.	118,198	1,719
[1]	M&A Research Institute Holdings Inc.	237,513	1,715
	Ichiyoshi Securities Co. Ltd.	247,246	1,712
	Daikyonishikawa Corp.	335,888	1,709
	Feed One Co. Ltd.	252,035	1,703
	Hokkan Holdings Ltd.	112,129	1,699
	PHC Holdings Corp.	234,098	1,664
	Iwaki Co. Ltd.	99,200	1,656
	Tokyo Energy & Systems Inc.	141,080	1,654
	Rheon Automatic Machinery Co. Ltd.	177,542	1,649
	Onoken Co. Ltd.	180,559	1,647
	Buffalo Inc.	53,290	1,647
	Mirai Industry Co. Ltd.	74,400	1,640
	Sparx Group Co. Ltd.	156,087	1,616
	Link & Motivation Inc.	493,659	1,614
	Base Co. Ltd.	78,806	1,610
	EM Systems Co. Ltd.	317,049	1,606
	Ines Corp.	128,550	1,604
	Chiyoda Co. Ltd.	229,835	1,601
	LITALICO Inc.	193,852	1,598
	JDC Corp.	461,819	1,592
	Seikagaku Corp.	350,434	1,590
	Piolax Inc.	143,081	1,584
	COLOPL Inc.	577,226	1,584
[1]	Inui Global Logistics Co. Ltd.	179,353	1,573
	YAKUODO Holdings Co. Ltd.	113,672	1,571
	Nippon Rietec Co. Ltd.	107,797	1,566
	Kanaden Corp.	113,906	1,559
	Fuji Pharma Co. Ltd.	129,413	1,557
	Shima Seiki Manufacturing Ltd.	239,707	1,545
	I'll Inc.	94,985	1,543
	JSP Corp.	98,524	1,539
	Alpha Systems Inc.	59,538	1,536
	grems Inc.	95,155	1,533
	GREE Holdings Inc.	599,294	1,530
	Moriroku Co. Ltd.	96,003	1,530
	Aizawa Securities Group Co. Ltd.	170,907	1,525
	Nichiban Co. Ltd.	119,109	1,517
	Komatsu Matere Co. Ltd.	275,864	1,479
	Shindengen Electric Manufacturing Co. Ltd.	68,058	1,463

Developed Markets Index Fund
		Shares	Market Value• ($000)
	G-7 Holdings Inc.	160,859	1,453
	Nippon Fine Chemical Co. Ltd.	79,301	1,444
	V Technology Co. Ltd.	75,853	1,441
	Central Security Patrols Co. Ltd.	73,215	1,424
	Cosel Co. Ltd.	203,965	1,418
	Icom Inc.	75,868	1,410
	CTS Co. Ltd.	210,028	1,406
	Daikoku Denki Co. Ltd.	76,800	1,402
	Xebio Holdings Co. Ltd.	200,633	1,370
	Softcreate Holdings Corp.	99,266	1,370
	Asahi Co. Ltd.	164,110	1,368
	giftee Inc.	170,030	1,364
	Nippon Sharyo Ltd.	56,431	1,363
[1]	Fujiya Co. Ltd.	84,299	1,359
	Sanoh Industrial Co. Ltd.	247,865	1,358
	Midac Holdings Co. Ltd.	109,956	1,348
	Intage Holdings Inc.	119,376	1,347
	Nafco Co. Ltd.	93,800	1,330
	Studio Alice Co. Ltd.	103,134	1,326
	Tv Tokyo Holdings Corp.	45,183	1,325
	Maezawa Kyuso Industries Co. Ltd.	130,354	1,316
	Kanagawa Chuo Kotsu Co. Ltd.	54,471	1,305
	Shinko Shoji Co. Ltd.	190,946	1,301
	FULLCAST Holdings Co. Ltd.	121,218	1,290
	Futaba Corp.	345,911	1,287
	Honeys Holdings Co. Ltd.	131,390	1,282
	ZIGExN Co. Ltd.	417,130	1,280
	Kenko Mayonnaise Co. Ltd.	105,801	1,274
	Airport Facilities Co. Ltd.	195,162	1,262
	World Holdings Co. Ltd.	75,835	1,252
[1]	YA-MAN Ltd.	251,148	1,221
*,1	Aeon Fantasy Co. Ltd.	62,573	1,206
	Komehyo Holdings Co. Ltd.	65,700	1,201
	ST Corp.	123,118	1,191
	Akatsuki Inc.	69,702	1,180
	Nihon Trim Co. Ltd.	36,619	1,175
	LEC Inc.	173,590	1,163
	Yukiguni Factory Co. Ltd.	172,369	1,158
	Yamashin-Filter Corp.	300,744	1,150
	Okuwa Co. Ltd.	212,044	1,145
[1]	Kintetsu Department Store Co. Ltd.	96,918	1,135
*	KNT-CT Holdings Co. Ltd.	107,969	1,130
	Daiho Corp.	222,025	1,113
	WATAMI Co. Ltd.	179,058	1,104
[1]	eRex Co. Ltd.	279,321	1,095
	Nakayama Steel Works Ltd.	271,663	1,067
	Sankyo Seiko Co. Ltd.	236,436	1,055
[1]	Gamecard Holdings Inc	56,000	1,039
	Ichikoh Industries Ltd.	316,094	1,038
[1]	Rokko Butter Co. Ltd.	134,986	1,030
[1]	FP Partner Inc.	75,023	1,013
	Nitto Kohki Co. Ltd.	85,400	1,004
[1]	Oro Co. Ltd.	73,922	991
	Amvis Holdings Inc.	324,015	978
	Arakawa Chemical Industries Ltd.	125,249	976
*	PIA Corp.	57,053	967
	Pronexus Inc.	131,344	961
	Yorozu Corp.	148,414	952
	Chiyoda Integre Co. Ltd.	45,647	945
[1]	Central Sports Co. Ltd.	59,529	941
*	Universal Entertainment Corp.	185,226	941
	Amuse Inc.	75,394	925
[1]	CHIMNEY Co. Ltd.	116,204	922
[1]	Inaba Seisakusho Co. Ltd.	90,413	920
	S-Pool Inc.	507,425	882
	Tayca Corp.	111,454	880
	Artnature Inc.	169,782	875
	Marvelous Inc.	268,795	871
*	Nippon Coke & Engineering Co. Ltd.	1,236,550	853
	Gecoss Corp.	91,735	850

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Management Solutions Co. Ltd.	96,365	849
	Sankyo Tateyama Inc.	205,761	835
[1]	Riso Kyoiku Group Corp.	644,822	828
*,1	Japan Display Inc.	6,519,472	826
*,1	TerraSky Co. Ltd.	60,246	819
	Shimojima Co. Ltd.	94,172	815
	Digital Holdings Inc.	63,539	814
	Pharma Foods International Co. Ltd.	184,050	798
[1]	Tess Holdings Co. Ltd.	355,461	795
[1]	WDB Holdings Co. Ltd.	74,162	766
	Elan Corp.	164,386	759
	Cleanup Corp.	133,388	744
	FAN Communications Inc.	229,644	742
	GMO GlobalSign Holdings KK	49,241	739
	SBI ARUHI Corp.	126,295	725
	Nisso Holdings Co. Ltd.	157,507	717
	Yushin Co.	156,000	709
*,1	Sourcenext Corp.	696,688	680
	LIFULL Co. Ltd.	590,403	671
	Kanamic Network Co. Ltd.	199,106	663
[1]	Sumiseki Holdings Inc.	192,000	650
	Ebase Co. Ltd.	228,612	644
	Media Do Co. Ltd.	54,088	620
	Tosho Co. Ltd.	121,563	605
	Shimadaya Corp.	53,290	596
	Corona Corp.	94,186	571
	Atrae Inc.	125,093	567
*,1	Optim Corp.	175,693	566
[1]	Daisyo Corp.	76,091	561
	Ohara Inc.	80,397	529
[1]	Airtrip Corp.	108,109	524
	Tokyo Individualized Educational Institute Inc.	164,737	465
	MTI Ltd.	96,275	447
	Tsutsumi Jewelry Co. Ltd.	26,470	431
[1]	Kitanotatsujin Corp.	488,910	428
*,1	Miyakoshi Holdings Inc.	74,841	387
	Advan Group Co. Ltd.	64,932	379
*,1	Demae-Can Co. Ltd.	309,800	258
			55,037,282
Netherlands (3.5%)
	ASML Holding NV	3,719,737	4,008,092
	ING Groep NV	28,104,669	789,972
	Prosus NV	11,579,766	717,007
*,2	Adyen NV	250,923	404,632
	Koninklijke Ahold Delhaize NV	8,477,341	347,629
	ASM International NV	439,455	266,044
	Universal Music Group NV	8,905,315	232,160
	Wolters Kluwer NV	2,185,455	226,362
	Heineken NV	2,614,399	215,706
	Koninklijke Philips NV	7,253,791	197,515
	NN Group NV	2,494,375	192,428
[2]	ABN AMRO Bank NV	5,478,100	191,399
	ArcelorMittal SA	3,992,281	183,323
	Koninklijke KPN NV	35,736,871	166,988
	DSM-Firmenich AG	1,715,274	138,371
	Akzo Nobel NV	1,590,573	110,673
	BE Semiconductor Industries NV	667,894	104,416
	ASR Nederland NV	1,464,890	104,228
	Aegon Ltd.	12,833,609	99,798
	Heineken Holding NV	1,076,159	78,804
*	Magnum Ice Cream Co. NV	4,549,501	72,210
	EXOR NV	816,605	69,366
	JDE Peet's NV	1,465,244	54,797
	IMCD NV	549,459	49,870
	Randstad NV	1,017,398	38,625
	SBM Offshore NV	1,235,865	35,558
[2]	CVC Capital Partners plc	2,001,319	33,517
	Allfunds Group plc	3,380,607	31,923
	Aalberts NV	917,007	30,227

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	InPost SA	2,416,044	29,690
[2]	Signify NV	1,167,062	28,700
	Arcadis NV	643,408	26,839
	Koninklijke BAM Groep NV	2,384,009	25,999
[2]	CTP NV	1,229,580	25,765
	Koninklijke Vopak NV	516,254	23,004
	Van Lanschot Kempen NV	303,254	18,801
	Koninklijke Heijmans NV	224,512	17,815
*,2	Basic-Fit NV	489,087	16,979
	APERAM SA	407,740	16,840
*,1	Galapagos NV	469,624	15,418
	TKH Group NV	326,575	14,002
	Eurocommercial Properties NV	401,469	12,283
	Corbion NV	546,806	11,919
	Havas NV	570,631	11,405
	Fugro NV	1,018,729	10,146
*	Flow Traders Ltd.	312,016	9,217
[1]	Theon International plc	249,150	7,804
	Wereldhave NV	336,948	7,624
	PostNL NV	3,104,156	3,862
	NSI NV	152,963	3,482
*	TomTom NV	505,830	3,244
*	OCI NV	900,518	3,232
[1]	Sligro Food Group NV	216,293	2,564
[1]	Brunel International NV	180,918	1,645
*,1	Magnum Ice Cream Co. NV (AQEU)	12,726	204
			9,540,123
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	5,459,254	118,613
	Auckland International Airport Ltd.	15,403,166	73,813
	Infratil Ltd.	8,756,708	55,878
	Contact Energy Ltd.	7,780,023	41,388
	Meridian Energy Ltd.	11,656,499	37,648
	Mainfreight Ltd.	759,119	29,973
	EBOS Group Ltd.	1,773,079	28,183
	Mercury NZ Ltd.	6,188,909	23,057
	Spark New Zealand Ltd.	16,477,900	21,633
*	Fletcher Building Ltd.	10,003,299	21,178
	Summerset Group Holdings Ltd.	1,994,627	14,119
*	Ryman Healthcare Ltd.	8,439,114	14,083
	Freightways Group Ltd.	1,535,172	12,775
	Precinct Properties Group	16,061,751	11,093
	Goodman Property Trust	8,976,598	10,156
	Kiwi Property Group Ltd.	13,749,529	8,350
	Genesis Energy Ltd.	4,951,853	6,849
	Vector Ltd.	2,188,545	6,162
	Channel Infrastructure NZ Ltd.	3,654,367	6,145
	Argosy Property Ltd.	6,958,488	4,985
*	SKYCITY Entertainment Group Ltd.	9,403,534	4,870
	Air New Zealand Ltd.	13,920,223	4,648
	Scales Corp. Ltd.	1,208,178	4,149
	Stride Property Group	4,318,721	3,431
*	Oceania Healthcare Ltd.	6,194,631	3,280
	SKY Network Television Ltd.	1,023,009	2,009
			568,468
Norway (0.6%)
	DNB Bank ASA	7,695,009	214,389
	Equinor ASA	6,426,037	151,538
	Kongsberg Gruppen ASA	3,888,754	99,650
	Mowi ASA	4,092,895	98,454
	Norsk Hydro ASA	12,201,563	94,186
	Telenor ASA	5,945,424	86,473
	Aker BP ASA	2,898,720	73,761
	Orkla ASA	6,275,543	69,883
	Storebrand ASA	3,826,526	65,398
	Yara International ASA	1,537,930	62,935
	Gjensidige Forsikring ASA	1,741,538	52,052
	Subsea 7 SA	2,124,799	42,645
	Salmar ASA	653,217	39,923

Developed Markets Index Fund
		Shares	Market Value• ($000)
	SpareBank 1 Sor-Norge ASA	1,941,853	38,158
	Vend Marketplaces ASA Class B	1,361,556	37,756
	Frontline plc	1,350,160	29,722
	Protector Forsikring ASA	573,247	29,692
	TOMRA Systems ASA	2,211,613	29,642
	Sparebanken Norge	1,341,271	26,323
	SpareBank 1 SMN	1,167,251	23,839
	Bakkafrost P/F	465,911	23,813
	Var Energi ASA	7,059,403	23,080
*	Nordic Semiconductor ASA	1,612,821	21,134
	Veidekke ASA	994,096	17,605
	Borregaard ASA	868,574	17,163
	TGS ASA	1,840,903	16,688
	Aker ASA Class A	192,564	14,632
[2]	Europris ASA	1,440,736	13,663
[1]	Hafnia Ltd.	2,532,504	13,641
	Leroy Seafood Group ASA	2,627,975	13,188
*,2	Scatec ASA	1,178,945	12,393
*,2	AutoStore Holdings Ltd.	10,095,259	11,720
	DNO ASA	7,355,829	11,609
	Atea ASA	741,527	11,586
	DOF Group ASA	1,175,965	11,072
[2]	BW LPG Ltd.	832,805	10,846
	Wallenius Wilhelmsen ASA	962,554	9,584
*	Cadeler A/S	2,024,392	9,535
	Hoegh Autoliners ASA	973,086	9,418
	BLUENORD ASA	212,404	9,383
[2]	Elkem ASA	2,585,825	7,798
	Austevoll Seafood ASA	778,671	7,505
	Aker Solutions ASA	2,395,440	7,323
	Stolt-Nielsen Ltd.	197,667	6,372
	MPC Container Ships ASA	3,209,840	5,594
	Wilh Wilhelmsen Holding ASA Class A	94,624	5,533
[2]	Entra ASA	409,388	4,688
	Bonheur ASA	176,353	4,388
*,1	NEL ASA	15,862,783	3,490
	BW Offshore Ltd.	714,505	3,194
	Wilh Wilhelmsen Holding ASA Class B	58,000	3,143
*	Grieg Seafood ASA	388,436	2,993
*	BW Energy Ltd.	577,245	2,679
			1,712,872
Poland (0.5%)
	Powszechna Kasa Oszczednosci Bank Polski SA	8,101,208	191,205
	ORLEN SA	5,507,563	147,034
*	KGHM Polska Miedz SA	1,286,443	99,954
	Powszechny Zaklad Ubezpieczen SA	5,355,450	99,126
	Bank Polska Kasa Opieki SA	1,669,524	94,698
	LPP SA	12,072	69,755
*,2	Allegro.eu SA	7,534,909	64,657
	Santander Bank Polska SA	399,219	60,349
*,2	Dino Polska SA	4,547,028	52,206
	CD Projekt SA	665,671	44,471
	Asseco Poland SA	627,382	39,744
*	mBank SA	124,041	36,683
*,1	Zabka Group SA	4,932,712	31,381
*	Bank Millennium SA	5,762,558	26,611
	Alior Bank SA	839,918	25,780
*	Benefit Systems SA	26,371	25,734
*	Tauron Polska Energia SA	9,864,374	23,690
	Grupa Kety SA	92,941	23,599
	KRUK SA	168,368	23,038
	Budimex SA	120,457	21,309
*	PGE Polska Grupa Energetyczna SA	8,139,834	19,893
	Orange Polska SA	6,189,262	17,535
*,1	CCC SA	487,699	16,178
[2]	XTB SA	713,199	14,237
	Enea SA	2,399,148	12,968
[1]	Pepco Group NV	1,509,075	12,554
	Bank Handlowy w Warszawie SA	304,513	8,964

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Cyfrowy Polsat SA	1,477,780	5,010
	Warsaw Stock Exchange	266,230	4,819
*,1	Jastrzebska Spolka Weglowa SA	491,367	3,191
*,1	Grupa Azoty SA	435,084	2,264
			1,318,637
Portugal (0.2%)
	EDP SA	28,217,375	129,963
	Banco Comercial Portugues SA Class R	84,842,049	89,309
	Galp Energia SGPS SA	3,901,072	67,178
	Jeronimo Martins SGPS SA	2,597,416	61,809
	EDP Renovaveis SA	2,936,961	41,477
	Sonae SGPS SA	7,359,637	13,940
	REN - Redes Energeticas Nacionais SGPS SA	3,323,457	12,561
	NOS SGPS SA	1,694,110	7,986
[1]	Navigator Co. SA	2,032,309	7,495
	CTT-Correios de Portugal SA	735,645	6,414
[1]	Mota-Engil SGPS SA	739,143	4,291
[1]	Altri SGPS SA	615,591	3,254
	Semapa-Sociedade de Investimento e Gestao	129,788	3,184
	Corticeira Amorim SGPS SA	370,569	2,875
			451,736
Singapore (1.2%)
	DBS Group Holdings Ltd.	19,018,051	833,079
	Oversea-Chinese Banking Corp. Ltd.	30,669,931	471,189
	United Overseas Bank Ltd.	11,666,749	317,750
	Singapore Telecommunications Ltd.	67,569,793	239,062
	Keppel Ltd.	13,256,827	106,580
	CapitaLand Integrated Commercial Trust	55,891,590	103,737
	Singapore Exchange Ltd.	7,640,769	100,583
	Singapore Technologies Engineering Ltd.	14,102,480	92,147
	CapitaLand Ascendas REIT	35,218,028	77,429
	Singapore Airlines Ltd.	13,583,053	67,439
	Capitaland Investment Ltd.	21,571,173	45,397
	Wilmar International Ltd.	16,591,900	39,682
[1]	Sembcorp Industries Ltd.	8,277,013	38,692
	Seatrium Ltd.	19,679,550	32,994
[1]	Mapletree Logistics Trust	31,891,602	32,681
	Keppel DC REIT	18,431,016	32,229
[1]	Mapletree Industrial Trust	19,617,149	31,713
	Genting Singapore Ltd.	53,795,028	30,307
	Venture Corp. Ltd.	2,501,636	29,431
	UOL Group Ltd.	4,332,958	29,428
	SATS Ltd.	8,244,603	24,404
[1]	Thai Beverage PCL	67,960,400	24,299
	Mapletree Pan Asia Commercial Trust	21,135,982	24,143
	City Developments Ltd.	3,733,089	23,220
	ComfortDelGro Corp. Ltd.	20,002,559	23,007
	Suntec REIT	19,957,081	22,319
	Frasers Centrepoint Trust	12,009,586	21,742
	NetLink NBN Trust	27,211,744	20,419
	Frasers Logistics & Commercial Trust	25,849,234	19,979
	CapitaLand Ascott Trust	24,392,386	18,107
	Keppel REIT	23,167,172	17,559
	Keppel Infrastructure Trust	40,252,781	15,330
	Jardine Cycle & Carriage Ltd.	532,318	14,006
	Golden Agri-Resources Ltd.	59,677,332	13,216
	Parkway Life REIT	4,150,766	13,166
	Sheng Siong Group Ltd.	5,999,673	12,265
	iFAST Corp. Ltd.	1,516,469	11,217
	ESR-REIT	5,264,405	11,085
	Hutchison Port Holdings Trust	46,497,324	10,224
*	Yangzijiang Maritime Development Ltd.	20,753,300	10,010
	Capitaland India Trust	9,483,394	8,993
	Lendlease Global Commercial REIT	16,023,467	7,723
	Stoneweg Europe Stapled Trust	3,419,126	6,542
	CapitaLand China Trust	10,849,448	6,539
	AIMS APAC REIT	5,532,413	6,452
	First Resources Ltd.	3,916,232	6,367
	SIA Engineering Co. Ltd.	2,218,016	6,209

Developed Markets Index Fund
		Shares	Market Value• ($000)
	UMS Integration Ltd.	5,500,392	6,063
	Starhill Global REIT	12,772,770	5,907
	OUE REIT	20,449,635	5,728
	Raffles Medical Group Ltd.	7,150,794	5,672
*	NTT DC REIT	5,540,000	5,645
	Olam Group Ltd.	7,085,310	5,285
[1]	Singapore Post Ltd.	15,398,968	4,849
	CDL Hospitality Trusts	7,437,412	4,824
	StarHub Ltd.	4,993,774	4,351
	Far East Hospitality Trust	8,755,159	4,149
	Digital Core REIT Management Pte. Ltd.	7,902,470	4,026
*,1	AEM Holdings Ltd.	2,463,504	3,284
[1]	Riverstone Holdings Ltd.	4,845,573	3,277
[1]	Bumitama Agri Ltd.	2,504,108	2,630
	First REIT	11,770,316	2,514
*	Keppel Pacific Oak US REIT	8,001,257	1,876
	Prime US REIT	9,538,691	1,874
[1]	Nanofilm Technologies International Ltd.	2,770,279	1,258
*	COSCO Shipping International Singapore Co. Ltd.	12,469,232	1,173
*	Manulife US REIT	15,897,419	1,126
			3,225,602
South Korea (5.3%)
	Samsung Electronics Co. Ltd. (XKRX)	44,393,262	3,720,816
	SK Hynix Inc.	5,112,662	2,315,411
	KB Financial Group Inc.	3,361,732	289,394
	Hyundai Motor Co.	1,271,385	262,551
	NAVER Corp.	1,405,184	236,214
*,1	Doosan Enerbility Co. Ltd.	4,156,323	217,393
*	SK Square Co. Ltd.	845,767	215,381
	Shinhan Financial Group Co. Ltd.	4,005,526	213,293
	Hanwha Aerospace Co. Ltd.	319,704	208,783
	Kia Corp.	2,226,264	188,728
	Celltrion Inc.	1,392,401	174,723
	Hana Financial Group Inc.	2,526,394	164,839
	POSCO Holdings Inc.	701,370	148,689
	Hyundai Mobis Co. Ltd.	547,434	142,049
*,2	Samsung Biologics Co. Ltd.	111,778	131,248
	Samsung C&T Corp.	745,524	123,826
	Woori Financial Group Inc.	6,316,639	122,602
	Kakao Corp.	2,888,229	120,443
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	421,880	119,043
*,1	Alteogen Inc.	371,170	115,817
	HD Hyundai Electric Co. Ltd.	207,426	111,398
*	Samsung SDI Co. Ltd. (XKRX)	572,202	106,996
[1]	Hyundai Heavy Industries Co. Ltd.	294,336	103,738
	Samsung Fire & Marine Insurance Co. Ltd.	293,803	101,224
	LG Chem Ltd. (XKRX)	431,969	99,920
*	Samsung Heavy Industries Co. Ltd.	5,964,691	99,743
*,1	LG Energy Solution Ltd.	389,717	99,664
	KT&G Corp.	989,645	97,521
*	Hanwha Ocean Co. Ltd.	1,182,224	93,349
	Samsung Electro-Mechanics Co. Ltd.	517,579	91,600
	Hyundai Rotem Co. Ltd.	683,243	89,109
	Samsung Life Insurance Co. Ltd.	741,669	81,076
*	Korea Electric Power Corp.	2,427,928	79,684
	LG Electronics Inc. (XKRX)	992,635	63,338
	Hyosung Heavy Industries Corp.	49,098	60,653
	SK Inc.	339,743	60,629
[1]	Ecopro Co. Ltd.	942,479	59,371
[1]	Meritz Financial Group Inc.	690,624	54,121
*,1	ABLBio Inc.	381,756	52,839
[1]	Korea Aerospace Industries Ltd.	665,201	52,706
	HD Hyundai Co. Ltd.	389,894	51,033
[1]	HYBE Co. Ltd.	206,522	47,250
*,1	Ecopro BM Co. Ltd.	456,518	46,439
[1]	SK Innovation Co. Ltd.	658,823	46,241
[1]	LS Electric Co. Ltd.	143,352	45,924
	LG Corp.	803,159	44,999
	Samsung SDS Co. Ltd.	371,898	44,257

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hyundai Glovis Co. Ltd.	351,693	44,145
	Korea Investment Holdings Co. Ltd.	386,411	43,508
*	Krafton Inc.	255,141	43,473
	IsuPetasys Co. Ltd.	510,968	42,372
*,1	POSCO Future M Co. Ltd.	311,213	40,407
	Yuhan Corp.	517,695	40,299
*,1	HLB Inc.	1,120,825	39,499
[1]	Korea Zinc Co. Ltd.	42,392	38,580
[1]	DB Insurance Co. Ltd.	410,231	37,251
[1]	APR Corp.	232,158	37,225
[1]	LIG Nex1 Co. Ltd.	125,998	36,711
[1]	HMM Co. Ltd.	2,514,416	35,761
[1]	Doosan Co. Ltd.	65,285	35,486
*,1	Peptron Inc.	200,836	35,398
[1]	Hanmi Semiconductor Co. Ltd.	396,703	35,169
	Industrial Bank of Korea	2,353,445	34,209
[1]	Hyundai Engineering & Construction Co. Ltd.	687,404	33,500
[1]	Samyang Foods Co. Ltd.	38,325	32,724
*,1	Samsung Episholdings Co. Ltd.	60,112	31,004
[1]	Mirae Asset Securities Co. Ltd.	1,899,199	30,808
	Samsung Securities Co. Ltd.	586,082	30,683
	Coway Co. Ltd.	501,740	30,204
*,1	LigaChem Biosciences Inc.	240,733	28,948
	KIWOOM Securities Co. Ltd.	138,631	27,868
[1]	Korean Air Lines Co. Ltd.	1,731,023	27,059
[1]	KakaoBank Corp.	1,777,394	26,645
	Hankook Tire & Technology Co. Ltd.	650,479	26,362
	JB Financial Group Co. Ltd.	1,474,515	26,213
	BNK Financial Group Inc.	2,362,159	25,992
[1]	Hanwha Systems Co. Ltd.	684,622	25,858
[1]	LG Innotek Co. Ltd.	132,367	24,894
*,1	Rainbow Robotics	75,827	24,761
*	Samsung E&A Co. Ltd.	1,468,776	24,468
*,1	SK Biopharmaceuticals Co. Ltd.	265,137	22,918
[1]	Amorepacific Corp.	272,441	22,563
*	LG Display Co. Ltd.	2,742,714	22,534
*	S-Oil Corp.	389,663	22,420
[1]	Sam Chun Dang Pharm Co. Ltd.	136,104	21,914
	LS Corp.	157,002	21,848
	LG Uplus Corp.	1,941,327	19,820
*	LEENO Industrial Inc.	467,994	19,623
[1]	Hanjin Kal Corp.	221,887	19,005
[1]	Hanwha Solutions Corp.	992,656	18,490
	Doosan Bobcat Inc.	461,585	18,463
*,1	Hanmi Pharm Co. Ltd.	58,684	18,457
	NH Investment & Securities Co. Ltd.	1,224,372	17,932
	PharmaResearch Co. Ltd.	63,722	17,837
[1]	HD Hyundai Marine Solution Co. Ltd.	127,297	17,057
	Hyundai Steel Co.	790,269	17,022
*,1	D&D PharmaTech Inc.	266,153	16,955
[1]	NCSoft Corp.	120,122	16,820
*,1	Taihan Cable & Solution Co. Ltd.	1,016,977	16,202
[1]	LG CNS Co. Ltd.	378,262	16,127
	GS Holdings Corp.	406,049	15,867
*,1	L&F Co. Ltd.	235,628	15,581
[1]	Orion Corp.	210,234	15,405
[1]	LG H&H Co. Ltd. (XKRX)	85,710	15,368
*,1	Voronoi Inc.	101,213	15,258
*,1	Hanwha Engine	500,266	14,896
[1]	CJ Corp.	124,148	14,836
[1]	Posco International Corp.	429,888	14,820
[1]	Hanwha Corp. (XKRX)	260,191	14,732
[1]	Hyundai Autoever Corp.	63,446	14,686
[1]	Eo Technics Co. Ltd.	77,629	14,662
	Kangwon Land Inc.	1,074,868	14,125
	iM Financial Group Co. Ltd.	1,298,215	13,995
	Hyundai Elevator Co. Ltd.	215,338	13,180
[1]	JYP Entertainment Corp.	259,001	13,013
[1]	DB HiTek Co. Ltd.	274,256	12,891
[1]	Hansol Chemical Co. Ltd.	81,597	12,874

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	SKC Co. Ltd.	177,161	12,867
[1]	WONIK IPS Co. Ltd.	269,737	12,704
	HD Hyundai Infracore Co. Ltd.	1,141,352	12,691
*,1	Mezzion Pharma Co. Ltd.	202,801	12,679
	HL Mando Co. Ltd.	303,035	12,354
*,1	HD-Hyundai Marine Engine	191,261	11,871
	Kumho Petrochemical Co. Ltd.	140,363	11,756
*	Hyundai Marine & Fire Insurance Co. Ltd.	547,920	11,701
[1]	Poongsan Corp.	156,529	11,598
	KCC Corp.	39,545	11,534
[1]	KEPCO Engineering & Construction Co. Inc.	175,194	10,962
[1]	Youngone Corp.	190,146	10,766
[1]	CJ CheilJedang Corp. (XKRX)	72,699	10,483
[1]	Sanil Electric Co. Ltd.	113,772	10,262
[1]	Daeduck Electronics Co. Ltd.	310,497	10,148
	Korean Reinsurance Co.	1,252,038	10,031
*,1	Doosan Robotics Inc.	184,164	9,977
	E-MART Inc.	176,685	9,961
	ST Pharm Co. Ltd.	120,409	9,953
[1]	Posco DX Co. Ltd.	497,910	9,952
[1]	Douzone Bizon Co. Ltd.	167,892	9,949
*,1	Oscotec Inc.	316,269	9,894
[1]	Shinsegae Inc.	57,555	9,860
*,1	Hanwha Vision Co. Ltd.	315,762	9,836
	OCI Holdings Co. Ltd.	121,808	9,726
[1]	SM Entertainment Co. Ltd.	103,333	9,663
	Misto Holdings Corp.	316,434	9,379
[1]	S-1 Corp.	186,053	9,306
*	Cheil Worldwide Inc.	634,947	9,248
*,1	Hotel Shilla Co. Ltd.	295,007	9,136
*,1	Kakaopay Corp.	268,649	9,128
[1]	HPSP Co. Ltd.	384,437	8,955
*,1	Cosmax Inc.	77,706	8,799
*,1	Hanall Biopharma Co. Ltd.	289,926	8,786
[1]	NongShim Co. Ltd.	29,104	8,716
	Samsung Card Co. Ltd.	220,824	8,567
*,1	Ecopro Materials Co. Ltd.	235,631	8,503
[1]	Classys Inc.	222,120	8,388
*,1	Silicon2 Co. Ltd.	311,434	8,350
*,1	Pearl Abyss Corp.	321,401	8,326
[1]	GS Engineering & Construction Corp.	607,877	8,300
[1]	TechWing Inc.	259,237	8,251
*,1	SK Bioscience Co. Ltd.	245,603	8,228
*,1	Hugel Inc.	51,451	8,227
	Lotte Chemical Corp.	167,936	8,195
[1]	Celltrion Pharm Inc.	199,896	8,040
[2]	Netmarble Corp.	240,272	8,039
[1]	Iljin Electric Co. Ltd.	212,327	8,026
[1]	Koh Young Technology Inc.	491,673	7,832
	Hyundai Wia Corp.	147,665	7,772
[1]	DL E&C Co. Ltd.	271,002	7,741
[1]	Dongjin Semichem Co. Ltd.	300,511	7,645
*,1	Doosan Fuel Cell Co. Ltd.	380,067	7,601
[1]	SIMMTECH Co. Ltd.	220,811	7,563
[1]	Hyundai Department Store Co. Ltd.	121,856	7,487
*,1	ISU Specialty Chemical	180,745	7,408
[1]	SK REITs Co. Ltd.	1,820,841	7,321
[1]	ISC Co. Ltd.	94,504	7,302
[1]	L&C Bio Co. Ltd.	171,724	7,283
*,1	Naturecell Co. Ltd.	482,117	7,276
[1]	Hana Micron Inc.	404,054	7,226
*,1	Lunit Inc.	248,264	7,097
*,1	Enchem Co. Ltd.	159,248	6,970
[1]	KEPCO Plant Service & Engineering Co. Ltd.	200,342	6,882
[1]	Eugene Technology Co. Ltd.	131,056	6,798
[1]	Soulbrain Co. Ltd.	36,373	6,606
[1]	Caregen Co. Ltd.	132,579	6,597
	Korea Gas Corp.	241,864	6,590
*,1	CS Wind Corp.	224,987	6,509
[1]	Youngone Holdings Co. Ltd.	48,728	6,465

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	CosmoAM&T Co. Ltd.	214,886	6,451
[1]	Park Systems Corp.	43,343	6,294
	D'Alba Global Co. Ltd.	60,765	6,210
[1]	Hyundai Construction Equipment Co. Ltd.	90,384	6,178
*	BHI Co. Ltd.	170,103	6,164
[1]	Han Kuk Carbon Co. Ltd.	293,780	6,084
	Pan Ocean Co. Ltd.	2,275,148	6,068
	F&F Co. Ltd.	127,961	6,062
*,1	GemVax & Kael Co. Ltd.	292,981	5,891
*	Hanwha Life Insurance Co. Ltd.	2,608,160	5,889
[1]	Kolmar Korea Co. Ltd.	136,362	5,875
[1]	Jusung Engineering Co. Ltd.	303,008	5,819
[1]	Shinsung Delta Tech Co. Ltd.	147,542	5,798
*	Kumho Tire Co. Inc.	1,413,756	5,741
[1]	Daou Technology Inc.	209,967	5,673
	CJ Logistics Corp.	85,707	5,620
*,1	Lotte Energy Materials Corp.	264,857	5,613
*,1	GI Innovation Inc.	458,802	5,604
*	Green Cross Corp.	50,801	5,602
[1]	BGF retail Co. Ltd.	76,862	5,584
	LX International Corp.	242,614	5,473
*,1	Lotte Tour Development Co. Ltd.	331,277	5,347
[1]	Hyosung Corp.	66,554	5,295
*,1	Il Dong Pharmaceutical Co. Ltd.	197,793	5,284
	Lotte Corp.	287,093	5,277
*	Chabiotech Co. Ltd.	515,745	5,249
[1]	Pharmicell Co. Ltd.	518,935	5,226
[1]	HDC Hyundai Development Co-Engineering & Construction	343,136	5,216
[1]	YG Entertainment Inc.	108,357	5,213
[1]	Dongsuh Cos. Inc.	277,912	5,174
[1]	Kolon Industries Inc.	165,800	5,161
	Lotte Shopping Co. Ltd.	102,080	5,139
[1]	Daewoong Pharmaceutical Co. Ltd.	41,937	5,000
*,1	Seojin System Co. Ltd.	284,187	4,994
*,1	Daewoo Engineering & Construction Co. Ltd.	1,867,755	4,962
[1]	HK inno N Corp.	142,015	4,850
	Seegene Inc.	290,346	4,791
[1]	ESR Kendall Square REIT Co. Ltd.	1,609,645	4,764
[1]	Paradise Co. Ltd.	413,369	4,754
*,1,3	Fadu Inc.	302,167	4,640
*,1	Hanmi Science Co. Ltd.	183,669	4,626
[1]	Daishin Securities Co. Ltd.	246,202	4,622
*,1	Hanon Systems	2,240,354	4,613
[1]	PSK Inc.	179,436	4,597
[1]	S&S Tech Corp.	136,665	4,570
	GS Retail Co. Ltd.	326,444	4,554
	Tokai Carbon Korea Co. Ltd.	45,192	4,458
*,1,2	SK IE Technology Co. Ltd.	253,780	4,411
[1]	Daejoo Electronic Materials Co. Ltd.	98,700	4,349
*,1	SOLUM Co. Ltd.	375,264	4,321
[1]	SK Chemicals Co. Ltd.	93,688	4,254
[1]	People & Technology Inc.	161,813	4,226
[1]	LOTTE Fine Chemical Co. Ltd.	135,778	4,196
*	CJ ENM Co. Ltd.	92,838	4,163
[1]	Shinhan Alpha REIT Co. Ltd.	1,054,527	4,093
*,1	SK oceanplant Co. Ltd.	290,372	4,085
	Amorepacific Holdings Corp.	217,190	4,044
[1]	Doosan Tesna Inc.	108,999	4,020
[1]	Seah Besteel Holdings Corp.	114,999	4,015
[1]	Medytox Inc.	47,463	3,977
[1]	SL Corp.	129,444	3,856
	HAESUNG DS Co. Ltd.	99,498	3,851
[1]	Hankook & Co. Co. Ltd.	210,200	3,818
[1]	Hite Jinro Co. Ltd.	296,255	3,790
[1]	Chong Kun Dang Pharmaceutical Corp.	65,180	3,747
[1]	Hana Tour Service Inc.	110,107	3,723
[1]	LOTTE REIT Co. Ltd.	1,345,193	3,697
[1]	Otoki Corp.	13,569	3,621
*,1	Woori Technology Inc.	1,418,549	3,587
*,1	Hanwha Investment & Securities Co. Ltd.	1,099,724	3,585

Developed Markets Index Fund
		Shares	Market Value• ($000)
	JR Global REIT	1,832,639	3,562
[1]	NEXTIN Inc.	70,913	3,546
*,1	Kakao Games Corp.	342,193	3,539
[1]	LX Semicon Co. Ltd.	103,128	3,525
[1]	Hyosung TNC Corp.	22,760	3,513
	DoubleUGames Co. Ltd.	93,993	3,496
[1]	Lake Materials Co. Ltd.	341,939	3,496
[1]	SK Gas Ltd.	22,022	3,439
[1]	RFHIC Corp.	149,129	3,373
	NICE Information Service Co. Ltd.	283,928	3,353
	Korea Petrochemical Ind Co. Ltd.	33,213	3,345
[1]	TES Co. Ltd.	108,066	3,335
*,1	Wemade Co. Ltd.	188,052	3,259
*,1	Studio Dragon Corp.	109,635	3,250
*,1	Synopex Inc.	758,438	3,187
	Lotte Chilsung Beverage Co. Ltd.	31,867	3,078
*	Duk San Neolux Co. Ltd.	120,663	3,056
[1]	Harim Holdings Co. Ltd.	413,598	3,049
*,1	LS Materials Ltd.	360,441	3,044
*,1	Ananti Inc.	560,438	3,036
[1]	Advanced Nano Products Co. Ltd.	87,180	3,025
*,1	SHIFT UP Corp.	122,719	3,023
[1]	SK Discovery Co. Ltd.	74,488	2,984
*,1	Intellian Technologies Inc.	71,537	2,943
*,1	CJ CGV Co. Ltd.	712,985	2,942
[1]	Soop Co. Ltd.	62,075	2,917
	HDC Holdings Co. Ltd.	221,888	2,885
*,1	Shin Poong Pharmaceutical Co. Ltd.	295,241	2,869
	Grand Korea Leisure Co. Ltd.	272,816	2,837
[1]	Sung Kwang Bend Co. Ltd.	157,887	2,820
*,1	Foosung Co. Ltd.	538,995	2,820
[1]	ENF Technology Co. Ltd.	86,267	2,819
	HS Hyosung Advanced Materials Corp.	22,210	2,798
	SK Networks Co. Ltd.	880,682	2,761
[1]	DongKook Pharmaceutical Co. Ltd.	228,686	2,719
	Daesang Corp.	186,108	2,717
*,1	Hyundai Bioscience Co. Ltd.	788,505	2,714
*,1	KMW Co. Ltd.	267,910	2,681
	Dongwon Industries Co. Ltd.	91,118	2,655
	SNT Motiv Co. Ltd.	110,200	2,643
	Daewoong Co. Ltd.	171,910	2,628
	Orion Holdings Corp.	182,554	2,614
[1]	NHN Corp.	128,990	2,601
*,1	Danal Co. Ltd.	518,938	2,590
*,1	Asiana Airlines Inc.	474,329	2,588
	Lotte Rental Co. Ltd.	118,288	2,587
[1]	Korea Electric Terminal Co. Ltd.	55,018	2,575
*,1	Cafe24 Corp.	123,027	2,575
*,1	Binex Co. Ltd.	247,970	2,572
[1]	Seobu T&D	281,208	2,558
[1]	Solid Inc.	491,756	2,521
*,1	VT Co. Ltd.	207,434	2,521
	DL Holdings Co. Ltd.	94,958	2,480
[1]	Hancom Inc.	155,167	2,469
[1]	Cheryong Electric Co. Ltd.	101,158	2,467
*,1	Cosmochemical Co. Ltd.	245,707	2,443
*,1	HLB Life Science Co. Ltd.	902,526	2,430
*,1	Hanssem Co. Ltd.	75,336	2,412
	Hanil Cement Co. Ltd.	194,032	2,412
[1]	BH Co. Ltd.	211,293	2,363
[1]	Dong-A Socio Holdings Co. Ltd.	31,103	2,362
[1]	Binggrae Co. Ltd.	45,318	2,341
*,1	GS P&L Co. Ltd.	78,555	2,292
*	Green Cross Holdings Corp.	206,533	2,279
*,1	SFA Semicon Co. Ltd.	712,331	2,262
*,1	Creative & Innovative System	486,451	2,246
*,1	Seoul Semiconductor Co. Ltd.	517,038	2,227
	Sebang Global Battery Co. Ltd.	50,845	2,216
[1]	Mcnex Co. Ltd.	110,295	2,211
	KC Tech Co. Ltd.	79,055	2,173

Developed Markets Index Fund
		Shares	Market Value• ($000)
	LX Holdings Corp.	389,053	2,165
	IS Dongseo Co. Ltd.	132,092	2,140
*,1	Dentium Co. Ltd.	65,604	2,102
[1]	Ahnlab Inc.	49,686	2,071
[1]	Ecopro HN Co. Ltd.	122,874	2,051
[1]	Posco M-Tech Co. Ltd.	186,848	2,043
[1]	NHN KCP Corp.	197,050	2,038
*	JW Pharmaceutical Corp.	114,506	2,027
	TKG Huchems Co. Ltd.	151,675	1,993
	SFA Engineering Corp.	122,485	1,987
*	Hanwha General Insurance Co. Ltd.	512,421	1,980
*,1	Korea Line Corp.	1,618,780	1,972
	Yuanta Securities Korea Co. Ltd.	765,592	1,964
*,1	Innox Advanced Materials Co. Ltd.	123,185	1,944
[1]	Bukwang Pharmaceutical Co. Ltd.	734,427	1,930
*,1	SD Biosensor Inc.	312,636	1,930
[1]	Sungwoo Hitech Co. Ltd.	401,454	1,906
*,1	Eubiologics Co. Ltd.	241,380	1,901
[1]	TK Corp.	126,215	1,899
[1]	Hyundai GF Holdings	324,254	1,876
	Innocean Worldwide Inc.	146,018	1,871
[1]	i-SENS Inc.	168,185	1,854
*,1	Neowiz	107,478	1,811
*,1	Sungeel Hitech Co. Ltd.	63,711	1,811
*,1	Komipharm International Co. Ltd.	368,986	1,797
[1]	Youlchon Chemical Co. Ltd.	99,892	1,790
*	Bioneer Corp.	201,188	1,781
[1]	OCI Co. Ltd.	42,711	1,766
	Boryung	279,557	1,748
[1]	KCC Glass Corp.	93,632	1,722
*,1	MegaStudyEdu Co. Ltd.	58,804	1,719
	Hyundai Home Shopping Network Corp.	45,007	1,718
[1]	Humedix Co. Ltd.	60,670	1,703
	HL Holdings Corp.	54,666	1,703
[1]	Huons Global Co. Ltd.	47,887	1,698
[1]	InBody Co. Ltd.	74,263	1,686
[1]	Hankook Shell Oil Co. Ltd.	5,336	1,668
[1]	DI Dong Il Corp.	122,133	1,668
[1]	Young Poong Corp.	50,342	1,655
*	Nexon Games Co. Ltd.	198,535	1,655
	Myoung Shin Industrial Co. Ltd.	256,030	1,598
[1]	Partron Co. Ltd.	329,590	1,594
[1]	Lotte Wellfood Co. Ltd.	20,027	1,591
	Dong-A ST Co. Ltd.	43,580	1,590
*,1	Shinsung E&G Co. Ltd.	1,437,438	1,586
	Nexen Tire Corp.	297,132	1,557
*,1	BNC Korea Co. Ltd.	501,052	1,556
*	GC Cell Corp.	89,533	1,545
	Hyundai Green Food	142,093	1,540
[1]	E1 Corp.	26,586	1,539
[1]	INTOPS Co. Ltd.	109,475	1,522
[1]	Solus Advanced Materials Co. Ltd.	299,227	1,517
	Samchully Co. Ltd.	16,920	1,510
[1]	TCC Steel	156,373	1,510
*,1	Unid Co. Ltd.	32,357	1,508
[1]	SK Securities Co. Ltd.	3,375,527	1,507
	Dongkuk Steel Mill Co. Ltd.	261,947	1,501
*,1	Com2uSCorp	72,194	1,454
	KISWIRE Ltd.	97,786	1,453
*	Advanced Process Systems Corp.	108,077	1,453
*	Tongyang Life Insurance Co. Ltd.	316,093	1,441
*,1	Chunbo Co. Ltd.	42,120	1,441
*,1	Daea TI Co. Ltd.	499,542	1,424
	Samwha Capacitor Co. Ltd.	69,574	1,415
[3]	Ilyang Pharmaceutical Co. Ltd.	157,559	1,411
*,1	CMG Pharmaceutical Co. Ltd.	1,087,040	1,403
[1]	Eugene Investment & Securities Co. Ltd.	575,918	1,375
*,1	UniTest Inc.	144,841	1,367
	PI Advanced Materials Co. Ltd.	124,597	1,351
*,1	HLB Therapeutics Co. Ltd.	642,168	1,338

Developed Markets Index Fund
		Shares	Market Value• ($000)
	LF Corp.	105,513	1,336
[1]	GOLFZON Co. Ltd.	32,714	1,312
*,1	Taekwang Industrial Co. Ltd.	2,351	1,242
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	178,213	1,239
	Handsome Co. Ltd.	110,768	1,230
[1]	LX Hausys Ltd.	61,245	1,224
*,1	Genexine Inc.	375,793	1,221
	Kwang Dong Pharmaceutical Co. Ltd.	292,925	1,193
[1]	Soulbrain Holdings Co. Ltd.	46,034	1,190
*,1	Joongang Advanced Materials Co. Ltd.	677,052	1,168
	Huons Co. Ltd.	61,260	1,163
[1]	KH Vatec Co. Ltd.	150,121	1,162
*	Yungjin Pharmaceutical Co. Ltd.	834,933	1,159
*	Samyang Holdings Corp.	28,742	1,150
	HYUNDAI Corp.	76,537	1,144
	NICE Holdings Co. Ltd.	126,490	1,140
*,1	Jeju Air Co. Ltd.	301,304	1,131
*	Samyang Biopharmaceuticals Corp.	30,549	1,113
[1]	Hansae Co. Ltd.	117,497	1,085
	Korea United Pharm Inc.	81,118	1,073
*,1	DIO Corp.	89,992	1,055
*,3	Kum Yang Co. Ltd.	141,250	971
*,1	GeneOne Life Science Inc.	715,058	970
[1]	Webzen Inc.	108,326	968
	iMarketKorea Inc.	174,811	956
	Zinus Inc.	105,997	956
	Modetour Network Inc.	132,995	941
	Hanjin Logistics Corp.	67,626	925
	Songwon Industrial Co. Ltd.	144,625	908
	Hansol Paper Co. Ltd.	143,490	827
	Namyang Dairy Products Co. Ltd.	23,498	818
[1]	HS Industries Co. Ltd.	319,410	803
*,1	W Scope Chungju Plant Co. Ltd.	179,983	779
*,3	NKMax Co. Ltd.	107,914	719
[1]	Samyang Corp.	21,811	718
[1]	Vieworks Co. Ltd.	52,535	715
*,1	Humasis Co. Ltd.	945,724	664
*,1	Amicogen Inc.	446,070	552
*,1	Dawonsys Co. Ltd.	283,673	477
*,3	Hyosung Chemical Corp.	15,220	411
			14,272,501
Spain (3.0%)
	Banco Santander SA	140,127,928	1,649,374
	Iberdrola SA (XMAD)	63,004,736	1,364,266
	Banco Bilbao Vizcaya Argentaria SA	53,546,115	1,256,042
	Industria de Diseno Textil SA	10,449,646	689,307
	CaixaBank SA	33,944,954	415,015
	Amadeus IT Group SA	4,188,304	309,981
	Ferrovial SE	4,462,093	289,102
	Repsol SA	10,375,397	193,588
	Banco de Sabadell SA	47,187,316	185,958
[2]	Aena SME SA	6,546,334	182,910
*,2	Cellnex Telecom SA	5,348,260	172,223
	ACS Actividades de Construccion y Servicios SA	1,680,603	166,826
	Telefonica SA	38,652,247	158,666
	Endesa SA	2,983,791	107,359
	Bankinter SA	5,860,014	97,131
	Naturgy Energy Group SA	2,361,454	71,902
	Redeia Corp. SA	3,815,003	68,009
	Merlin Properties Socimi SA	3,551,126	51,699
	Acciona SA	224,485	48,857
[1]	Indra Sistemas SA	823,429	46,808
	Mapfre SA	8,676,278	43,539
[2]	Unicaja Banco SA	10,642,373	34,630
	Grifols SA	2,701,481	33,768
	Acerinox SA	2,240,602	33,166
	Enagas SA	2,044,374	31,594
	Viscofan SA	425,185	26,658
	Fluidra SA	946,952	25,655

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Puig Brands SA Class B	1,361,553	23,714
	Colonial SFL Socimi SA	3,570,559	22,869
	Vidrala SA (XMAD)	210,345	22,220
	Sacyr SA (XMAD)	4,452,979	20,161
	Logista Integral SA	558,674	19,755
	CIE Automotive SA	548,270	19,118
*	Tecnicas Reunidas SA	404,377	13,076
*	Solaria Energia y Medio Ambiente SA	607,937	12,922
	Laboratorios Farmaceuticos Rovi SA	157,764	11,734
[2]	Neinor Homes SA	522,351	11,640
	Construcciones y Auxiliar de Ferrocarriles SA	159,441	11,009
	Almirall SA	690,259	10,375
	Ebro Foods SA	467,754	10,105
*	Pharma Mar SA	114,914	10,071
[1]	Corp. ACCIONA Energias Renovables SA	380,126	9,976
	Elecnor SA	342,198	9,806
	Melia Hotels International SA	1,046,325	9,706
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	6,511,415	8,547
*	Grenergy Renovables SA	77,713	7,839
*	HBX Group International plc	731,762	6,432
*	Distribuidora Internacional de Alimentacion SA	122,401	5,266
[1]	Atresmedia Corp. de Medios de Comunicacion SA	865,806	4,952
*	Cirsa Enterprises SA	270,334	4,707
[2]	Gestamp Automocion SA	1,276,026	4,542
[1,2]	Global Dominion Access SA	769,534	2,983
	Prosegur Cia de Seguridad SA	912,840	2,783
*,1	Ence Energia y Celulosa SA	980,552	2,766
[2]	Prosegur Cash SA	2,298,833	1,709
			8,054,816
Sweden (2.9%)
	Investor AB Class B	16,132,267	574,883
	Volvo AB Class B	14,476,913	460,722
	Atlas Copco AB Class A	23,819,995	424,057
	Assa Abloy AB Class B	9,173,529	354,381
	Sandvik AB	9,736,302	314,493
	Skandinaviska Enskilda Banken AB Class A	14,224,994	299,915
	Swedbank AB Class A	7,639,755	265,061
	Telefonaktiebolaget LM Ericsson Class B	25,778,390	250,876
	Hexagon AB Class B	19,450,981	229,107
	Atlas Copco AB Class B	14,303,543	228,667
	EQT AB	5,064,956	197,868
	Saab AB Class B	3,387,274	196,530
	Svenska Handelsbanken AB Class A	13,141,050	190,381
	Investor AB Class A (XSTO)	5,037,177	178,610
	Essity AB Class B	5,549,139	159,545
*	Boliden AB	2,639,807	146,235
	Epiroc AB Class A	6,092,316	137,332
	Alfa Laval AB	2,574,793	129,104
	Telia Co. AB	21,550,122	92,104
[1]	H & M Hennes & Mauritz AB Class B	4,575,181	91,704
	Tele2 AB Class B	5,150,668	86,308
	Skanska AB Class B	3,116,958	84,932
	SKF AB Class B	3,155,552	83,524
	Trelleborg AB Class B	1,961,035	82,896
[2]	Evolution AB	1,193,534	81,043
	Lifco AB Class B	2,064,893	78,257
	AddTech AB Class B	2,135,244	75,200
	Svenska Cellulosa AB SCA Class B	5,545,811	73,548
	Securitas AB Class B	4,445,186	70,692
	Beijer Ref AB	4,385,574	70,379
	Epiroc AB Class B	3,370,234	67,804
	Volvo AB Class A	2,094,604	66,775
	Indutrade AB	2,529,109	65,557
*	Swedish Orphan Biovitrum AB	1,817,942	65,241
	Industrivarden AB Class A	1,312,096	58,780
	Nordnet AB publ	1,870,951	54,575
	Industrivarden AB Class C	1,190,583	53,294
	Nibe Industrier AB Class B	13,685,712	52,312
	AAK AB	1,705,805	48,646

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Getinge AB Class B	2,051,990	48,447
*	Fastighets AB Balder Class B	6,533,227	48,224
	Avanza Bank Holding AB	1,231,298	46,761
	Sagax AB Class B	1,965,657	42,041
*	Verisure plc	2,534,846	41,705
	Lagercrantz Group AB Class B	1,771,795	40,641
	SSAB AB Class B	5,135,199	38,450
	L E Lundbergforetagen AB Class B	682,197	37,665
	Castellum AB	3,241,932	37,354
	Mycronic AB	1,420,726	34,126
	Sectra AB Class B	1,221,868	33,160
	Axfood AB	999,402	31,469
	Sweco AB Class B	1,918,503	31,299
	Investment AB Latour Class B	1,281,537	31,135
	Holmen AB Class B	804,734	30,868
	Loomis AB	635,008	26,823
[2]	Thule Group AB	1,013,937	26,188
	Wihlborgs Fastigheter AB	2,550,170	25,223
*	Camurus AB	359,307	23,854
	Hexpol AB	2,435,608	23,166
[2]	Munters Group AB	1,237,238	22,691
	Pandox AB	1,006,254	22,116
	Billerud Aktiebolag	2,067,931	20,979
*	Kinnevik AB Class B	2,298,851	20,725
*,2	Sinch AB	6,004,265	20,227
	Elekta AB Class B	3,265,616	19,971
*,1	Volvo Car AB Class B	5,972,345	19,697
	NCC AB Class B	819,748	19,520
	Catena AB	396,142	19,354
	SSAB AB Class A	2,518,179	19,074
*	Asker Healthcare Group AB	2,076,199	18,922
[2]	Bravida Holding AB	1,936,509	18,811
	AddLife AB Class B	1,045,002	17,962
	Storskogen Group AB Class B	13,403,522	16,892
*	Asmodee Group AB Class B	1,436,809	16,482
	Alleima AB	1,849,568	16,297
	Betsson AB Class B	1,016,712	16,227
	Fabege AB	1,795,312	16,083
[1]	Svenska Handelsbanken AB Class B	640,536	16,067
	Husqvarna AB Class B	3,123,336	15,657
[2]	Dometic Group AB	3,021,407	15,233
	Granges AB	957,162	15,090
	Electrolux Professional AB Class B	2,142,554	15,058
[2]	Scandic Hotels Group AB	1,422,595	14,953
	AFRY AB	907,421	14,689
	Lindab International AB	638,959	14,361
	Hemnet Group AB	755,822	14,131
	Peab AB Class B	1,518,380	14,003
*	Electrolux AB Class B	2,027,980	13,918
	Wallenstam AB Class B	3,104,096	13,909
*	HMS Networks AB	306,587	13,879
	Bufab AB	1,267,516	13,779
	Bure Equity AB	505,675	13,447
	Hufvudstaden AB Class A	970,971	13,055
*,1,2	BioArctic AB	387,194	12,990
	Addnode Group AB	1,208,425	12,645
	Nyfosa AB	1,491,114	11,998
	Nolato AB Class B	1,782,963	11,935
	Cibus Nordic Real Estate AB publ	734,692	11,717
	Medicover AB Class B	485,415	11,590
*	Modern Times Group MTG AB Class B	932,321	11,582
	Clas Ohlson AB Class B	340,425	11,193
	AQ Group AB	503,017	10,711
[2]	Attendo AB	1,192,583	10,563
	Vitrolife AB	710,234	10,514
	Vitec Software Group AB Class B	306,659	10,262
*,2	BoneSupport Holding AB	503,914	10,247
	Bilia AB Class A	661,093	9,619
	INVISIO AB	336,317	9,561
	MIPS AB	246,725	9,415

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Embracer Group AB	1,352,098	8,853
	Systemair AB	921,654	8,686
*	NCAB Group AB	1,625,935	8,415
	JM AB	558,724	8,402
	NP3 Fastigheter AB	296,502	8,322
	Atrium Ljungberg AB Class B	2,133,560	7,681
	Cloetta AB Class B	1,668,280	7,314
	Ratos AB Class B	1,762,659	7,237
*,2	Boozt AB	562,576	6,889
	SkiStar AB	372,823	6,685
*	Sdiptech AB Class B	321,989	6,665
	Dios Fastigheter AB	930,319	6,613
	Arjo AB Class B	1,878,023	6,502
*,1	Vimian Group AB	1,869,425	6,139
	Troax Group AB	352,884	5,696
	Instalco AB	2,013,806	5,640
	Truecaller AB Class B	2,529,574	5,259
	Platzer Fastigheter Holding AB Class B	595,238	4,809
	Skandinaviska Enskilda Banken AB Class C	221,458	4,756
*,1	Roko AB	24,489	4,579
*,1	Xvivo Perfusion AB	222,946	4,470
	Sagax AB Class D	1,184,503	4,346
*,1	Samhallsbyggnadsbolaget i Norden AB	8,647,476	4,318
*,1	Hexatronic Group AB	1,702,182	4,223
	Intea Fastigheter AB	583,600	4,182
*,1	Better Collective A/S	323,042	4,015
*	Norion Bank AB	503,020	3,747
	Fagerhult Group AB	812,897	3,643
	Corem Property Group AB Class B	7,427,540	3,492
*	Hacksaw AB	472,230	3,244
	Investment AB Oresund	224,743	2,869
	MEKO AB	361,514	2,849
	Volati AB	231,391	2,683
*,1	Samhallsbyggnadsbolaget i Norden AB Class D	1,018,624	951
	NCC AB Class A	30,214	716
			7,874,628
Switzerland (7.4%)
	Roche Holding AG	6,626,541	2,736,564
	Novartis AG (Registered)	18,138,416	2,499,399
	Nestle SA (Registered)	23,903,947	2,372,685
	UBS Group AG (Registered)	30,137,866	1,391,603
	ABB Ltd. (Registered)	14,852,104	1,094,860
	Cie Financiere Richemont SA Class A (Registered)	5,000,083	1,078,273
	Zurich Insurance Group AG	1,344,016	1,017,020
	Swiss Re AG	2,778,850	462,928
	Holcim AG	4,603,488	448,151
	Lonza Group AG (Registered)	648,939	437,527
	Alcon AG	4,672,669	369,739
	Galderma Group AG	1,626,277	331,163
	Swiss Life Holding AG (Registered)	268,948	309,786
	Sika AG (Registered)	1,455,087	295,420
	Givaudan SA (Registered)	72,302	286,045
	Sandoz Group AG	3,898,427	283,050
*	Amrize Ltd.	4,705,896	255,441
	Partners Group Holding AG	202,926	248,986
	Geberit AG (Registered)	310,154	240,873
	Helvetia Holding AG (Registered)	761,595	200,310
	SGS SA (Registered)	1,569,086	179,422
	Swisscom AG (Registered)	240,354	174,583
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,028	150,762
	Julius Baer Group Ltd.	1,928,050	150,640
	Schindler Holding AG (XSWX)	382,375	143,798
	Logitech International SA (Registered)	1,394,675	141,585
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	9,091	132,837
[2]	VAT Group AG	254,730	122,296
	Roche Holding AG (Bearer)	286,884	121,147
	Sonova Holding AG (Registered)	465,342	120,368
[1]	Straumann Holding AG (Registered)	1,020,627	119,213
	Swiss Prime Site AG (Registered)	720,030	111,797

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Kuehne & Nagel International AG (Registered)	436,451	93,599
	Belimo Holding AG (Registered)	92,905	90,774
	PSP Swiss Property AG (Registered)	430,669	77,924
	Accelleron Industries AG	886,768	68,393
	Schindler Holding AG (Registered)	191,770	67,856
	Swissquote Group Holding SA (Registered)	106,422	64,613
[2]	Galenica AG	468,641	57,797
	Flughafen Zurich AG (Registered)	178,159	56,399
[1]	Barry Callebaut AG (Registered)	33,252	54,364
	Swatch Group AG (Bearer)	252,725	53,137
	Avolta AG	858,966	50,662
	Temenos AG (Registered)	506,549	50,377
	Georg Fischer AG (Registered)	732,899	49,099
	EMS-Chemie Holding AG (Registered)	64,104	44,221
	SIG Group AG	3,093,145	44,120
	Adecco Group AG (Registered)	1,522,341	43,843
	BKW AG	186,994	39,663
	Allreal Holding AG (Registered)	138,546	35,654
	Siegfried Holding AG (Registered)	377,186	35,407
	Cembra Money Bank AG	276,586	34,641
	Banque Cantonale Vaudoise (Registered)	267,116	33,769
	EFG International AG	1,391,473	33,371
	Mobimo Holding AG (Registered)	71,309	32,910
	Sulzer AG (Registered)	163,862	30,254
	Bucher Industries AG (Registered)	62,258	28,733
	Valiant Holding AG (Registered)	150,575	28,644
	VZ Holding AG	137,894	25,878
	Huber & Suhner AG (Registered)	137,055	24,856
	DKSH Holding AG	333,307	23,961
	dormakaba Holding AG	284,892	23,048
	SFS Group AG	157,224	21,389
	Luzerner Kantonalbank AG	182,133	21,273
	Sunrise Communications AG Class A	395,118	21,096
	Swatch Group AG (Registered)	487,054	20,984
	Vontobel Holding AG (Registered)	252,909	20,432
	Burckhardt Compression Holding AG	29,235	20,031
	Inficon Holding AG (Registered)	160,974	19,918
	Kardex Holding AG (Registered)	56,559	19,588
	Comet Holding AG (Registered)	69,780	19,516
	Tecan Group AG (Registered)	121,213	19,461
	Emmi AG (Registered)	20,054	18,563
	St. Galler Kantonalbank AG (Registered)	25,683	18,493
	Softwareone Holding AG (XSWX)	1,581,042	17,972
	Clariant AG (Registered)	1,978,670	17,700
	Interroll Holding AG (Registered)	6,339	17,539
	Bachem Holding AG	214,439	16,063
	Landis & Gyr Group AG	245,288	15,772
	Ypsomed Holding AG (Registered)	36,389	14,971
	Daetwyler Holding AG	71,367	14,652
	ALSO Holding AG (Registered)	53,700	14,494
*	Aryzta AG	221,528	14,330
	Stadler Rail AG	520,031	13,146
	Implenia AG (Registered)	134,845	12,932
*	Dottikon Es Holding AG	27,721	12,118
	Burkhalter Holding AG	68,540	12,097
[2]	Medacta Group SA	56,203	11,047
	COSMO Pharmaceuticals NV	79,714	10,499
	Intershop Holding AG	50,394	10,443
	Bossard Holding AG (Registered) Class A	51,794	10,179
*,2	Montana Aerospace AG	278,355	9,899
	Forbo Holding AG (Registered)	8,778	9,605
*	ams-OSRAM AG	937,577	9,114
	Zehnder Group AG	83,284	8,500
	SKAN Group AG	117,920	7,827
*	Basilea Pharmaceutica Ag Allschwil (Registered)	112,748	7,772
	OC Oerlikon Corp. AG Pfaffikon (Registered)	1,657,834	6,701
*,2	Sensirion Holding AG	86,672	6,665
	Bell Food Group AG (Registered)	17,060	4,804
	Autoneum Holding AG	22,713	4,793
	Cie Financiere Tradition SA	12,741	4,595

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Bystronic AG	13,450	4,573
*,1,2	Medartis Holding AG	40,991	4,545
*,2	PolyPeptide Group AG	121,131	3,953
	TX Group AG	18,599	3,866
	VP Bank AG Class A	31,499	3,347
	Vetropack Holding AG (Registered)	116,909	3,231
	Arbonia AG	487,207	3,214
[2]	Medmix AG	224,365	3,156
	APG SGA SA	11,328	3,000
*,1	Komax Holding AG (Registered)	35,127	2,818
	Schweiter Technologies AG	8,687	2,757
*	u-blox Holding AG (XSWX)	13,179	2,237
*	LEM Holding SA (Registered)	4,162	1,536
*,1	PIERER Mobility AG	79,518	1,395
			20,026,839
United Kingdom (12.1%)
	AstraZeneca plc	14,163,529	2,621,093
	HSBC Holdings plc	162,256,510	2,553,257
	Shell plc (XLON)	54,647,652	2,013,889
	Unilever plc	20,263,929	1,323,989
	Rolls-Royce Holdings plc	80,141,423	1,239,444
	British American Tobacco plc	20,102,067	1,139,600
	GSK plc	37,757,731	925,714
	BP plc	148,175,068	864,152
	Barclays plc	131,495,074	841,717
	Rio Tinto plc	9,768,993	786,902
	Lloyds Banking Group plc	559,227,259	739,698
	National Grid plc	46,788,143	717,659
	RELX plc	17,186,772	692,400
	NatWest Group plc	76,353,252	669,792
	BAE Systems plc	28,410,300	653,865
	London Stock Exchange Group plc	4,684,276	563,465
*	Glencore plc	99,294,389	542,809
	Reckitt Benckiser Group plc	6,440,589	521,168
	Compass Group plc	16,030,549	507,929
	Diageo plc	21,025,302	453,052
	Haleon plc	84,139,274	425,188
	Standard Chartered plc	17,297,158	422,058
	Anglo American plc	10,056,754	415,973
	3i Group plc	9,085,662	398,396
	Experian plc	8,673,412	391,054
	Prudential plc (XLON)	24,317,873	374,084
	Tesco plc	59,700,238	355,027
	SSE plc	11,384,450	333,768
	Imperial Brands plc	7,200,518	302,351
	Ashtead Group plc	3,960,951	270,055
	Aviva plc	28,729,607	264,166
	Vodafone Group plc	176,568,540	235,367
	Next plc	1,088,087	200,317
	InterContinental Hotels Group plc	1,352,727	190,097
	Legal & General Group plc	53,053,424	186,727
	Coca-Cola Europacific Partners plc	1,996,874	184,409
	Halma plc	3,533,793	167,731
	Informa plc	12,181,161	144,532
	Rentokil Initial plc	23,759,170	141,759
	Antofagasta plc	3,216,086	141,268
	Smith & Nephew plc	8,017,921	133,346
	BT Group plc	53,273,301	131,981
	Sage Group plc	9,022,358	131,225
	Segro plc	12,753,822	123,561
	International Consolidated Airlines Group SA	20,632,059	114,413
	United Utilities Group plc	6,437,631	103,430
	Admiral Group plc	2,371,070	101,429
	Centrica plc	44,426,633	101,295
	Coca-Cola HBC AG	1,892,438	97,903
	Smiths Group plc	3,089,911	97,735
	Severn Trent plc	2,510,648	94,278
	Weir Group plc	2,449,963	93,645
	Melrose Industries plc (XLON)	11,812,008	93,161

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Endeavour Mining plc	1,780,945	93,050
	Intertek Group plc	1,452,541	90,082
	Diploma plc	1,264,118	89,940
	St. James's Place plc	4,814,947	89,435
	Marks & Spencer Group plc	19,302,801	85,898
	Pearson plc	6,052,215	85,572
	Bunzl plc	3,031,576	84,654
*	Wise plc Class A	7,045,486	84,405
	Games Workshop Group plc	309,982	78,861
	Associated British Foods plc	2,744,638	78,396
	Fresnillo plc	1,742,359	77,693
	M&G plc	20,138,947	77,531
	IMI plc	2,294,977	76,553
	ICG plc	2,570,747	70,891
	J Sainsbury plc	16,117,795	70,616
	Phoenix Group Holdings plc	7,017,921	69,476
	Kingfisher plc	16,218,814	68,274
	Barratt Redrow plc	12,715,768	65,323
[2]	Auto Trader Group plc	8,137,205	64,197
	Spirax Group plc	691,620	63,212
	Beazley plc	5,499,556	61,499
	Hiscox Ltd.	3,143,048	60,098
	Land Securities Group plc	7,008,210	58,600
	Entain plc	5,647,199	58,049
*	Burberry Group plc	3,374,970	57,388
	Howden Joinery Group plc	5,084,325	56,901
	Whitbread plc	1,624,656	55,685
	IG Group Holdings plc	3,117,823	55,197
*,1	Metlen Energy & Metals plc	1,050,715	54,328
[2]	Convatec Group plc	16,579,645	54,131
	Persimmon plc	2,959,601	54,098
	LondonMetric Property plc	21,196,589	54,040
	Rightmove plc	7,245,327	50,621
[1]	Mondi plc	4,118,818	50,250
	British Land Co. plc	9,165,710	49,737
	Taylor Wimpey plc	33,263,050	48,132
	Croda International plc	1,308,822	47,481
	Tritax Big Box REIT plc	23,166,822	47,340
	Aberdeen Group plc	17,043,740	47,023
	WPP plc	10,207,141	45,853
	Johnson Matthey plc	1,585,788	45,492
	Berkeley Group Holdings plc	862,498	45,394
	Balfour Beatty plc	4,633,826	44,197
	Investec plc	5,537,907	41,107
	Babcock International Group plc	2,388,451	39,803
	Bellway plc	1,080,636	39,791
	Schroders plc	6,966,901	38,084
	Lion Finance Group plc	301,378	37,679
*	Carnival plc	1,235,928	37,449
	RS Group plc	4,450,428	37,313
	ITV plc	33,478,239	36,925
	DCC plc	585,280	36,462
	Drax Group plc	3,232,686	36,413
	Serco Group plc	9,243,660	34,747
	Rotork plc	7,768,195	34,006
	Man Group plc	10,789,829	33,136
	Cranswick plc	488,737	32,566
	Inchcape plc	3,067,413	31,770
[1]	Pennon Group plc	4,432,913	31,418
	Plus500 Ltd.	640,859	31,302
	Primary Health Properties plc	23,725,158	31,243
[2]	Airtel Africa plc	6,509,529	31,182
[2]	Quilter plc	12,546,627	30,953
	Hikma Pharmaceuticals plc	1,444,741	30,118
	UNITE Group plc	3,947,688	29,721
	OSB Group plc	3,344,497	28,642
	Shaftesbury Capital plc	13,892,442	27,100
	QinetiQ Group plc	4,441,258	26,317
	JD Sports Fashion plc	23,101,386	26,185
	Pan African Resources plc	16,046,291	26,122

Developed Markets Index Fund
		Shares	Market Value• ($000)
[2]	JTC plc	1,497,021	25,846
*	Vistry Group plc	2,996,580	25,786
	Mitie Group plc	11,483,684	25,775
	Just Group plc	8,798,771	25,535
	Morgan Sindall Group plc	403,486	25,159
	Big Yellow Group plc	1,745,156	24,542
	TP ICAP Group plc	6,962,238	24,312
	easyJet plc	3,505,613	24,048
	Derwent London plc	1,002,406	23,385
	Softcat plc	1,225,644	23,330
	Canal & SA (XLON)	6,467,233	23,210
	TBC Bank Group plc	422,616	23,096
	International Workplace Group plc	7,018,167	21,881
	Genus plc	620,127	21,642
	Hammerson plc	4,845,375	21,501
	Hill & Smith plc	743,610	21,344
	B&M European Value Retail SA	9,400,368	21,310
	SSP Group plc	7,509,665	20,830
	Greggs plc	921,011	20,761
	Computacenter plc	526,977	20,712
	Hochschild Mining plc	2,998,059	20,611
	Paragon Banking Group plc	1,777,722	20,454
	Grafton Group plc GDR	1,626,116	20,442
	Coats Group plc	17,877,629	20,318
	Safestore Holdings plc	2,004,566	19,851
	Lancashire Holdings Ltd.	2,285,441	19,713
	AJ Bell plc	3,110,048	18,440
	Sirius Real Estate Ltd.	13,890,496	18,001
*	Ocado Group plc	5,593,673	17,696
*	Helios Towers plc	7,909,983	17,468
	Dunelm Group plc	1,142,105	17,366
	Tate & Lyle plc	3,404,809	17,166
[2]	Bridgepoint Group plc	4,479,334	17,064
	Travis Perkins plc	1,931,265	16,493
	Savills plc	1,231,159	16,488
	Grainger plc	6,623,397	16,223
	Volution Group plc	1,831,696	15,968
	Chemring Group plc	2,510,352	15,927
	Currys plc	9,358,196	15,851
	Great Portland Estates plc	3,678,478	15,749
	Bodycote plc	1,647,632	15,440
	Renishaw plc	322,124	15,204
	Premier Foods plc	6,327,918	14,725
	Keller Group plc	643,800	14,384
[1]	Energean plc	1,206,992	14,358
	Greencore Group plc	4,077,550	13,940
	Rathbones Group plc	534,595	13,846
	Dowlais Group plc	12,148,309	13,730
	Harbour Energy plc	5,215,271	13,721
	Oxford Instruments plc	499,429	13,694
	Clarkson plc	263,267	13,507
*,2	Watches of Switzerland Group plc	2,127,302	13,483
	4imprint Group plc	258,605	13,310
	Firstgroup plc	5,174,173	13,275
	Supermarket Income REIT plc	11,501,386	12,617
	Telecom Plus plc	681,101	12,427
	Elementis plc	5,486,390	12,270
	Breedon Group plc	2,635,020	11,691
	IntegraFin Holdings plc	2,357,870	11,399
	Baltic Classifieds Group plc	4,176,447	11,398
*,2	Trainline plc	3,839,520	11,383
	MONY Group plc	4,573,522	11,299
	Hays plc	14,927,191	11,288
	Pets at Home Group plc	4,236,075	11,276
	Genuit Group plc	2,345,566	10,284
	Zigup plc	1,984,819	10,268
	WH Smith plc	1,183,626	10,175
	Kainos Group plc	737,732	9,962
	Senior plc	3,766,867	9,904
	Bytes Technology Group plc (XLON)	2,051,589	9,872

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Ashmore Group plc	4,127,477	9,794
*	Close Brothers Group plc	1,392,050	9,789
	Vesuvius plc	1,768,181	9,431
*	Molten Ventures plc	1,368,013	9,263
	Pagegroup plc	2,889,565	9,105
*	Frasers Group plc	961,638	8,745
	Jupiter Fund Management plc	3,973,252	8,490
[1]	Diversified Energy Co.	581,728	8,432
*	Mitchells & Butlers plc	2,384,012	8,368
	Playtech plc	2,109,720	8,022
	Domino's Pizza Group plc	3,346,516	7,805
	Morgan Advanced Materials plc	2,623,808	7,702
*,2	Trustpilot Group plc	3,456,003	7,653
	Moonpig Group plc	2,731,729	7,452
	Victrex plc	800,903	7,071
	Ninety One plc	2,390,051	6,964
[2]	Ibstock plc	3,697,088	6,944
*,1	Oxford Nanopore Technologies plc	4,034,635	6,943
	J D Wetherspoon plc	696,060	6,899
	AG Barr plc	801,947	6,737
	Workspace Group plc	1,247,132	6,697
	Wickes Group plc	2,066,078	6,533
[1]	C&C Group plc	3,465,267	6,301
*	IP Group plc	7,910,790	6,249
	Future plc	869,045	6,167
	RHI Magnesita NV	161,303	6,014
	Dr. Martens plc	5,313,995	5,504
[2]	Spire Healthcare Group plc	2,445,014	5,491
	Picton Property Income Ltd.	5,221,804	5,204
	Marshalls plc	2,118,699	5,152
[2]	Bakkavor Group plc	1,595,543	5,120
	Hilton Food Group plc	715,396	4,841
	Ithaca Energy plc	2,120,496	4,719
	NCC Group plc	2,472,805	4,628
*	AO World plc	2,831,949	4,326
	Crest Nicholson Holdings plc	2,108,871	4,058
*,1	THG plc	6,517,846	4,011
[2]	CMC Markets plc	942,941	3,793
*	Auction Technology Group plc	870,549	3,256
*,1	Raspberry PI Holdings plc	602,101	2,430
*,1,2	Aston Martin Lagonda Global Holdings plc	2,837,881	2,416
	Rank Group plc	1,788,642	2,399
	PZ Cussons plc	2,302,099	2,286
*,1	ASOS plc	526,693	2,002
*,3	Home REIT plc	2,697,055	436
*,3	Evraz plc	4,134,463	—
*,3	NMC Health plc	510,606	—
*,2,3	Finablr plc	1,120,022	—
			32,463,536
United States (0.0%)
*,1	Energy Fuels Inc.	1,387,185	20,092
Total Common Stocks (Cost $172,022,944)			266,556,117
Preferred Stocks (0.4%)
	Samsung Electronics Co. Ltd. Preference Shares	7,659,908	475,456
	Volkswagen AG Preference Shares	1,950,176	237,997
	Henkel AG & Co. KGaA Preference Shares	1,499,616	122,346
	Bayerische Motoren Werke AG Preference Shares	527,270	56,186
	Hyundai Motor Co. Preference Shares (XKRX)	322,203	47,601
*	Telecom Italia SpA Preference Shares	56,769,001	41,320
	Hyundai Motor Co. Preference Shares	205,834	29,498
	FUCHS SE Preference Shares	625,460	27,856
	Grifols SA Preference Shares Class B (XMAD)	2,436,372	22,658
	Danieli & C Officine Meccaniche SpA Preference Shares	340,310	14,635
	Sixt SE Preference Shares	160,377	9,932
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	1,227,441	9,592
	LG Chem Ltd. Preference Shares	72,639	8,383
	KSB SE & Co. KGaA Preference Shares	6,499	7,297
	Draegerwerk AG & Co. KGaA Preference Shares	81,250	6,591

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	25,095	6,569
	Doosan Co. Ltd. Preference Shares	17,424	5,714
	LG Electronics Inc. Preference Shares	167,297	5,634
	Hanwha Corp. Preference Shares	179,994	4,579
	Corem Property Group AB Preference Shares	109,789	2,912
	Amorepacific Corp. (XKRX) Preference Shares	90,788	2,753
	Daishin Securities Co. Ltd. Preference Shares	181,836	2,654
	Samsung SDI Co. Ltd. Preference Shares	15,051	1,677
	LG H&H Co. Ltd. Preference Shares	20,431	1,609
	CJ CheilJedang Corp. Preference Shares	15,405	1,474
Total Preferred Stocks (Cost $902,620)			1,152,923
Rights (0.0%)
*	Keppel REIT Exp. 1/9/2026 (Cost $—)	5,117,585	57
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/2030	196,679	199
*,3	Constellation Software Inc. Exp. 3/31/2040	152,472	—
Total Warrants (Cost $—)			199
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[4,5]	Vanguard Market Liquidity Fund, 3.780% (Cost $2,571,257)	25,718,447	2,571,845
Total Investments (100.4%) (Cost $175,496,821)			270,281,141
Other Assets and Liabilities—Net (-0.4%)			(1,167,761)
Net Assets (100%)			269,113,380
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,978,683.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $3,612,549, representing 1.3% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,101,190 was received for securities on loan, of which $2,100,861 is held in Vanguard Market Liquidity Fund and $329 is held in cash.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	344	118,551	(1,715)
Euro Stoxx 50 Index	March 2026	7,898	542,146	6,174
FTSE 100 Index	March 2026	2,005	268,669	5,161
S&P ASX 200 Index	March 2026	1,265	183,106	839
S&P TSX 60 Index	March 2026	821	222,742	809
Topix Index	March 2026	1,626	354,338	2,476
				13,744

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	3/18/2026	AUD	217,406	USD	144,331	762	—
Standard Chartered Bank	3/18/2026	AUD	3,253	USD	2,179	—	(8)
Toronto-Dominion Bank	3/18/2026	CAD	279,934	USD	203,084	1,554	—

Developed Markets Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Standard Chartered Bank	3/18/2026	CAD	1,125	USD	824	—	(2)
Royal Bank of Canada	3/18/2026	EUR	292,968	USD	342,429	3,133	—
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	100,000	USD	116,791	1,162	—
State Street Bank & Trust Co.	3/18/2026	EUR	5,252	USD	6,216	—	(21)
State Street Bank & Trust Co.	3/18/2026	GBP	130,885	USD	174,321	2,068	—
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	27,500,000	USD	178,742	—	(1,991)
Standard Chartered Bank	3/18/2026	JPY	17,781,877	USD	115,279	—	(989)
Citibank, N.A.	3/18/2026	USD	4,435	AUD	6,664	—	(13)
Deutsche Bank AG	3/18/2026	USD	29,451	CAD	40,323	—	(26)
State Street Bank & Trust Co.	3/18/2026	USD	150,526	CHF	119,573	—	(1,694)
Toronto-Dominion Bank	3/18/2026	USD	149,854	CHF	119,573	—	(2,365)
Deutsche Bank AG	3/18/2026	USD	29,814	DKK	190,400	—	(282)
Royal Bank of Canada	3/18/2026	USD	65,912	EUR	55,870	12	—
Toronto-Dominion Bank	3/18/2026	USD	13,476	GBP	10,136	—	(184)
Barclays Bank plc	3/18/2026	USD	6,277	GBP	4,667	—	(13)
Standard Chartered Bank	3/18/2026	USD	9,635	HKD	74,795	1	—
Citibank, N.A.	3/18/2026	USD	68,807	JPY	10,722,626	—	(110)
Goldman Sachs International	3/18/2026	USD	6,735	JPY	1,049,350	—	(10)
BNP Paribas	3/18/2026	USD	22,116	KRW	32,372,112	—	(366)
State Street Bank & Trust Co.	3/18/2026	USD	15,477	NOK	157,024	—	(96)
Toronto-Dominion Bank	3/18/2026	USD	74,624	SEK	693,877	—	(1,057)
UBS AG	3/18/2026	USD	6,398	SGD	8,251	—	(54)
						8,692	(9,281)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
At December 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $4,433 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $172,925,564)	267,709,296
Affiliated Issuers (Cost $2,571,257)	2,571,845
Total Investments in Securities	270,281,141
Investment in Vanguard	6,169
Cash	24,774
Cash Collateral Pledged—Futures Contracts	101,687
Cash Collateral Pledged—Forward Currency Contracts	3,695
Cash Collateral Received for ETF Capital Activity	139,208
Foreign Currency, at Value (Cost $261,947)	262,074
Receivables for Investment Securities Sold	49,421
Receivables for Accrued Income	627,117
Receivables for Capital Shares Issued	240,329
Unrealized Appreciation—Forward Currency Contracts	8,692
Receivables from Broker-Dealer	510
Total Assets	271,744,817
Liabilities
Payables for Investment Securities Purchased	15,657
Collateral for Securities on Loan	2,101,190
Collateral for ETF Capital Activity	139,208
Payables for Capital Shares Redeemed	348,663
Payables to Vanguard	12,443
Variation Margin Payable—Futures Contracts	4,995
Unrealized Depreciation—Forward Currency Contracts	9,281
Total Liabilities	2,631,437
Net Assets	269,113,380
1 Includes $1,978,683 of securities on loan.

Developed Markets Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	187,535,347
Total Distributable Earnings (Loss)	81,578,033
Net Assets	269,113,380

Investor Shares—Net Assets
Applicable to 2,031,324 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,567
Net Asset Value Per Share—Investor Shares	$15.54

ETF Shares—Net Assets
Applicable to 3,097,615,162 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	193,343,555
Net Asset Value Per Share—ETF Shares	$62.42

Admiral™ Shares—Net Assets
Applicable to 1,748,984,467 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,096,216
Net Asset Value Per Share—Admiral Shares	$20.07

Institutional Shares—Net Assets
Applicable to 837,356,664 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,826,301
Net Asset Value Per Share—Institutional Shares	$20.09

Institutional Plus Shares—Net Assets
Applicable to 758,276,424 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,815,741
Net Asset Value Per Share—Institutional Plus Shares	$31.41

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	6,478,618
Interest[2]	32,919
Securities Lending—Net	68,282
Total Income	6,579,819
Expenses
The Vanguard Group—Note B
Investment Advisory Services	14,151
Management and Administrative—Investor Shares	36
Management and Administrative—ETF Shares	26,120
Management and Administrative—Admiral Shares	11,676
Management and Administrative—Institutional Shares	3,055
Management and Administrative—Institutional Plus Shares	1,956
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	4,419
Marketing and Distribution—Admiral Shares	1,650
Marketing and Distribution—Institutional Shares	453
Marketing and Distribution—Institutional Plus Shares	586
Custodian Fees	6,686
Auditing Fees	70
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	4,571
Shareholders’ Reports and Proxy Fees—Admiral Shares	323
Shareholders’ Reports and Proxy Fees—Institutional Shares	92
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	183
Trustees’ Fees and Expenses	133
Professional Services	3,847
Other Expenses	291
Total Expenses	80,300
Net Investment Income	6,499,519
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(643,896)
Futures Contracts	339,592
Swap Contracts	89
Forward Currency Contracts	17,972
Foreign Currencies	16,267
Realized Net Gain (Loss)	(269,976)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	61,878,991
Futures Contracts	32,346
Swap Contracts	3,221
Forward Currency Contracts	18,840
Foreign Currencies	50,737
Change in Unrealized Appreciation (Depreciation)	61,984,135
Net Increase (Decrease) in Net Assets Resulting from Operations	68,213,678
1	Dividends are net of foreign withholding taxes of $598,210.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $25,636, ($21), and ($74), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $61,245 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,499,519	5,388,426
Realized Net Gain (Loss)	(269,976)	(849,113)
Change in Unrealized Appreciation (Depreciation)	61,984,135	866,794
Net Increase (Decrease) in Net Assets Resulting from Operations	68,213,678	5,406,107
Distributions
Investor Shares	(909)	(660)
ETF Shares	(5,939,527)	(4,321,149)
Admiral Shares	(1,117,980)	(891,795)
Institutional Shares	(546,741)	(458,103)
Institutional Plus Shares	(739,479)	(560,667)
Total Distributions	(8,344,636)	(6,232,374)
Capital Share Transactions
Investor Shares	4,730	(2,015)
ETF Shares	17,781,247	11,299,698
Admiral Shares	(440,344)	877,080
Institutional Shares	(534,568)	(860,244)
Institutional Plus Shares	1,053,473	846,387
Net Increase (Decrease) from Capital Share Transactions	17,864,538	12,160,906
Total Increase (Decrease)	77,733,580	11,334,639
Net Assets
Beginning of Period	191,379,800	180,045,161
End of Period	269,113,380	191,379,800

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.90	$11.93	$10.47	$12.73	$11.79
Investment Operations
Net Investment Income[1]	.376	.335	.328	.333	.331
Net Realized and Unrealized Gain (Loss) on Investments	3.747	.021	1.496	(2.302)	.996
Total from Investment Operations	4.123	.356	1.824	(1.969)	1.327
Distributions
Dividends from Net Investment Income	(.483)	(.386)	(.364)	(.291)	(.387)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.483)	(.386)	(.364)	(.291)	(.387)
Net Asset Value, End of Period	$15.54	$11.90	$11.93	$10.47	$12.73
Total Return[2]	34.96%	2.96%	17.61%	-15.39%	11.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32	$20	$22	$22	$37
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%[3]	0.17%[3]	0.16%[3]	0.16%
Ratio of Net Investment Income to Average Net Assets	2.69%	2.71%	2.92%	3.06%	2.61%
Portfolio Turnover Rate[4]	4%	3%	3%	4%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%, 0.17%, and 0.16%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
FTSE Developed Markets ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$47.79	$47.91	$42.04	$51.14	$47.36
Investment Operations
Net Investment Income[1]	1.584	1.393	1.361	1.403	1.370
Net Realized and Unrealized Gain (Loss) on Investments	15.055	.091	6.020	(9.281)	4.024
Total from Investment Operations	16.639	1.484	7.381	(7.878)	5.394
Distributions
Dividends from Net Investment Income	(2.009)	(1.604)	(1.511)	(1.222)	(1.614)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.009)	(1.604)	(1.511)	(1.222)	(1.614)
Net Asset Value, End of Period	$62.42	$47.79	$47.91	$42.04	$51.14
Total Return	35.15%	3.07%	17.77%	-15.35%	11.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$193,344	$133,323	$122,714	$100,471	$110,103
Ratio of Total Expenses to Average Net Assets	0.03%	0.05%[2]	0.06%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	2.83%	2.80%	3.01%	3.22%	2.69%
Portfolio Turnover Rate[3]	4%	3%	3%	4%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%, 0.06%, and 0.05%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.36	$15.40	$13.52	$16.44	$15.23
Investment Operations
Net Investment Income[1]	.509	.446	.435	.448	.438
Net Realized and Unrealized Gain (Loss) on Investments	4.843	.027	1.928	(2.978)	1.287
Total from Investment Operations	5.352	.473	2.363	(2.530)	1.725
Distributions
Dividends from Net Investment Income	(.642)	(.513)	(.483)	(.390)	(.515)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.642)	(.513)	(.483)	(.390)	(.515)
Net Asset Value, End of Period	$20.07	$15.36	$15.40	$13.52	$16.44
Total Return[2]	35.17%	3.04%	17.67%	-15.32%	11.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,096	$27,248	$26,441	$22,214	$24,782
Ratio of Total Expenses to Average Net Assets	0.05%	0.07%[3]	0.08%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.83%	2.79%	2.99%	3.21%	2.68%
Portfolio Turnover Rate[4]	4%	3%	3%	4%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08%, and 0.07%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.38	$15.43	$13.53	$16.46	$15.25
Investment Operations
Net Investment Income[1]	.513	.452	.442	.452	.442
Net Realized and Unrealized Gain (Loss) on Investments	4.844	.015	1.944	(2.989)	1.287
Total from Investment Operations	5.357	.467	2.386	(2.537)	1.729
Distributions
Dividends from Net Investment Income	(.647)	(.517)	(.486)	(.393)	(.519)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.647)	(.517)	(.486)	(.393)	(.519)
Net Asset Value, End of Period	$20.09	$15.38	$15.43	$13.53	$16.46
Total Return	35.16%	3.00%	17.84%	-15.34%	11.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,826	$13,336	$14,194	$12,983	$15,219
Ratio of Total Expenses to Average Net Assets	0.03%	0.05%[2]	0.06%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	2.85%	2.82%	3.04%	3.23%	2.70%
Portfolio Turnover Rate[3]	4%	3%	3%	4%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%, 0.06%, and 0.05%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.05	$24.11	$21.15	$25.73	$23.83
Investment Operations
Net Investment Income[1]	.799	.705	.687	.717	.693
Net Realized and Unrealized Gain (Loss) on Investments	7.575	.045	3.036	(4.680)	2.022
Total from Investment Operations	8.374	.750	3.723	(3.963)	2.715
Distributions
Dividends from Net Investment Income	(1.014)	(.810)	(.763)	(.617)	(.815)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.014)	(.810)	(.763)	(.617)	(.815)
Net Asset Value, End of Period	$31.41	$24.05	$24.11	$21.15	$25.73
Total Return	35.15%	3.09%	17.80%	-15.33%	11.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,816	$17,453	$16,674	$13,339	$16,866
Ratio of Total Expenses to Average Net Assets	0.02%	0.04%[2]	0.05%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	2.84%	2.82%	3.02%	3.26%	2.71%
Portfolio Turnover Rate[3]	4%	3%	3%	4%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%, 0.05%, and 0.04%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Notes to Financial Statements
Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Developed Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended December 31, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Developed Markets Index Fund
5.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the

Developed Markets Index Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and professional services, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $6,169,000, representing less than 0.01% of the fund’s net assets and 2.47% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Developed Markets Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	29,875,533	—	—	29,875,533
Common Stocks—Other	174,283	236,479,451	26,850	236,680,584
Preferred Stocks	—	1,152,923	—	1,152,923
Rights	—	57	—	57
Warrants	—	—	199	199
Temporary Cash Investments	2,571,845	—	—	2,571,845
Total	32,621,661	237,632,431	27,049	270,281,141
Derivative Financial Instruments
Assets
Futures Contracts[1]	15,459	—	—	15,459
Forward Currency Contracts	—	8,692	—	8,692
Total	15,459	8,692	—	24,151
Liabilities
Futures Contracts[1]	(1,715)	—	—	(1,715)
Forward Currency Contracts	—	(9,281)	—	(9,281)
Total	(1,715)	(9,281)	—	(10,996)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At December 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	15,459	—	15,459
Unrealized Appreciation—Forward Currency Contracts	—	8,692	8,692
Total Assets	15,459	8,692	24,151

Unrealized Depreciation—Futures Contracts[1]	(1,715)	—	(1,715)
Unrealized Depreciation—Forward Currency Contracts	—	(9,281)	(9,281)
Total Liabilities	(1,715)	(9,281)	(10,996)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	339,592	—	339,592
Swap Contracts	89	—	89
Forward Currency Contracts	—	17,972	17,972
Realized Net Gain (Loss) on Derivatives	339,681	17,972	357,653
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	32,346	—	32,346
Swap Contracts	3,221	—	3,221
Forward Currency Contracts	—	18,840	18,840
Change in Unrealized Appreciation (Depreciation) on Derivatives	35,567	18,840	54,407
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

Developed Markets Index Fund
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	62,188
Total Distributable Earnings (Loss)	(62,188)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	90,872,256
Capital Loss Carryforwards	(9,015,028)
Qualified Late-Year Losses	(290,237)
Other Temporary Differences	11,042
Total	81,578,033
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	8,344,636	6,232,374
Long-Term Capital Gains	—	—
Total	8,344,636	6,232,374
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	179,448,570
Gross Unrealized Appreciation	105,044,618
Gross Unrealized Depreciation	(14,208,732)
Net Unrealized Appreciation (Depreciation)	90,835,886
F.	During the year ended December 31, 2025, the fund purchased $16,817,499,000 of investment securities and sold $9,266,988,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $9,397,439,000 and $100,780,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $1,111,000 and sales were $2,000,resulting in net realized gain of less than $500; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	8,208	591	3,132	255
Issued in Lieu of Cash Distributions	909	62	660	54
Redeemed	(4,387)	(318)	(5,807)	(477)
Net Increase (Decrease)—Investor Shares	4,730	335	(2,015)	(168)

Developed Markets Index Fund
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	17,781,247	307,706	11,299,698	228,692
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	17,781,247	307,706	11,299,698	228,692
Admiral Shares
Issued	6,173,945	348,122	5,278,263	331,188
Issued in Lieu of Cash Distributions	914,228	48,573	713,962	45,634
Redeemed	(7,528,517)	(421,245)	(5,115,145)	(319,877)
Net Increase (Decrease)—Admiral Shares	(440,344)	(24,550)	877,080	56,945
Institutional Shares
Issued	3,329,618	186,853	2,487,639	155,579
Issued in Lieu of Cash Distributions	493,420	26,201	418,819	26,717
Redeemed	(4,357,606)	(242,510)	(3,766,702)	(235,649)
Net Increase (Decrease)—Institutional Shares	(534,568)	(29,456)	(860,244)	(53,353)
Institutional Plus Shares
Issued	3,682,942	128,524	3,406,196	135,554
Issued in Lieu of Cash Distributions	677,332	22,961	510,097	20,837
Redeemed	(3,306,801)	(119,010)	(3,069,906)	(122,181)
Net Increase (Decrease)—Institutional Plus Shares	1,053,473	32,475	846,387	34,210
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Developed Markets Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Developed Markets Index Fund (one of the funds constituting Vanguard Tax-Managed Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates $5,888,310,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
The fund hereby designates for the fiscal year $14,340,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $7,075,442,000 and foreign taxes paid of $538,664,000 , or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q1270 022026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

A majority of independent trustees of the board of Vanguard Developed Markets Index Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.